3

                                                             --------------------
As filed with the Securities and Exchange Commission on         OMB APPROVAL
June 22, 2006
                                                             --------------------
                                                             --------------------
Registration No. 33-135140                                   OMB Number:3235-0336
                                                             Expires March 31, 2008
                                                             Estimated   average
                                                             burden
                                                             hours per response1312.9
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                                       UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                         FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 / X /

PRE-EFFECTIVE AMENDMENT NO. 1                                           / X /

POST-EFFECTIVE AMENDMENT NO. __                                         /    /

                              OPPENHEIMER CHAMPION INCOME FUND

                             [GRAPHIC OMITTED][GRAPHIC OMITTED]

                     (Exact Name of Registrant as Specified in Charter)

                   6803 South Tucson Way, Centennial, Colorado 80112-3924

                             [GRAPHIC OMITTED][GRAPHIC OMITTED]

                          (Address of Principal Executive Offices)

                                        303-768-3200

                             [GRAPHIC OMITTED][GRAPHIC OMITTED]

                       (Registrant's Area Code and Telephone Number)

                                    Robert G. Zack, Esq.
                         Executive Vice President & General Counsel
                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                                     225 Liberty Street
                                  New York, New York 10148
                                       (212) 323-0250

                             [GRAPHIC OMITTED][GRAPHIC OMITTED]

                          (Name and Address of Agent for Service)

         As soon as practicable after the Registration Statement becomes effective.

                             [GRAPHIC OMITTED][GRAPHIC OMITTED]

                       (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered:  Class A, Class B, Class C, Class N and Class Y
shares of Oppenheimer Champion Income Fund.

It is proposed that this filing will become effective on July 24, 2006 pursuant to Rule 488.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of
1940, as amended.

This Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14
is filed with the Commission to include the facing sheet of the Registration Statement that was filed on June 19, 2006 (File No. 333-135140) (the "Registration Statement").

This Pre-Effective Amendment No. 1 to the Registration Statement is being filed to propose the date on which the filing will become effective as July 24, 2006, pursuant to Rule 488.

                                OPPENHEIMER HIGH YIELD FUND
                     6803 South Tucson Way, Centennial, Colorado 80112
                                       1.800.225.5677

                         NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                               TO BE HELD ON October 6, 2006

To the Shareholders of Oppenheimer High Yield Fund:

      Notice is hereby given that a Special Meeting of the Shareholders of Oppenheimer High
Yield Fund ("High Yield Fund"), a registered open-end management investment company, will be held at 6803 South Tucson Way, Centennial, Colorado 80112 at 1:00 p.m., Mountain time, on October 6, 2006, or any adjournments thereof (the "Meeting"), for the following purposes:

1.    To approve an Agreement and Plan of Reorganization between High Yield Fund and
       Oppenheimer Champion Income Fund ("Champion Income Fund"), and the transactions contemplated thereby, including: (a) the transfer of substantially all the assets of
       High Yield Fund to Champion Income Fund in exchange for Class A, Class B, Class C,
       Class N and Class Y shares of Champion Income Fund; (b) the distribution of shares of Champion Income Fund to the corresponding Class A, Class B, Class C, Class N and
       Class Y shareholders of High Yield Fund in complete liquidation of High Yield Fund;
       and (c) the cancellation of the outstanding shares of High Yield Fund (all of the foregoing being referred to as the "Proposal"); and

2.    To act upon such other matters as may properly come before the Meeting.

      Shareholders of record at the close of business on June 15, 2006 are entitled to notice of, and to vote at, the Meeting. The Proposal is more fully discussed in the combined Prospectus and Proxy Statement. Please read it carefully before telling us, through your proxy or in person, how you wish your shares to be voted. The Board of
Trustees of High Yield Fund recommends a vote in favor of the Proposal.

                   YOU CAN VOTE ON THE INTERNET, BY TELEPHONE OR BY MAIL.
                               WE URGE YOU TO VOTE PROMPTLY.
                                  YOUR VOTE IS IMPORTANT.

By Order of the Board of Trustees,
Robert G. Zack, Vice President and Secretary
August 1, 2006
____________________________________________________________________________________________
                           PLEASE VOTE THE ENCLOSED PROXY TODAY.
                 YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

                              OPPENHEIMER CHAMPION INCOME FUND
                     6803 South Tucson Way, Centennial, Colorado 80112
                                       1.800.225.5677

                          COMBINED PROSPECTUS AND PROXY STATEMENT
                                    Dated August 1, 2006

                             SPECIAL MEETING OF SHAREHOLDERS OF
                                OPPENHEIMER HIGH YIELD FUND
                               to be held on October 6, 2006

                                Acquisition of the Assets of
                                OPPENHEIMER HIGH YIELD FUND
                     6803 South Tucson Way, Centennial, Colorado 80112
                                       1.800.225.5677

      By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                              OPPENHEIMER CHAMPION INCOME FUND

      This combined Prospectus and Proxy Statement solicits proxies from the shareholders of Oppenheimer High Yield Fund ("High Yield Fund"), an open-end management investment company, to be voted at a Special Meeting of Shareholders (the "Meeting") to approve the
Agreement and Plan of Reorganization (the "Reorganization Agreement") and the transactions contemplated thereby (the "Reorganization") between High Yield Fund and Oppenheimer
Champion Income Fund ("Champion Income Fund"), an open-end management investment company.
This combined Prospectus and Proxy Statement constitutes the Prospectus of Champion Income
Fund and the Proxy Statement of High Yield Fund filed on Form N-14 with the Securities and
Exchange Commission ("SEC"). If shareholders of High Yield Fund vote to approve the
Reorganization Agreement and the Reorganization, substantially all of the assets of High
Yield Fund will be transferred to Champion Income Fund in exchange for shares of Champion
Income Fund and the assumption of certain liabilities, if any, described in the
Reorganization Agreement.  The Meeting will be held at the offices of OppenheimerFunds,
Inc. (the "Manager") at 6803 South Tucson Way, Centennial, Colorado 80112 on October 6,
2006 at 1:00 p.m., Mountain time. The Board of Trustees of High Yield Fund is soliciting these proxies on behalf of High Yield Fund. This Prospectus and Proxy Statement will first be sent to shareholders on or about August 1, 2006.

      If the shareholders of High Yield Fund vote to approve the Reorganization Agreement and the Reorganization, shareholders will receive Class A shares of Champion Income Fund equal in value to the value as of the "Valuation Date," which is the business day preceding the Closing Date of the Reorganization, of their Class A shares of High Yield Fund; Class B shares of Champion Income Fund equal in value to the value as of the Valuation Date of their Class B shares of High Yield Fund; Class C shares of Champion Income Fund equal in value to the value as of the Valuation Date of their Class C shares of High Yield Fund;
Class N shares of Champion Income Fund equal in value to the value as of the Valuation Date of their Class N shares of High Yield Fund; and Class Y shares of Champion Income Fund equal in value to the value as of the Valuation Date of their Class Y shares of High Yield
Fund.  High Yield Fund will subsequently be dissolved.

      This combined Prospectus and Proxy Statement gives information about the Class A,
Class B, Class C, Class N and Class Y shares of Champion Income Fund that you should know before investing. You should retain it for future reference. A Statement of Additional
Information, dated August 1, 2006, relating to the Reorganization, has been filed with the
SEC as part of the Registration Statement on Form N-14 (the "Registration Statement") and
is incorporated herein by reference. You may receive a free copy by writing to
OppenheimerFunds Services (the "Transfer Agent") at P.O. Box 5270, Denver, Colorado 80217
or by calling toll-free 1.800.225.5677. The Prospectus of Champion Income Fund dated
January 27, 2006, is enclosed herewith and considered a part of this combined Prospectus and Proxy Statement.  It is intended to provide you with information about Champion Income
Fund.  For more information regarding Champion Income Fund, in addition to its Prospectus, see the Statement of Additional Information dated January 27, 2006, which includes audited financial statements of Champion Income Fund for the 12-month period ended September 30,
2005 and the semiannual report dated March 31, 2006 which includes unaudited financial statements of Champion Income Fund for the 6-month period ended March 31, 2006.  These documents have been filed with the SEC and are incorporated herein by reference.  You may receive a free copy of these documents by writing to the Transfer Agent at P.O. Box 5270,
Denver, Colorado 80217, by calling toll-free 1.800.225.5677 or by visiting the website at
www.oppenheimerfunds.com.

      For more information regarding High Yield Fund, see the Prospectus of High Yield Fund
dated October 28, 2005, as supplemented April 27, 2006.  In addition to its Prospectus, see the Statement of Additional Information of High Yield Fund dated October 28, 2005, revised
December 6, 2005, as supplemented April 27, 2006 which includes the audited financial statements of High Yield Fund for the 12-month period ended June 30, 2005 and the semiannual report of High Yield Fund dated December 31, 2005, which includes unaudited financial statements for the 6-month period ended December 31, 2005.  These documents have been filed with the SEC and are incorporated herein by reference.  The annual report of
High Yield Fund dated June 30, 2006 which includes audited financial statements of High
Yield Fund for the 12-month period ended June 30, 2006 will be made available no later than
60 days thereafter. You may receive a free copy of these documents by writing to the
Transfer Agent at P.O. Box 5270, Denver, Colorado 80217, by calling toll-free
1.800.225.5677 or by visiting the website at www.oppenheimerfunds.com.

Mutual fund shares are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Mutual fund shares involve investment risks including the possible loss of principal.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus and Proxy
Statement. Any representation to the contrary is a criminal offense.

This combined Prospectus and Proxy Statement is dated August 1, 2006.

                                     TABLE OF CONTENTS
                          COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                                      Page

Synopsis................................................................
   What am I being asked to vote on?....................................
   What are the general tax consequences of the Reorganization?.........
   How do the investment objectives and policies of the Funds compare?..
   What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?...............................................
   What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?...............................................
   How have the Funds performed?........................................
   Management's Discussion of Champion Income Fund's Performance........
How do the Account Features and Shareholder Services for the Funds Compare?
      Purchases, Redemptions and Exchanges..............................
      Dividends and Distributions.......................................
      Other Shareholder Services........................................

What are the Principal Risks of an Investment in High Yield Fund or
Champion Income Fund?...................................................

Information About the Reorganization....................................
   How will the Reorganization be carried out? .........................
   Who will pay the expenses of the Reorganization? ....................
   What are the tax consequences of the Reorganization? ................

Reasons for the Reorganization..........................................
   Board Considerations ................................................
   What should I know about Class A, Class B, Class C, Class N and Class Y Shares of
   Champion Income Fund?................................................

What are the Fundamental Investment Restrictions of the Funds?..........

Other Comparisons Between the Funds.....................................
      Management of the Funds...........................................
      Investment Management and Fees....................................
      Distribution Services.............................................
      Transfer Agency and Custody Services..............................
      Shareholder Rights................................................

Voting Information .....................................................
   How do I vote? ......................................................
   Who is Entitled to Vote and How are Votes Counted?...................
   Quorum and Required Vote.............................................
   Solicitation of Proxies..............................................
   Revoking a Proxy.....................................................
   What other matters will be voted upon at the Meeting?................

Additional Information About the Funds..................................
   Householding of Reports to Shareholders and Other Fund Documents.....
   Pending Litigation...................................................
   Principal Shareholders...............................................

Exhibit A:  Agreement and Plan of Reorganization between Oppenheimer High Yield Fund and

Enclosures:
Prospectus of Oppenheimer Champion Income Fund dated January 27, 2006.

                                             36
                                          SYNOPSIS

      This is only a summary and is qualified in its entirety by the more detailed information contained in or incorporated by reference in this combined Prospectus and Proxy
Statement and by the Reorganization Agreement which is attached as Exhibit A. Shareholders should carefully review this Prospectus and Proxy Statement and the Reorganization
Agreement in their entirety and, in particular, the current Prospectus of Champion Income
Fund which accompanies this Prospectus and Proxy Statement and is incorporated herein by reference.

What am I being asked to vote on?

      You are being asked by the Board of Trustees of High Yield Fund to approve the reorganization of your Fund, High Yield Fund, with and into Champion Income Fund (each individually a "Fund" and collectively the "Funds").  If shareholders of High Yield Fund approve the Reorganization, substantially all of the assets of High Yield Fund will be transferred to Champion Income Fund, in exchange for an equal value of shares of Champion
Income Fund and the assumption of certain liabilities, if any, described in the
Reorganization Agreement. The shares of Champion Income Fund will then be distributed to
High Yield Fund shareholders, and High Yield Fund will subsequently be liquidated. If the
Reorganization is approved by shareholders of High Yield Fund, you will no longer be a shareholder of High Yield Fund, and, instead, will become a shareholder of Champion Income
Fund.  This exchange will occur on the Closing Date (as such term is defined in the
Reorganization Agreement attached hereto as Exhibit A) of the Reorganization.

      Approval of the Reorganization means that as a shareholder in High Yield Fund, you will receive Class A, Class B, Class C, Class N and/or Class Y shares of Champion Income
Fund, as the case may be, equal in value to the value of the net assets of your High Yield
Fund shares transferred to Champion Income Fund on the Closing Date.  The shares you receive will be issued at net asset value ("NAV") without a sales charge and will not be subject to any contingent deferred sales charge ("CDSC").

      In considering whether to approve the Reorganization, you should consider, among other things:

(i)   The number of similarities (as well as any differences) between the Funds (as discussed herein) and the relative advantages and disadvantages of each Fund.

(ii)  That the Reorganization would allow you the ability to continue your investment in a fund that closely resembles the investment style you were seeking when you invested in High Yield Fund.

 Champion Income Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust in October 1987. High Yield Fund is an open-end, diversified management investment company originally incorporated in Maryland in 1978 but reorganized as a Massachusetts business trust in August 1986.  High Yield Fund commenced operations on July 28, 1978.  Champion Income Fund commenced operations on November 16,
 1987.  As of [May 31], 2006, High Yield Fund had approximately $[1.451] billion in net assets and Champion Income Fund had approximately $[1.382] billion in net assets.

      By merging into Champion Income Fund, shareholders of High Yield Fund should have the benefit of economies of scale associated with a larger fund, including a lower effective management rate and lower total operating expenses, while maintaining their investment in a fund with similar investment objectives and policies.  Additionally, the Manager is the investment adviser to both Funds and employs the same team of investment professionals to manage both Funds, which results in duplicative efforts with respect to tracking portfolio positions, compliance with investment limits, preparation of reports and other administrative functions  As a result, the Manager believes that merging the two Funds also will allow the portfolio management team to focus on managing one, larger fund rather than two, smaller but similar funds.  The Manager has concluded that because both Funds are managed essentially in the same way, there is the potential for confusion among investors and financial advisors, thereby limiting the sales potential of both Funds.
 (See the discussion in "Reasons for the Reorganization" beginning on page ____ below for more details.)

      The Board of High Yield Fund reviewed and discussed with the Manager and the Board's independent legal counsel the proposed Reorganization. Information with respect to, but not limited to, each Fund's respective investment objectives and policies, management fees, distribution fees and other operating expenses, historical performance and asset size, was also considered by the Board of High Yield Fund.

      Based on the considerations discussed above and the reasons more fully described under "Reasons for the Reorganization" (beginning on page ______ below), together with other relevant factors and information, at a meeting held on April 26, 2006, the Board of
Trustees of High Yield Fund concluded that the Reorganization would be in the best interests of shareholders of High Yield Fund and that the Fund would not experience any dilution as a result of the Reorganization.  The Board of Trustees of High Yield Fund voted to approve the proposed Reorganization and to recommend that shareholders approve the proposed Reorganization.

      The proposed Reorganization was also approved by the Board of Trustees of Champion
Income Fund at a meeting held on April 26, 2006.

                       THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
                    TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is expected that shareholders of High Yield Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of Champion Income Fund. You should, however, consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences.

      For federal income tax purposes, the holding period of your High Yield Fund shares will be carried over to the holding period for Champion Income Fund shares you receive in connection with the Reorganization. This exchange will occur on the Closing Date (as such term is defined in the Reorganization Agreement) of the Reorganization.  For further information about the tax consequences of the Reorganization, please see the "Information
About the Reorganization--What are the Tax Consequences of the Reorganization?"

How do the investment objectives and policies of the Funds compare?

       As shown in the chart below, the respective investment objectives are identical and the investment strategies of the Funds are substantially similar.

 -------------------------------------------------------------------------------
             HIGH YIELD FUND                      CHAMPION INCOME FUND
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                             Investment Objectives
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 The Fund's primary objective is to      The Fund's primary objective is to
 seek a high level of current income by  seek a high level of current income
 investing in a diversified portfolio    by investing in a diversified
 of high-yield, lower-rated,             portfolio of high-yield, lower-rated,
 fixed-income securities that the        fixed-income securities that the
 Fund's investment Manager,              Fund's investment Manager,
 OppenheimerFunds, Inc., believes do     OppenheimerFunds, Inc., believes do
 not involve undue risk. The Fund's      not involve undue risk. The Fund's
 secondary objective is to seek capital  secondary objective is to seek
 growth when consistent with its         capital growth when consistent with
 primary objective.                      its primary objective
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                             Investment Strategies
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 o     The Fund invests mainly in a      o     The Fund invests mainly in a
    variety of high-yield debt               variety of high-yield
    securities of domestic and foreign       fixed-income debt securities of
    issuers for high current income.         domestic and foreign issuers for
    These securities primarily include:      high current income. These
 o     Lower-grade bonds and notes of        securities primarily include:
        corporate issuers                o     Lower-grade bonds and notes of
 o     Foreign corporate and government         corporate issuers.
        bonds                            o     Foreign corporate and
 o     Mortgage-related securities and          government bonds.
        other asset backed securities    o     "Structured" notes.
 o     "Structured" notes
 o     Preferred stock                   o     Under normal market conditions,
                                             the Fund invests at least 60% of
 o     Under normal circumstances, the       its total assets in high-yield,
    Fund invests at least 80% of its         lower-grade, fixed-income
    net assets (plus borrowings for          securities, commonly called "junk
    investment purposes) in high-yield,      bonds, which are those rated
    lower-grade investments which will       below "Baa" by Moody's Investors
    include high yield bonds, commonly       Service ("Moody's") or lower than
    called "junk bonds," and may also        "BBB" by Standard & Poor's Rating
    include convertible securities,          Services ("S&P") or comparable
    preferred stock, loan participation      ratings by other
    interests, structured notes and          nationally-recognized rating
    asset-based securities that are          organizations (or, in the case of
    rated below investment grade.            unrated securities, determined by
                                             the Manager to be comparable to
 o     The remainder of the Fund's           securities rated below investment
    assets may be invested in other          grade).
    debt securities, cash or cash
    equivalents, rights or warrants, or  o     The remainder of the Fund's
    common stock and other equity            assets may be held in other debt
    securities when the Manager              securities, cash or cash
    believes those are consistent with       equivalents, in rights or
    the Fund's objectives.                   warrants, or invested in common
                                             stocks and other equity
 o     In selecting securities for the       securities when the Manager
    Fund, the Fund's portfolio manager       believes those are consistent
    analyzes the overall investment          with the Fund's objectives.
    opportunities and risks in               Investments in high-yield
    different market sectors,                securities and equity securities
    industries and countries.  The           may provide opportunities for
    overall strategy is to build a           capital growth while also
    broadly diversified portfolio of         providing income to the Fund.
    debt securities to help moderate
    the special risks of investing in    o     The Fund's foreign investments
    high-yield debt securities.  The         currently focus on debt
    portfolio manager currently uses a       securities of issuers in
    "bottom up" approach, focusing on        developed markets.  The Fund also
    the performance of individual            uses certain derivative
    securities before considering            investments, primarily
    industry trends.  He evaluates an        "structured notes" to try to
    issuer's liquidity, financial            enhance income or to try to
    strength and earnings power, and         manage investment risks.
    also considers the factors below
    (which may vary in particular cases  o     In selecting securities for the
    and may change over time), looking      Fund, the Fund's portfolio
    for:                                    managers analyze the overall
 o     Changes in the business cycle        investment opportunities and risks
        that might affect corporate         in different market sectors,
        profits,                            industries and countries.  The
 o     Corporate sectors that in the        overall strategy is to build a
        portfolio managers' view are        broadly diversified portfolio of
        currently undervalued in the        debt securities to help moderate
        marketplace,                        the special risks of investing in
 o     Issuers with earnings growth         high-yield debt instruments.  The
        rates that are faster than the      portfolio managers currently use a
        growth rate of the overall          "bottom up" approach, focusing on
        economy,                            the performance of individual
 o     Securities or sectors that will      securities before considering
        help the overall                    industry trends.  They evaluate an
        diversification of the              issuer's liquidity, financial
        portfolio, and                      strength and earnings power and
 o     Issuers with improvements in         also consider the factors below
        relative cash flows and             (which may vary in particular
        liquidity to help them meet         cases and may change over time),
        their obligations.                  looking for:
                                         o     Changes in the business cycle
 o     The portfolio manager employs a          that might affect corporate
    disciplined approach in deciding            profits,
    whether to sell particular           o     Corporate sectors that in the
    portfolio securities based on               portfolio managers' views are
    quantitative models and fundamental         currently undervalued in the
    research. If a particular debt              marketplace,
    security exhibits a material         o     Issuers with earnings growth
    decrease in revenue and earnings            rates that are faster than the
    growth, they will consider selling          growth rate of the overall
    the debt security. In addition, if          economy,
    the reason that the portfolio        o     Securities or sectors that will
    manager originally purchased the            help the overall
    debt security of a particular               diversification of the
    company materially changes, then he         portfolio, and
    may also decide to sell the debt     o     Issuers with improvements in
    security.                                   relative cash flows and
                                                liquidity to help them meet
                                                their obligations.

                                         The portfolio managers monitor
                                         changes in the factors listed above
                                         and any changes in those factors may
                                         trigger a decision to sell a security.
 -------------------------------------------------------------------------------
                         Who is the Fund Designed For?
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 The Fund is designed primarily for      The Fund is designed primarily for
 investors seeking high current income   investors seeking high current income
 from a fund that invests mainly in      from a fund that invests mainly in
 lower-grade domestic and foreign debt   lower-grade domestic and foreign
 securities. Those investors should be   fixed-income debt securities.  Those
 willing to assume the greater risks of  investors should be willing to assume
 short-term share price fluctuations     the greater risks of short-term share
 that are typical for a fund that        price fluctuations that are typical
 invests in those debt securities,       for a fund that invests mainly in
 which also have special credit risks.   high-yield domestic and foreign
 Since the Fund's income level will      fixed-income debt securities, which
 fluctuate, it is not designed for       also have special credit risks.
 investors needing an assured level of   Since the Fund's income level will
 current income. The Fund is intended    fluctuate, it is not designed for
 to be a long-term investment and may    investors needing an assured level of
 be appropriate as a part of a           current income.  The Fund is intended
 retirement plan portfolio. The Fund is  to be a long-term investment and may
 not a complete investment program.      be appropriate as a part of a
                                         retirement plan portfolio.  The Fund
                                         is not a complete investment program.
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                                    Manager
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 OppenheimerFunds, Inc.                  OppenheimerFunds, Inc.
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                               Portfolio Manager
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Dimitrios Kourkoulakos                  Dimitrios Kourkoulakos
 -------------------------------------------------------------------------------

      As shown in the chart above, both Funds invest mainly in a variety of high-yield, fixed income debt securities of domestic and foreign issuers for high current income, including lower-grade bonds and notes of corporate issuers, foreign corporate and government bonds and "structured" notes.  Both Funds also can invest in mortgage-related and other asset-backed securities and preferred stocks.

      In terms of asset allocation, High Yield Fund invests at least 80% of its net assets in high-yield, lower-grade investments which include high-yield bonds.  This is a non-fundamental policy of High Yield Fund but may not be changed without first providing shareholders of that Fund with 60 days written notice.  Champion Income Fund invests at least 60% of its net assets in high-yield, lower-grade, fixed-income securities.  Champion
Income Fund's policy is also non-fundamental and the Manager has no current plans to change the policy upon the successful completion of the Reorganization.

What are the fees and  expenses  of each  Fund and what are they  expected  to be after  the
Reorganization?

      High Yield Fund and Champion Income Fund each pay a variety of expenses directly for management of their respective assets, administration and/or distribution of shares and other services. Those expenses are subtracted from each Fund's assets to calculate the
Fund's net asset value per share. Shareholders pay these expenses indirectly. Shareholders pay other expenses directly, such as sales charges.

      The following table is provided to help you understand and compare the fees and expenses of investing in shares of High Yield Fund with the fees and expenses of investing in shares of Champion Income Fund. The pro forma fees and expenses of the surviving
Champion Income Fund show what the fees and expenses are expected to be after giving effect to the Reorganization of High Yield Fund into Champion Income Fund.

      The chart below reflects the current contractual management fee schedule for each of the Funds and the proposed management fee schedule for the surviving Champion Income Fund upon the successful completion of the Reorganization.

                                    PRO FORMA FEE TABLES
                        For the 12 month period ended March 31, 2006

---------------------------------------------------------------------------------
                                   High Yield     Champion        Pro Forma
                                                                  Surviving
                                      Fund       Income Fund   Champion Income
                                     Class A       Class A           Fund
                                     Shares        Shares       Class A Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on        4.75%         4.75%           4.75%
purchases (as a % of offering
price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a % of the lower of
the original offering price or       None(1)       None(1)         None(1)
redemption proceeds)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Redemption Fee as a percentage        2.00%         2.00%           2.00%
of total redemption proceeds)(5)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Management Fees                       0.62%         0.61%           0.55%
---------------------------------------------------------------------------------
Distribution and/or Service           0.25%         0.25%           0.25%
(12b-1) Fees
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Other Expenses                        0.19%         0.24%           0.19%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Fund Operating Expenses         1.06%         1.10%           0.99%
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                   High Yield     Champion        Pro Forma
                                                                  Surviving
                                      Fund       Income Fund   Champion Income
                                     Class B       Class B           Fund
                                     Shares        Shares       Class B Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on        None          None             None
purchases (as a % of offering
price)
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a % of the lower of
the original offering price or      5.00%(2)      5.00%(2)         5.00%(2)
redemption proceeds)
---------------------------------------------------------------------------------
Redemption Fee as a percentage        2.00%         2.00%           2.00%
of total redemption proceeds)(5)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Management Fees                       0.62%         0.61%           0.55%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Distribution and/or Service           1.00%         1.00%           1.00%
(12b-1) Fees
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Other Expenses                        0.21%         0.23%           0.18%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Fund Operating Expenses         1.83%         1.84%           1.73%
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                   High Yield     Champion        Pro Forma
                                                                  Surviving
                                      Fund       Income Fund   Champion Income
                                  Class C       Class C              Fund
                                  Shares        Shares          Class C shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on        None          None             None
purchases (as a % of offering
price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge       1.00%(3)      1.00%(3)         1.00%(3)
(Load) (as a % of the lower of
the original offering price or
redemption proceeds)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Redemption Fee as a percentage        2.00%         2.00%           2.00%
of total redemption proceeds)(5)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Management Fees                       0.62%         0.61%           0.55%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Distribution and/or Service           1.00%         1.00%           1.00%
(12b-1) Fees
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Other Expenses                        0.22%         0.22%           0.20%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Fund Operating Expenses         1.84%         1.83%           1.75%
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                   High Yield     Champion        Pro Forma
                                                                  Surviving
                                      Fund       Income Fund   Champion Income
                                     Class N       Class N           Fund
                                     Shares        Shares       Class N Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on        None          None             None
purchases (as a % of offering
price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a % of the lower of
the original offering price or      1.00%(4)      1.00%(4)         1.00%(4)
redemption proceeds)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Redemption Fee as a percentage        2.00%         2.00%           2.00%
of total redemption proceeds)(5)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Management Fees                       0.62%         0.61%           0.55%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Distribution and/or Service           0.50%         0.50%           0.50%
(12b-1) Fees
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Other Expenses                        0.31%         0.45%           0.40%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Fund Operating Expenses         1.43%         1.56%           1.45%
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                  High Yield    Champion      Pro Forma
                                                              Surviving
                                  Fund          Income Fund   Champion Income
                                  Class Y       Class Y       Fund
                                  Shares        Shares        Class Y Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on        None          None             None
purchases (as a % of offering
price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a % of the lower of
the original offering price or        None          None             None
redemption proceeds)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Redemption Fee as a percentage        2.00%         2.00%           2.00%
of total redemption proceeds)(5)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Management Fees                       0.62%         0.55%           0.55%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Distribution and/or Service           None          None             None
(12b-1) Fees
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Other Expenses                        0.34%         0.15%           0.21%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Fund Operating Expenses         0.96%         0.70%           0.76%
---------------------------------------------------------------------------------

Expenses may vary in future years.  "Other Expenses" include transfer agent fees,  custodial fees,  and  accounting  and legal  expenses.  "Other  Expenses"  are based on,  among  other things,  fees each Fund  would have paid if the  transfer  agent had not waived a portion of its fee under a  voluntary  undertaking  to the Fund to limit these fees to 0.35% of average daily net  assets per fiscal  year.  That  undertaking  may be amended or  withdrawn  at any time. After the waiver,  actual "Other  Expenses" and "Total Annual  Operating  Expenses" as
percentages  of  average  daily  net  assets,  for High  Yield  Fund were  0.24% and  0.86%, respectively,  for Class Y shares.  Class A,  Class B,  Class C and Class N were the same as shown above since they did not exceed the expense cap. For Champion  Income Fund,  after the waiver,  actual "Other  Expenses" and "Total Annual  Operating  Expenses" as  percentages of average daily net assets for Champion  Income Fund were 1.37% and 1.48%,  respectively,  for
Class N shares.  Class A, Class B and Class C were the same as shown  above.  Class Y shares of Champion  Income Fund are not  expected to be offered  until  approximately  September 1,
2006.  Accordingly,  the "Annual Fund Operating Expenses" are estimated based on projections of what those  expenses  will be for the Fund's Class Y shares  during its first fiscal year
Class Y had assets of approximately $51,000,000.

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares.  See "How to
   Buy Shares" in each Fund's Prospectus for details.
2.    Applies to redemptions within the first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of retirement plan's first purchase of
   Class N shares.
5.    The redemption fee applies to the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.
   See "How to Sell Shares" for more information on when the redemption fee will apply.

Examples

      These examples below are intended to help you compare the cost of investing in High
Yield Fund and the surviving Champion Income Fund after the Reorganization. These examples assume an annual return for each class of 5%, the operating expenses described in the tables above and reinvestment of your dividends and distributions.

      Your actual costs may be higher or lower because expenses will vary over time. For each $10,000 investment, you would pay the following projected expenses if you redeemed your shares after the number of years shown or held your shares for the number of years shown without redeeming, according to the following examples.

                                      High Yield Fund
--------------------------------------------------------------------------------
If shares are             1 Year       3 Years        5 Years       10 Years
redeemed(1):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                    $578          $798         $1,035         $1,714
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                    $688          $881         $1,199         $1,774
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                    $289          $584         $1,005         $2,178
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                    $247          $456          $787          $1,725
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                    $147          $462          $810          $1,844
--------------------------------------------------------------------------------

                                      High Yield Fund
--------------------------------------------------------------------------------
If shares are not         1 Year       3 Years        5 Years       10 Years
redeemed(2):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                    $578          $798         $1,035         $1,714
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                    $188          $581          $999          $1,774
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                    $189          $584         $1,005         $2,178
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                    $147          $456          $787          $1,725
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                    $147          $462          $810          $1,844
--------------------------------------------------------------------------------

                                    Champion Income Fund
--------------------------------------------------------------------------------
If     shares      are    1 Year        3 Years       5 Years       10 Years
redeemed(1):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                    $582          $810         $1,056         $1,758
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                    $689          $884         $1,205         $1,801
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                    $288          $581          $999          $2,167
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                    $260          $496          $856          $1,871
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                    $160          $504          $884          $2,011
--------------------------------------------------------------------------------

                                    Champion Income Fund
--------------------------------------------------------------------------------
If shares are not         1 Year        3 Years       5 Years       10 Years
redeemed(2):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                    $582          $810         $1,056         $1,758
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                    $189          $584         $1,005         $1,801
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                    $188          $581          $999          $2,167
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                    $160          $496          $856          $1,871
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                    $160          $504          $884          $2,011
--------------------------------------------------------------------------------

                          Pro Forma Surviving Champion Income Fund
--------------------------------------------------------------------------------
If      shares      are    1 year       3 years       5 years       10 years
redeemed(1):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $572         $777          $999          $1,636
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $677         $850         $1,147         $1,678
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $279         $556          $957          $2,080
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $249         $462          $798          $1,748
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                     $149         $469          $821          $1,869
--------------------------------------------------------------------------------

                          Pro Forma Surviving Champion Income Fund
--------------------------------------------------------------------------------
If   shares   are   not    1 year       3 years       5 years       10 years
redeemed(2):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $572         $777          $999          $1,636
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $177         $550          $947          $1,678
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $179         $556          $957          $2,080
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $149         $462          $798          $1,748
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                     $149         $469          $821          $1,869
--------------------------------------------------------------------------------

(1.)  In the "If shares are redeemed"  examples,  expenses  include the initial sales charge for Class A and the  applicable  Class B, Class C and Class N  contingent  deferred  sales charges.
(2.)  In the "If  shares  are not  redeemed"  examples,  the Class A  expenses  include  the initial  sales  charge,  but Class B,  Class C and Class N  expenses  do not  include  the contingent deferred sales charges.
(3.)  Class B expenses  for years 7 through 10 are based on Class A expenses,  since Class B shares automatically convert to Class A 72 months after purchase.

What are the capitalizations of the Funds and what would the capitalization be after the
Reorganization?

      The following table sets forth the existing capitalization (unaudited) of High Yield
Fund and Champion Income Fund as of March 31, 2006 and the pro forma combined capitalization of Champion Income Fund as of March 31, 2006 as if the Reorganization had
occurred on that date.

--------------------------------------------------------------------------------
High Yield Fund            Net Assets          Shares         Net Asset Value
                                             Outstanding         Per Share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class A                $1,051,763,891      111,743,600           $9.41
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class B                 $187,238,728       20,205,930            $9.27
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class C                 $123,254,341       13,130,783            $9.39
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class N                 $16,761,133         1,777,603            $9.43
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class Y                 $71,806,922         7,692,029            $9.34
-------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL                    $1,450,825,015      154,549,945
-------------------------------------------------------------

--------------------------------------------------------------------------------
Champion Income Fund       Net Assets          Shares         Net Asset Value
                                             Outstanding         Per Share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class A                 $909,964,437       98,806,652            $9.40
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class B                 $242,420,620       25,820,128            $9.39
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class C                 $198,770,277       21,169,383            $9.39
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class N                 $30,830,637         3,278,702            $9.40
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class Y                         --                 --                --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL                    $1,381,985,971      147,074,865
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Champion Income Fund       Net Assets          Shares         Net Asset Value
(Pro Forma Surviving
Fund)*                                       Outstanding         Per Share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class A                $1,961,728,328      208,696,427           $9.40
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class B                 $429,659,348       45,760,355            $9.39
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class C                 $322,024,618       34,295,510            $9.39
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class N                 $47,591,770         5,061,802            $9.40
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class Y                 $71,806,922         7,639,034            $9.40
-------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL                    $2,832,810,986      301,453,129
-------------------------------------------------------------
o     Reflects  the  issuance  of  111,889,775  Class A shares,  19,940,227  Class B shares,
   13,126,127  Class C shares,  1,783,100  Class N shares  and  7,639,034  Class Y shares of
   Champion  Income  Fund in a tax-free  exchange  for the net  assets of High  Yield  Fund, aggregating $131,124,615.

How have the Funds performed?

      The following past performance information for each Fund is set forth below: (i) a bar chart showing changes in each Fund's performance for Class A shares from year to year for the last ten calendar years (or less, if applicable) and (ii) tables detailing how the average annual total returns of each Fund's shares, both before and after taxes, compared to those of broad-based market indices. The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state or local taxes.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The past investment performance of either Fund, before and after taxes, is not necessarily an indication of how either Fund will perform in the future.

Annual Total Returns for High Yield Fund (Class A) as of 12/31 each year

[See appendix to prospectus and proxy statement for data in bar chart showing annual total returns for Oppenheimer High Yield Fund.]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from January 1, 2006 through March 31, 2006, the cumulative return (not annualized before taxes for Class A shares was 2.57%. During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 9.39%
(2nd Qtr 03) and the lowest return (not annualized) before taxes for a calendar quarter was
-7.40% (3rd Qtr 98).

Annual Total Returns for Champion Income Fund (Class A) as of 12/31 each year

[See appendix to prospectus and proxy statement for data in bar chart showing annual total returns for Oppenheimer Champion Income Fund.]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from January 1, 2006 through June 30, 2006, the cumulative return (not annualized before taxes for Class A shares was ______%. During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was
9.31% (2nd Qtr 03) and the lowest return (not annualized) before taxes for a calendar quarter was -6.46% (3rd Qtr `98).

-------------------------------------------------------------------------------------
High Yield Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Average Annual Total Returns                        5 Years            10 Years
for the periods ended              1 Year         (or life of        (or life of
December 31, 2005                               class, if less)    class, if less)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class A Shares (inception
7/28/78)                           -2.17%            5.28%              5.19%
  Return Before Taxes              -4.62%            1.96%              1.60%
  Return After Taxes on
  Distributions                    -1.44%            2.41%              2.13%
  Return After Taxes on
  Distributions and Sale of
  Fund Shares
-------------------------------------------------------------------------------------
Merrill Lynch High Yield
Master Index (reflects no
deduction for fees, expenses
or taxes)                           2.83%            8.76%              6.80%*
-------------------------------------------------------------------------------------
Lehman Brothers Credit Index
(reflects no deduction for          1.95%            7.11%              6.46%*
fees, expenses or taxes)
-------------------------------------------------------------------------------------
Class B Shares (inception          -2.93%            5.19%              5.21%
5/3/93)
-------------------------------------------------------------------------------------
Class C Shares (inception           0.93%            5.49%              4.87%
11/1/95)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class N Shares (inception           1.37%            4.64%               N/A
3/1/01)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class Y Shares (inception           2.80%            6.40%              4.03%
10/15/97)
-------------------------------------------------------------------------------------
* From 12/31/95.

------------------------------------------------------------------------------------
Champion Income Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Average Annual Total Returns                        5 Years           10 Years
for the periods ended              1 Year         (or life of        (or life of
December 31, 2005                               class, if less)    class, if less)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class A Shares (inception
11/16/87)                          -2.22%            5.66%              5.52%
  Return Before Taxes              -4.47%            2.57%              2.02%
  Return After Taxes on
  Distributions                    -1.45%            2.90%              2.48%
  Return After Taxes on
  Distributions and Sale of
  Fund Shares
------------------------------------------------------------------------------------
Merrill Lynch High Yield
Master Index
(reflects no deduction for
fees, expenses or taxes)            2.83%            8.76%             6.80%*
------------------------------------------------------------------------------------
Lehman Brothers Credit Index
(reflects no deduction for          1.95%            7.11%             6.46%*
fees, expenses or taxes)
------------------------------------------------------------------------------------
Class B Shares (inception          -2.90%            5.61%              5.55%
10/02/95)
------------------------------------------------------------------------------------
Class C Shares (inception           0.94%            5.91%              5.24%
12/1/93)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class N Shares (inception           1.30%            4.94%               N/A
3/1/01)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
*From 12/31/95.

      The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  Each
Fund's average annual total returns include applicable sales charges: for Class A, the current maximum initial sales charge of 4.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and Class N, the 1% contingent deferred sales charge for the 1-year period.  High Yield Fund does not impose a sales charge for Class Y shares.  Champion Income Fund is expected to begin offering Class Y
Shares approximately September 1, 2006.  Therefore no performance information is available for Class Y.  Champion Income Fund will not impose a sales charge on these shares.  Because
Class B shares of each Fund convert to Class A shares 72 months after purchase, Class B
"life-of-class" performance does not include any contingent deferred sales charge and uses
Class A performance for the period after conversion.  Each Fund's performance of the Funds'
Class A shares is compared to the Merrill Lynch High Yield Master Index, an unmanaged index of below-investment grade debt securities of U.S. corporate issuers, and the Lehman
Brothers Credit Index, an index of non-convertible U.S. investment-grade corporate bonds.
The indices' performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes.  The Funds' investments vary from those in the indices.

Management's Discussion of Champion Income Fund's Performance

      A discussion of the performance of Champion Income Fund taken from its annual report dated September 30, 2005 is set forth in Exhibit C.

HOW DO THE ACCOUNT FEATURES AND SHAREHOLDER SERVICES FOR THE FUNDS COMPARE?

Purchases, Redemptions and Exchanges

      Both Funds are part of the OppenheimerFunds family of mutual funds. The procedures for purchases, exchanges and redemptions of shares of the Funds are substantially the same.
Shares of either Fund may be exchanged for shares of the same class of certain other
Oppenheimer funds offering such shares. Exchange privileges are subject to amendment or termination at any time.

      Both Funds have the same initial and subsequent minimum investment amounts for the purchase of shares. These amounts are $1,000 and $50, respectively. Both Funds have a maximum initial sales charge of 4.75% on Class A shares for purchases of less than $50,000.
The sales charge of 4.75% is reduced for purchases of Class A shares of $50,000 or more.
Investors who purchase $1 million or more of Class A shares pay no initial sales charge but may have to pay a contingent deferred sales charge of up to 1% if the shares are sold within 18 calendar months from the beginning of the calendar month during which they were purchased. Class B shares of the Funds are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC") upon redemption depending on the length of time the shares are held. The CDSC begins at 5% for shares redeemed in the first year and declines to 1% in the sixth year and is eliminated after that. Class C shares may be purchased without an initial sales charge, but if redeemed within 12 months of buying them, a CDSC of 1% may be deducted. Class N shares are purchased without an initial sales charge, but if redeemed within 18 months of the retirement plan's first purchase of N shares, a CDSC of 1% may be deducted.

      Class A, Class B, Class C, Class N and Class Y shares of Champion Income Fund received in the Reorganization will be issued at net asset value, without a sales charge and no CDSC or redemption fee will be imposed on any High Yield Fund shares exchanged for
Champion Income Fund shares as a result of the Reorganization. However, any CDSC that applies to High Yield Fund shares as of the date of the exchange will carry over to
Champion Income Fund shares received in the Reorganization.

Dividends and Distributions

      Both Funds intend to declare dividends separately for each class of shares from net investment income each regular business day and pay them monthly. Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares. The Funds have no fixed dividend rate and cannot guarantee that they will pay any dividends or distributions.

      Either Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. The Funds may make supplemental distributions of dividends and capital gains following the end of their fiscal years.  There can be no assurance that either Fund will pay any capital gains distributions in a particular year.

Other Shareholder Services

      Both Funds also offer the following privileges: (i) the ability to reduce your sales charge on purchases of Class A shares through rights of accumulation or letters of intent,
(ii) reinvestment of dividends and distributions at net asset value, (iii) net asset value purchases by certain individuals and entities, (iv) Asset Builder (automatic investment)
Plans, (v) Automatic Withdrawal and Exchange Plans for shareholders who own shares of the
Funds valued at $5,000 or more, (vi) AccountLink and PhoneLink arrangements, (vii)
exchanges of shares for shares of the same class of certain other funds at net asset value,
(viii) telephone and Internet redemption and exchange privileges and (ix) wire redemptions of fund shares (for a fee). All of such services and privileges are subject to amendment or termination at any time and are subject to the terms of the Funds' respective prospectuses.  For additional information, please see the section in the current Prospectus of Champion Income Fund titled "ABOUT YOUR ACCOUNT."

 WHAT ARE THE PRINCIPAL RISKS OF AN INVESTMENT IN HIGH YIELD FUND OR CHAMPION INCOME FUND?

      Like all investments, an investment in either Fund involves risk.  The risks
associated with an investment in each Fund are substantially similar.    There is no
assurance that either Fund will meet its investment objective.  The achievement of the
Funds' goals depends upon market conditions, generally, and on the portfolio manager's analytical and portfolio management skills. The risks described below collectively form the risk profiles of the Funds, and can affect the value of the Funds' investments, investment performance and prices per share.  There is also the risk that poor securities selection by the Manager will cause a Fund to underperform other funds having a similar objective.
These risks mean that you can lose money by investing in either Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

The Funds' Overall Risk

      Overall, in the short term, the values of high-yield debt securities can fluctuate substantially because of interest rate changes and perceptions about the high-yield market among investors.  Foreign debt securities can be volatile, and the prices of each Fund's shares can go up and down substantially because of events affecting foreign markets or issuers.  Defaults by issuers of lower-grade securities could reduce the Fund's income and share prices.  Debt securities are subject to credit and interest rate risks that can affect their values and the share prices of each Fund.  In the OppenheimerFunds spectrum, the Funds are likely to be more volatile and have more risks than funds that focus on investing in U.S. government securities and investment-grade bonds.

      The risks associated with each Fund are substantially similar.  Except where key differences between the Funds are noted, the Funds share the following principal risks.

      The allocation of the Funds' portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends.  The Funds have no requirements as to the range of maturities of the debt securities they can buy or as to the market capitalization of the issuers of those securities.

      The Manager does not rely solely on ratings of debt securities by rating organizations when selecting investments for the Funds.  The Funds can buy unrated securities.  The Manager assigns a rating to an unrated security that is equivalent to what the Manager believes are comparable rated securities.

      Each Fund can invest some of its assets in other types of debt securities, as well as common stocks and other equity securities of foreign and U.S. companies when consistent with a Fund's goals.  A Fund's portfolio might not always include all of the different types of investments described below.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased.  Each Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of securities of any one issuer and by not investing too great a percentage of its respective assets in any one issuer.
Also, neither Fund concentrates 25% or more of its total assets in the securities of issuers in any one industry or the securities of any one foreign government.

      However, changes in the overall market prices of securities and the income they pay can occur at any time. The share prices and yield of each Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

Credit Risk.  Debt securities are subject to credit risk.  Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due.  If the issuer fails to pay interest, a Fund's income might be reduced, and if the issuer fails to repay interest or principal, the value of that security and of the
Fund's shares might be reduced.  High-yield, lower-grade debt securities are especially subject to risks of default.  A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce a security's market value.

High Yield Fund differs from Champion Income Fund in that High Yield Fund may enter into credit default swaps directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default.  If there is a credit event, High Yield Fund either delivers the defaulted bond (if the Fund has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Fund has taken the long position in the credit default swap note).  Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

High-Yield, Lower-Grade Debt Securities.  Each Fund mainly buys high-yield, lower-grade, fixed-income securities of U.S. and foreign issuers, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, and asset-backed securities, among others. High Yield Fund is required to invest at least 80% of its net assets in high-yield, lower-grade bonds compared to Champion Income Fund's requirement to invest at least 60% of its total assets in the same type of securities.  Although this distinction allows Champion Income Fund more investment flexibility to, for example, invest a higher percentage in higher rated securities if market conditions warranted such investments, under normal circumstances both Funds tend to have similar investment strategies.  As of the month ended May 31, 2006, Champion Income Fund had __% of its net assets invested in high-yield, lower-grade bonds compared to __% for High Yield Fund.

      In either case, there are no limits on the amount of each Fund's assets that can be invested in debt securities rated below investment grade.  Each Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time a Fund buys them.  While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

      To the extent that a fund invests significantly in high yield bonds, because those securities may be traded infrequently, investors may seek to trade fund shares based on their knowledge or understanding of the value of those types of securities (sometimes called "price arbitrage").  Certain Oppenheimer funds, including High Yield Fund and
Champion Income Fund, that invest a significant amount of their assets in high yield bonds, impose a 2% redemption fee in certain circumstances to attempt to deter such price arbitrage.  Such price arbitrage, if otherwise successful, might interfere with the efficient management of a Fund's portfolio to a greater degree than would be the case for funds that invest in more liquid securities, because the fund may have difficulty selling those securities at advantageous times or prices to satisfy the liquidity requirements created by large and/or frequent trading activity.  Successful price arbitrage activities might also dilute the value of fund shares held by other shareholders.

      Special Lower-Grade Securities.  Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities.  Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations.  These risks can reduce a Fund's share prices and the income it earns.  The market for lower-grade securities may be less liquid, especially during times of general economic distress, and therefore they may be harder to value and to sell at an acceptable price.

Interest Rate Risks. The values of debt securities are subject to change when prevailing interest rates change.  When interest rates fall, the values of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount.  The magnitude of these fluctuations will often be greater for longer-term debt securities than for shorter-term debt securities, and at times each Fund's average portfolio maturity may be relatively long-term.  Each Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Funds' investments in debt securities. Also, if interest rates fall, the Fund's investments in new securities at lower yields will reduce the Fund's income.

Risks Of Foreign Investing.  Each Fund can invest up to 100% of its assets in foreign securities in developed markets or emerging markets, as well as "supra-national" entities, such as the World Bank.  These securities include bonds, debentures and notes, including derivative investments.  However, neither Fund currently intends to invest more than 25% of its net assets in foreign securities.

      Emerging and developing markets may offer special investment opportunities but investments in these countries present risks not found in more mature markets.  Those securities might be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets.  Settlements of trades may be subject to greater delays so that a Fund may not receive the proceeds of a sale of a security on a timely basis.

      The change in value of a foreign currency against the U.S. dollar will affect the
U.S. dollar value of securities denominated in that foreign currency.  Currency rate changes can also affect a distribution a Fund makes from the income it receives from foreign securities.  Foreign investing can result in higher transaction and operating costs for the Funds.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.  The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

      Additionally, if a Fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of the New York Stock Exchange that day, when the Fund's net asset value is calculated.  If such time-zone arbitrage were successful, it might dilute the interests of other shareholders.  However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair values, and the imposition of redemption fees, may help deter those activities.

Risks Of Derivative Investments. Each Fund can use derivatives to seek increased income or principal value or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest rate swaps, structured notes, and mortgage-related securities are examples of derivatives each Fund can use.  If the issuer of the derivative does not pay the amount due, a Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, a Fund's share prices could decline or the Fund could receive less income than expected.  Each Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.  In addition to using some derivatives to hedge investment risks, each Fund can use other derivative investments because they offer the potential for increased income and principal value.  Some derivative investments held by the Fund may be illiquid.

"Structured" Notes.  Each Fund can buy "structured" notes, the values of which fall or rise in response to changes in the values of the underlying security or index.  Structured notes are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity.
The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.  Structured Notes are subject to both credit and interest rate risks and therefore the Funds could receive more or less than they originally invested when the notes mature; or they may receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated.  Their values may be very volatile and they may have a limited trading market, making it difficult for the Funds to value or sell its investment at an acceptable price.

Convertible  Preferred  Stock and other  Convertible  Securities.  Both  Funds may invest in high yield convertible preferred stock and other convertible securities.

      Unlike common  stock,  preferred  stock  typically has a stated  dividend  rate.  When interest  rates rise,  the value of preferred  stock having a fixed  dividend  rate tends to fall. The right to payment of dividends on preferred  stock  generally is subordinate to the rights of the company's debt  securities.  Preferred stock dividends may be cumulative (they remain a liability of the company until paid) or non-cumulative.

      Some convertible  preferred stock with a mandatory  conversion  feature has a set call price to buy the underlying  common stock. If the underlying common stock price is less than the call price,  the holder will pay more for the common  stock than its market  price.  The issuer might also be able to redeem the stock prior to the mandatory  conversion date, which could diminish the potential for capital appreciation on the investment.

      The Manager considers some convertible  securities to be "equity  equivalents" because of the  conversion  feature and in that case their rating has less impact on the  investment decision than in the case of debt securities.  Because of the conversion feature,  the price of a convertible  security will normally vary in some  proportion to changes in the price of the underlying common stock. In general, convertible securities:

o     have higher yields than common stocks but lower yields than comparable non-convertible securities;

o     may be subject to less fluctuation in value than the underlying stock because of their income, and

o     provide potential for capital appreciation if the market price of the underlying common stock increases (and in those cases may be thought of as "equity substitutes").

Other Investment Strategies

      To seek its investment objectives, each Fund can also use some or all the investment techniques and strategies described below, except where otherwise stated, although each
Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Common Stocks and Other Equity Securities.  Each Fund can invest in common stocks and other equity securities, including warrants and rights, preferred stock and convertible securities, when consistent with its objectives.  Stocks fluctuate in price and their short-term volatility at times may be great.  To the extent that the Fund invests in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk can affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.  Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer
or       its industry. When interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall.

Loans of Portfolio Securities.  Each Fund has entered into a Securities Lending Agreement with JP Morgan Chase. Under that agreement portfolio securities of a Fund may be loaned to brokers, dealers and other financial institutions.  The Securities Lending Agreement provides that loans must be adequately collateralized and may be made only in conformity with the Fund's Securities Lending Guidelines, adopted by the Fund's Board of Trustees.
For both High Yield and Champion Income Fund, the value of the securities loaned may not exceed 25% of the value of a Fund's respective net assets.

      Securities lending allows the Funds to retain ownership of the securities loaned and, at the same time, earn additional income.  The borrower provides a Fund with collateral in an amount at least equal to the value of the securities loaned.  A Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned.  If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities.  If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market.  The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.  Loans will be made only to parties deemed to be in sound financial condition and when, in the
Manager's judgment, the income earned would justify the risks.

      Other Derivative Investments.  In addition to purchasing structured notes, each Fund may also use the following other types of derivative investments to seek its objectives, except where stated that the investment type applies to a particular Fund

o     Mortgage-Related Securities.  Each Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. They may be issued or guaranteed by the
      U.S. government or its agencies and instrumentalities or by private issuers. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series, each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. government agency or instrumentality or mortgage loans insured by a U.S. government agency.

            The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

            If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced.
      Additionally, a Fund might have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Additionally, the Fund may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the
      Fund to lose a portion of its principal investment represented by the premium the
      Fund paid.

      When interest rates rise rapidly, and if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

            Each Fund may also enter into "forward roll" (also referred to as "mortgage dollar rolls") transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set
      price.   During the period between the sale and the purchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities, or that the counterparty might default in its obligation.

o     Private-Issuer Mortgage-Backed Securities. CMOs and other mortgage-related securities issued by private issuers are not U.S. government securities, and are subject to greater credit risks than mortgage-related securities that are U.S. government securities. Both Funds can invest in mortgage-backed securities issued by private issuers. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans.  They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers.  Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as interest rate risks and prepayment risks), although in some cases they may be supported by insurance or guarantees.

o     Zero-Coupon and "Stripped" Securities. Champion Income Fund can buy government and corporate zero-coupon bonds that pay no interest.  They are issued at a substantial discount from their face value.  The Fund also can buy "stripped" securities that are the separate income or principal components of a debt security.  Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.  Both Champion Income Fund and
      High Yield Fund may invest in such stripped securities.

            Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates.
      The market for some of these securities may be limited, making it difficult for the
      Fund to dispose of its holdings at an acceptable price.

Participation Interests in Loans.  Both Funds may invest in participation loans.  These securities represent an undivided fractional interest in a loan obligation by a borrower.
They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate.  The loans may be to foreign or U.S. companies.  They are subject to the risk of default by the borrower as well as credit risks of the servicing agent of the participation interest, which can cause a Fund to lose money on its investment.  Each Fund can also buy interests in trusts and other entities that hold loan obligations.  In that case the Fund will be subject to the trust's credit risks.  Neither Fund invests more than
5% of its net assets in participation interests of any one borrower.

Hedging.  Each Fund can buy and sell futures contracts, put and call options and forward contracts. These are all referred to as "hedging instruments." The Fund is not required to use hedging instruments to seek its objectives. The Fund will not use hedging instruments for speculative purposes, and has limits on its use of them.

    The Fund could buy and sell  options,  futures  and  forward  contracts  for a number of purposes.  It might do so to try to manage its exposure to the  possibility  that the prices of its  portfolio  securities  may  decline,  or to  establish a position in the  securities market as a temporary  substitute for purchasing  individual  securities.  It might do so to try to manage its exposure to changing  interest rates.  The Fund can use forward  contracts and  currency  options  to try to  manage  foreign  currency  risks  on the  Fund's  foreign investments.

      Hedging has risks. Options trading involves the payment of premiums and has special tax effects on a Fund. There are also special risks in particular hedging strategies. If a covered call written by a Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

      If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

"When-Issued" and "Delayed-Delivery"  Transactions.  Both Funds can purchase securities on a
"when-issued"  basis and may  purchase or sell  securities  on a  "delayed-delivery"  basis.
These terms refer to securities  that have been created and for which a market  exists,  but which are not available for  immediate  delivery.  There might be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

Illiquid and Restricted Securities.  Both Funds may invest in illiquid and restricted securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.
Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.
Neither Fund will invest more than 10% of its net assets in illiquid or restricted securities.  The Board can increase that limit to 15%.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit.  The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Portfolio Turnover.  Both Funds may engage in short-term trading to try to achieve their objectives.  Portfolio turnover affects brokerage costs, although a Fund does not pay for brokerage on most of its portfolio transactions.  If a Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  Increased portfolio turnover creates higher brokerage and transaction costs for a Fund (and may reduce performance).

Temporary Defensive and Interim Investments.  In times of adverse or unstable market, economic or political conditions, each Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the respective Fund's principal investment strategies.  Generally, they would be cash or cash equivalents, such as U.S. Treasury Bills and other short-term U.S. government obligations or high-grade commercial paper.  Both
Funds can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares.  To the extent the Fund invests defensively in these securities, it might not achieve its investment objectives.

                            INFORMATION ABOUT THE REORGANIZATION

      This is only a summary of the  material  terms of the  Reorganization  Agreement.  You should read the form of Reorganization Agreement, which is attached as Exhibit A.

How will the Reorganization be carried out?

      If the shareholders of High Yield Fund approve the Reorganization Agreement, the
Reorganization will take place after various conditions are satisfied by High Yield Fund and Champion Income Fund, including delivery of certain documents. The Closing Date is presently scheduled for on or about October 13, 2006 and the "Valuation Date" (which is the business day preceding the Closing Date of the Reorganization) is presently scheduled for on or about October 12, 2006.

      If the shareholders of High Yield Fund vote to approve the Reorganization Agreement, you will receive Class A, Class B, Class C, Class N or Class Y shares of Champion Income
Fund equal in value to the value as of the Valuation Date of your shares of High Yield
Fund.  High Yield Fund will then be liquidated and its outstanding shares will be cancelled. The stock transfer books of High Yield Fund will be permanently closed at the close of business on the Valuation Date.

      Shareholders of High Yield Fund who vote their Class A, Class B, Class C, Class N and
Class Y shares in favor of the Reorganization will be electing in effect to redeem their shares of High Yield Fund at net asset value on the Valuation Date, after High Yield Fund subtracts a cash reserve, and reinvest the proceeds in Class A, Class B, Class C, Class N and Class Y shares of Champion Income Fund at net asset value. The cash reserve is that amount retained by High Yield Fund, which is deemed sufficient in the discretion of the
Board of High Yield Fund for the payment of High Yield Fund's outstanding debts, taxes and expenses of liquidation. The cash reserve will consist of approximately $________ in cash.
Champion Income Fund is not assuming any debts of High Yield Fund except debts for unsettled securities transactions and outstanding dividend and redemption checks. Any debts paid out of the cash reserve will be those debts, taxes or expenses of liquidation incurred by High Yield Fund on or before the Closing Date. High Yield Fund will recognize capital gains or losses on any sales of portfolio securities made prior to the Reorganization. The sales of portfolio securities contemplated in the Reorganization are anticipated to be in the ordinary course of business of High Yield Fund's activities.

      Under the Reorganization Agreement, within one year after the Closing Date, High
Yield Fund shall: (a) either pay or make provision for all of its debts and taxes; and (b)
either (i) transfer any remaining amount of the cash reserve to Champion Income Fund, if such remaining amount is not material (as defined below) or (ii) distribute such remaining amount to the shareholders of High Yield Fund who were shareholders on the Valuation Date.
The remaining amount shall be deemed to be material if the amount to be distributed, after deducting the estimated expenses of the distribution, equals or exceeds one cent per share of the number of High Yield Fund shares outstanding on the Valuation Date. In order to qualify for this rebate, it is not necessary for a shareholder of High Yield Fund to continue to hold Champion Income Fund shares received in the Reorganization. If the Cash
Reserve is insufficient to satisfy any of High Yield Fund's liabilities, the Manager will assume responsibility for any such unsatisfied liability. Within one year after the Closing
Date, High Yield Fund will complete its liquidation.

      Under the Reorganization Agreement, either High Yield Fund or Champion Income Fund may abandon and terminate the Reorganization Agreement for any reason and there shall be no liability for damages or other recourse available to the other Fund, provided, however, that in the event that one of the Funds terminates the Reorganization Agreement without reasonable cause, it shall, upon demand, reimburse the other Fund for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with the
Reorganization Agreement.

      To the extent permitted by law, the Funds may agree to amend the Reorganization
Agreement without shareholder approval. They may also agree to terminate and abandon the
Reorganization at any time before or, to the extent permitted by law, after the approval of shareholders of High Yield Fund.

Who will pay the expenses of the Reorganization?

      The cost of printing and mailing this Proxy will be borne by High Yield Fund and is estimated to be approximately $101,361.  The Funds will share equally the cost of the tax opinion. Any documents such as existing prospectuses or annual reports that are included in the proxy mailing or at a shareholder's request will be a cost of the Fund issuing the document. Any other out-of-pocket expenses associated with the Reorganization will be paid by the Funds in the amounts incurred by each. The approximate cost of the Reorganization is
$[38,000] for High Yield Fund and $[14,000] for Champion Income Fund.

What are the tax consequences of the Reorganization?

      The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as
amended. Based on certain assumptions and representations received from High Yield Fund and
Champion Income Fund, it is expected to be the opinion of KPMG LLP that; (i) shareholders of High Yield Fund should not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of Champion Income Fund; (ii)
shareholders of Champion Income Fund should not recognize any gain or loss upon receipt of
High Yield Fund's assets (iii) and the holding period of Champion Income Fund shares received in that exchange should include the period that High Yield Fund shares were held
(provided such shares were held as a capital asset on the Closing Date).  In addition, neither Fund is expected to recognize a gain or loss as a direct result of the
Reorganization.  Please see the Agreement and Plan of Reorganization for more details.

      If the tax opinion is not received by the Closing Date, the Fund may still pursue the
Reorganization, pending re-solicitation of shareholders and shareholder approval which would delay the reorganization by several months.  Although not likely, in the event such a tax opinion is not received, the reorganization may not qualify as a tax-free reorganization.

      Prior to the Valuation Date, High Yield Fund may pay a dividend which will have the effect of distributing to High Yield Fund's shareholders all of High Yield Fund's investment company taxable income, if any, for taxable years ending on or prior to the
Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Closing Date
(after reduction for any available capital loss carry-forward). As of High Yield Fund's
fiscal year ended June 30, 2006, the Fund had $[          ] of net capital loss
carry-forward available to offset any realized capital gains and thereby reduce the capital gains distributions. Any such dividends will be included in the taxable income of High
Yield Fund's shareholders as ordinary income and capital gain, respectively.

      You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the
Reorganization in light of your individual circumstances. You should also consult your tax advisor as to state and local and other tax consequences, if any, of the Reorganization because this discussion only relates to federal income tax consequences.

                               REASONS FOR THE REORGANIZATION

Board Considerations

      At a meeting of the Boards of Trustees of High Yield Fund and Champion Income Fund
held April 26, 2006, the Board considered whether to approve the proposed Reorganization on behalf of each Fund and reviewed and discussed with the Manager and the Boards' independent legal counsel the proposed Reorganization.  Information with respect to, among other things, the Funds' respective investment objectives and policies, management fees, distribution fees and other operating expenses, historical performance and asset size also was considered by the Board.

      The Board received information that demonstrated that as of March 31, 2006, Champion
Income Fund had approximately $1.382 billion in net assets and High Yield Fund had approximately $1.451 billion in net assets.  The Board considered that merging the Funds is expected to result in a larger fund having combined assets over $2.8 billion.  As a result, shareholders of both Funds should receive the benefit of economies of scale that result from, for example, a lowered effective management fee and per share operating expenses because the fees and expenses are being spread across a larger asset base while still being invested in a fund with the same investment objective and substantially similar investment policies as the current Funds.

   The Board considered that the Funds' have identical investment objectives and substantially similar investment strategies.  The overlapping portfolio management style in the two Funds may result in the potential for confusion among investors and financial advisors, thereby limiting the sales potential of both Funds.  The Board also considered that the two Funds share the same portfolio management team which  results in duplicative efforts by the Manager and its portfolio management team with respect to tracking portfolio positions, compliance with investment limits, preparation of reports and other administrative functions.  Effecting the proposed Reorganization would allow the Manager and the portfolio management team to focus on managing one, larger fund and thus allow the
Manager to provide additional resources to Champion Income Fund.

      The Board considered that the procedures for purchases, exchanges and redemptions of shares of both Funds are substantially similar and that both Funds offer the same investor services and options.

      The Board also  considered the terms and conditions of the  Reorganization,  including that there would be no sales charge  imposed in effecting  the  Reorganization  and that the
Reorganization  is expected to be a tax-free  reorganization.  The Board concluded that High
Yield Fund's  participation  in the transaction was in the best interests of High Yield Fund and that the  Reorganization  would not result in a dilution  of the  interests  of existing shareholders of High Yield Fund.

      After consideration of the above factors, other considerations, and such information as the Board of High Yield Fund deemed relevant, the Board, including the Trustees who are not "interested persons" (as defined in the Investment Company Act) of Champion Income
Fund, High Yield Fund or the Manager (the "Independent Trustees"), unanimously approved the
Reorganization and the Reorganization Agreement and voted to recommend its approval by the shareholders of High Yield Fund.

      The Board also determined that the Reorganization was in the best interests of
Champion Income Fund and its shareholders and that no dilution would result to those shareholders.  Champion Income Fund shareholders do not vote on the Reorganization.  The
Board on behalf of Champion Income Fund, including the Independent Trustees, unanimously approved the Reorganization and the Reorganization Agreement.

      Neither Fund's Board members are required to attend the meeting nor do they plan to attend the meeting.

      For the reasons discussed above, the Board, on behalf of High Yield Fund, recommends that you vote FOR the Reorganization Agreement. If shareholders of High Yield Fund do not approve the Reorganization Agreement, the Reorganization will not take place.

What should I know about Class A, Class B, Class C, Class N and Class Y Shares of Champion
Income Fund?

      Upon consummation of the Reorganization, Class A, Class B, Class C, Class N, and
Class Y shares of Champion Income Fund will be distributed to shareholders of Class A,
Class B, Class C, Class N and Class Y shares of High Yield Fund, respectively, in connection with the Reorganization. The shares of Champion Income Fund will be recorded electronically in each shareholder's account. Champion Income Fund will then send a confirmation to each shareholder. Shareholders of High Yield Fund holding certificates representing their shares will not be required to surrender their certificates in connection with the reorganization. However, former shareholders of High Yield Fund whose shares are represented by outstanding share certificates will not be allowed to redeem or exchange shares of Champion Income Fund they receive in the Reorganization until the exchanged High Yield Fund certificates have been returned to the Transfer Agent.

      The rights of shareholders of both Funds are substantially the same as are their governing documents.  Each share will be fully paid and non-assessable when issued, will have no preemptive or conversion rights and will be transferable on the books of Champion
Income Fund. Champion Income Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. Neither Fund permits cumulative voting.

WHAT ARE THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS?

      Both High Yield Fund and Champion Income Fund have certain additional fundamental investment restrictions that  can only be changed with shareholder approval. Generally, these investment restrictions are similar between the Funds.  Please see the Statements of
Additional Information for each Fund for descriptions of those investment restrictions, which are incorporated by reference into the Statement of Additional Information dated
August 1, 2006 related to this Reorganization.

OTHER COMPARISONS BETWEEN THE FUNDS

      The description of certain other key features of the Funds is set forth below.  More detailed information is available in each Fund's  Prospectus and Statement of Additional
Information, which are incorporated by reference.

Management of the Funds

      Each Fund is governed by the same Board of Trustees, which is responsible for protecting the interests of each Fund's shareholders under Massachusetts law and other applicable laws.  For a listing of the Champion Income Fund's Board of Trustees and biographical information, please refer to the Statement of Additional Information to this
Prospectus and Proxy Statement.

Investment Management and Fees

      The day-to-day management of the business and affairs of each Fund is the responsibility of the Manager.  Pursuant to each Fund's investment advisory agreement, the
Manager acts as the investment advisor for both Funds, manages the assets of both Funds and makes their respective investment decisions.  The Manager employs the Funds' portfolio managers.  Dimitrios "Jimmy" Kourkoulakos, supported by other members of the Manager's high-yield portfolio team, is primarily responsible for the day-to-day management of both
Funds' investments.

      Both Funds obtain investment management services from the Manager according to the terms of management agreements that are substantially similar although Champion Income
Fund's effective management fee (0.60%) was slightly lower than that of High Yield Fund
(0.61%) for the Funds' 2005 fiscal year.  Although Champion Income Fund had a lower management fee than High Yield Fund, the total operating expenses for High Yield Fund were lower than that of Champion Income Fund as of the end of each Fund's respective 2005 fiscal years and for the 12-month period ending March 31, 2006.  However, following the merger, the larger, combined Champion Income Fund will have lower total operating expenses.  The chart below shows the current contractual management fee schedule for each of the Funds.

---------------------------------------------------------------
High Yield Fund(1)               Champion Income Fund(1)
---------------------------------------------------------------
---------------------------------------------------------------

0.75% of the first $200 million  0.70% of the first $250
of average annual net assets,    million of average annual
0.72% of the next $200 million,  net assets of the Fund,
0.69% of the next $200 million,  0.65% of the next $250
0.66% of the next $200 million,  million, 0.60% of the next
0.60% of the next $200 million   $500 million, 0.55% of the
and 0.50% of average annual net  next $500 million, and 0.50%
assets over $1 billion. The      of average annual net assets
Fund's                           in excess of $1.5 billion.
management fee for its last      The Fund's management fee
fiscal year ended June 30, 2005  for its last fiscal year
was 0.61% of average annual net  ended September 30, 2005 was assets for each class of shares. 0.60% of average annual
                                 net   assets for each class
                                 of shares.

---------------------------------------------------------------
1.    Based on average annual net assets.

      The advisory agreements require the Manager, at its expense, to provide the Funds with adequate office space, facilities and equipment. The agreements also require the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Funds. Those responsibilities include the compilation and maintenance of records with respect to their operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

      Each Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreements list examples of expenses paid by each Fund. The major categories relate to interest, taxes, brokerage commissions, fees to Independent Trustees, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs, and non-recurring expenses, including litigation costs.

      Both investment advisory agreements generally provide that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the
Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection with any matters to which the agreement(s) relate.

      The Manager is controlled by Oppenheimer Acquisition Corp., a holding company owned in part by senior officers of the Manager and ultimately controlled by Massachusetts Mutual
Life Insurance Company, a mutual life insurance company that also advises pension plans and investment companies. The Manager has been an investment advisor since January 1960. The
Manager (including subsidiaries and an affiliate) managed more than $[   ] billion in
assets as of [     ], 2006, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at 225 Liberty Street, 11th Floor, New York,
New York 10281-1008.

Distribution Services

      OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the principal underwriter in a continuous public offering of shares of the Funds, but is not obligated to sell a specific number of shares.  Both Funds have adopted a Service Plan and Agreement under Rule 12b-1 of the Investment Company Act for their Class A shares. The Service Plan provides for the reimbursement to the Distributor for a portion of its costs incurred in connection with the services provided to accounts that hold Class A shares of the respective Fund. Under the Class A Service Plans, reimbursement is made at a rate of up to
0.25% of average annual net assets of Class A shares of the respective Funds. The
Distributor currently uses the fees it receives from the Funds to pay dealers, brokers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers that hold Class A shares of the respective Funds.

      Both Funds have adopted Distribution and Service Plans and Agreements under Rule
12b-1 of the Investment Company Act for Class B, Class C and Class N shares. These plans compensate the Distributor for its services and costs in connection with the distribution of Class B, Class C and Class N shares and for servicing shareholder accounts. Under the plans, the Funds pay the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a periodic basis.

      The Manager and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the
 Distributor's own resources, including from the profits derived from the advisory fees the
 Manager receives from a Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by a Fund to these financial intermediaries and any commissions the
 Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the Pro Forma
 Fee Tables contained in this Prospectus and Proxy Statement because they are not paid by either Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to each Fund, or both, and receive compensation for doing
so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of each Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as
"distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing."
Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of a Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of a Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the
Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of a Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments.
Possible considerations include, without limitation, the types of services provided by the intermediary, sales of fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the
Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the Transfer Agent to
financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others.
These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

      The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus and Proxy
Statement. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Transfer Agency and Custody Services

      Both Funds receive shareholder accounting and other clerical services from
OppenheimerFunds Services, a division of the Manager, in its capacity as transfer agent and dividend paying agent. It acts on an annual per-account fee basis for both Funds. The terms of the transfer agency agreement for both Funds, and of a voluntary undertaking to limit transfer agent fees (to 0.35% per fiscal year for each class of both Funds) are substantially similar.  JP Morgan Chase Bank, located at 4 Chase Metro Tech Center,
Brooklyn, NY 11245, act as custodian of both Funds.

Shareholder Rights

      Both Funds are Massachusetts business trusts. The Funds are not required to, and do not, hold annual meetings of shareholders and have no current intention to hold such meetings, except as required by the Investment Company Act.

      Under the Investment Company Act, the Funds are required to hold a shareholder meeting if, among other reasons, the numbers of Directors/Trustees elected by shareholders is less than a majority of the total number of Directors/Trustees, or if they seek to change a fundamental investment policy. The Trustees of Champion Income Fund will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

                                     VOTING INFORMATION

How do I vote?

      Please take a few moments to complete your proxy ballot promptly. You may vote your shares by completing and signing the enclosed proxy ballot(s) and mailing the proxy ballot(s) in the postage paid envelope provided.  You also may vote your shares by telephone or via the internet by following the instructions on the attached proxy ballot(s)
and accompanying materials.  You may cast your vote by attending the Meeting in person if you are a record owner.

      If you need assistance, have any questions regarding the Proposal or need a replacement proxy ballot, you may contact us toll-free at 1-800-225-5677 (1-800-CALL-OPP).
Any proxy given by a shareholder, whether in writing, by telephone or via the internet, is revocable as described below under the paragraph titled "Revoking a Proxy".

      If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Reorganization Agreement.

o     Telephone Voting.  Please have the proxy ballot in hand and call the number on the enclosed materials and follow the instructions.  After you provide your voting instructions, those instructions will be read back to you and you must confirm your voting instructions before ending the telephone call.  The voting procedures used in connection with telephone voting are designed to reasonably authenticate the identity of shareholders, to permit shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded.

      As the Special Meeting date approaches, certain shareholders may receive telephone calls from a representative of the solicitation firm (if applicable) if their vote has not yet been received.  Authorization to permit the solicitation firm to execute proxies may be obtained by telephonic instructions from shareholders of High Yield
      Fund.  Proxies that are obtained telephonically will be recorded in accordance with the procedures discussed herein.  These procedures have been designed to reasonably ensure that the identity of the shareholder providing voting instructions is accurately determined and that the voting instructions of the shareholder are accurately recorded.

      In all cases where a telephonic proxy is solicited, the solicitation firm representative is required to ask for each shareholder's full name, address, title
      (if the shareholder is authorized to act on behalf of an entity, such as a corporation) and to confirm that the shareholder has received the Proxy Statement and ballot.  If the information solicited agrees with the information provided to the solicitation firm, the solicitation firm representative has the responsibility to explain the process, read the proposal listed on the proxy ballot, and ask for the shareholder's instructions on such proposal.  The solicitation firm representative, although he or she is permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote.  The solicitation firm representative may read any recommendation set forth in the Proxy Statement.  The solicitation firm representative will record the shareholder's instructions.  Within
      72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the solicitation firm immediately if his or her instructions are not correctly reflected in the confirmation.  For additional information, see also the section below titled "Solicitation of Proxies".

o     Internet Voting. You also may vote over the internet by following the instructions in the enclosed materials.  You will be prompted to enter the control number on the enclosed proxy ballot. Follow the instructions on the screen, using your proxy ballot as a guide.

Who is entitled to vote and how are votes counted?

      Shareholders of record of High Yield Fund at the close of business on June 15, 2006
(the "record date") will be entitled to vote at the Meeting. On June 15, 2006, there were
_______________ outstanding shares of High Yield Fund, consisting of ______________, Class
A shares, ________________ Class B shares, __________________ Class C shares,
________________ Class N shares and ________________ Class Y shares.  Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of High Yield Fund held on the Record Date.

      The individuals named as proxies on the proxy ballots (or their substitutes) will vote according to your directions if your proxy ballot is received and properly executed, or in accordance with the instructions you provide if you vote by telephone, internet or mail.  You may direct the proxy holders to vote your shares on the proposal by checking the appropriate box "FOR" or "AGAINST", or instruct them not to vote those shares on the proposal by checking the "ABSTAIN" box.

Quorum and Required Vote

The presence in person or by proxy of a majority (as that term is defined in the Investment
Company Act of 1940) of High Yield Fund's shares outstanding and entitled to vote constitutes a quorum.  Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.  Shares whose proxies reflect an abstention on the proposal are counted as shares present and entitled to vote for purposes of determining whether the required quorum of shares exists for the Proposal.  However, because of the need to obtain a vote of a majority of the shares outstanding and entitled to vote, abstentions will have the same effect as a vote "against" the Proposal.  In the absence of a quorum, the shareholders present or represented by proxy and entitled to vote thereat have the power to adjourn the meeting from time to time but no longer than six months form the date of the meeting without further notice.

      The affirmative vote of the holders of a majority of the shares of High Yield Fund outstanding and entitled to vote is necessary to approve the Reorganization Agreement and the transactions contemplated thereby. Champion Income Fund shareholders do not vote on the
Reorganization.

      In absence of a quorum or if a quorum is present but sufficient votes to approve the
Proposal are not received by the date of the Meeting, the persons named in the enclosed proxy (or their substitutes) may propose and approve one or more adjournments of the
Meeting to permit further solicitation of proxies.  All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned.  The persons named as proxies on the proxy ballots (or their substitutes) will vote the Shares present in person or by proxy (including broker non-votes and abstentions) in favor of such an adjournment if they determine additional solicitation is warranted and in the interests of the Fund's shareholders.

Solicitation of Proxies

      Broker-dealer firms, banks, custodians, nominees and other fiduciaries may be required to forward soliciting material to the beneficial owners of the shares of record on behalf of High Yield Fund and to obtain authorization for the execution of proxies.  For those services, they will be reimbursed by the Fund for their reasonable expenses incurred in connection with the proxy solicitation to the extent the Fund would have directly borne those expenses.

      In addition to solicitations by mail, solicitations may be conducted by telephone or email including by a proxy solicitation firm hired at High Yield Fund's expense. If a proxy solicitation firm is hired, it is anticipated that the cost to High Yield Fund of engaging a proxy solicitation firm would not exceed $[7,500], plus the additional costs which would be incurred in connection with contacting those shareholders who have not voted, in the event of a need for re-solicitation of votes.  Currently, if the Manager determines to retain the services of a proxy solicitation firm on behalf of the Fund, the Manager anticipates retaining _____________.  Any proxy solicitation firm engaged by the Fund, among other things, will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing shareholder information to any third party; and (iii) required to comply with applicable telemarketing laws.

o     Voting By Broker-Dealers.  Shares owned of record by broker-dealers (or record owners) for the benefit of their customers ("street account shares") will be voted by the broker-dealer based on instructions received from its customers. If no instructions are received, the broker-dealer does not have discretionary power
      ("broker non-vote") to vote such street account shares on the Proposal under applicable stock exchange rules.  This "broker non-vote" occurs when a proxy is received from a broker and the broker does not have discretionary authority to vote the shares on that matter.  Broker non-votes will not be counted as present nor entitled to vote for purposes of determining a quorum nor will they be counted as votes "for" or "against" the Proposal.  Beneficial owners of street account shares cannot vote at the meeting.  Only record owners may vote at the meeting.

o     Voting by the Trustee for OppenheimerFunds-Sponsored Retirement Plans.  Shares held in OppenheimerFunds-sponsored retirement accounts for which votes are not received as of the last business day before the Meeting Date, will be voted by the trustee for such accounts in the same proportion as Shares for which voting instructions from the
      Fund's other shareholders have been timely received.

Revoking a Proxy

      You may revoke a previously granted proxy at any time before it is exercised by: (1)
delivering a written notice to the Fund expressly revoking your proxy, (2) signing and sending to the Fund a later-dated proxy, (3) telephone or internet or (4) attending the
Meeting and casting your votes in person if you are a record owner. Please be advised that the deadline for revoking your proxy by telephone or the internet is 3:00 p.m., Eastern
Time, on the last business day before the Meeting.

What other matters will be voted upon at the Meeting?

      The Board of Trustees of High Yield Fund does not intend to bring any matters before the Meeting other than those described in this Prospectus and Proxy Statement. Neither the
Board nor the Manager is aware of any other matters to be brought before the Meeting by others. Matters not known at the time of the solicitation may come before the Meeting.  The proxy as solicited confers discretionary authority with respect to such matters that might properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy (or their substitutes) to vote the proxy in accordance with their judgment on such matters.

o     Shareholder Proposals.  The Funds are not required and do not intend to hold shareholder meetings on a regular basis.  Special meetings of shareholders may be called from time to time by either a Fund or the shareholders (for certain matters and under special conditions described in the Funds' Statements of Additional
      Information).  Under the proxy rules of the SEC, shareholder proposals that meet certain conditions may be included in a fund's proxy statement for a particular meeting.  Those rules currently require that for future meetings, the shareholder must be a record or beneficial owner of Fund shares either (i) with a value of at least $2,000 or (ii) in an amount representing at least 1% of the Fund's securities to be voted, at the time the proposal is submitted and for one year prior thereto, and must continue to own such shares through the date on which the meeting is held.
      Another requirement relates to the timely receipt by a Fund of any such proposal.
      Under those rules, a proposal must have been submitted a reasonable time before the
      Fund began to print and mail this Proxy Statement in order to be included in this
      Proxy Statement.  A proposal submitted for inclusion in a Fund's proxy material for the next special meeting after the meeting to which this Proxy Statement relates must be received by the Fund a reasonable time before the Fund begins to print and mail the proxy materials for that meeting. Notice of shareholder proposals to be presented at the Meeting must have been received within a reasonable time before the Fund began to mail this Proxy Statement.  The fact that the Fund receives a proposal from a qualified shareholder in a timely manner does not ensure its inclusion in the proxy materials because there are other requirements under the proxy rules for such inclusion.

o     Shareholder Communications to the Board.  Shareholders who desire to communicate generally with the Board should address their correspondence to the Board of
      Directors/Trustees of the applicable Fund and may submit their correspondence by mail to the Fund at 6803 South Tucson Way, Centennial, CO 80112, attention Secretary of the Fund; and if the correspondence is intended for a particular Director/Trustee, the shareholder should so indicate.

                              ADDITIONAL INFORMATION ABOUT THE FUNDS

      Both Funds also file proxy materials, proxy voting reports and other information with the SEC in accordance with the informational requirements of the Securities and Exchange
Act of 1934 and the Investment Company Act. These materials can be inspected and copied at:
the SEC's Public Reference Room in Washington, D.C. (Phone: 1.202.942.8090) or the EDGAR
database on the SEC's website at www.sec.gov. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Householding of Reports to Shareholders and Other Funds' Documents

      To avoid sending duplicate copies of materials to households, the Funds mail only one copy of each report to shareholders having the same last name and address on the Funds'
records.  The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expenses.  If you want to receive multiple copies of these materials or request householding in the future, you may call the transfer agent at
1.800.647.7374.  You may also notify the transfer agent in writing at 6803 South Tucson
Way, Centennial, Colorado 80112.  Individual copies of prospectuses and reports will be sent to you within 30 days after the transfer agent receives your request to stop householding.

Pending Litigation

      A consolidated amended complaint was filed as a putative class action against the
Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the
Southern District of New York on January 10, 2005, and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.  The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.  However, the
Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.

Principal Shareholders

      As of June 15, 2006, the officers and Directors of High Yield Fund as a group and of
Champion Income Fund as a group, owned less than 1% of the outstanding voting shares of any class of their respective Fund. As of June 15, 2006, the only persons who owned of record or were known by High Yield Fund or Champion Income Fund to own beneficially 5% or more of any class of the outstanding shares of that respective Fund are listed in Exhibit B.

                               EXHIBITS TO THE COMBINED PROXY
                                  STATEMENT AND PROSPECTUS

Exhibits

A.    Agreement and Plan of Reorganization between Oppenheimer High Yield Fund and
      Oppenheimer Champion Income Fund

B.    Principal Shareholders

C.    Management Discussion of Champion Income Fund's Performance

                                          A-11
                                            A-1
                                                                                   EXHIBIT A

                            AGREEMENT AND PLAN OF REORGANIZATION

      AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of [___________] by and between Oppenheimer High Yield Fund ("High Yield Fund"), a Massachusetts business trust and Oppenheimer Champion Income Fund ("Champion Income Fund"), a Massachusetts business trust.

      WHEREAS, the parties are each open-end investment companies of the management type;
and

      WHEREAS, the parties hereto desire to provide for the reorganization pursuant to
Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), of High
Yield Fund through the acquisition by Champion Income Fund of substantially all of the assets of High Yield Fund in exchange for the voting shares of beneficial interest
("shares") of Class A, Class B, Class C, Class N and Class Y shares of Champion Income Fund and the assumption by Champion Income Fund of certain liabilities of High Yield Fund, which
Class A, Class B, Class C, Class N and Class Y shares of Champion Income Fund are to be distributed by High Yield Fund pro rata to its shareholders in complete liquidation of High
Yield Fund and complete cancellation of its shares;

      NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

   1.       The parties hereto hereby adopt this Agreement and Plan of Reorganization (the
"Agreement") pursuant to Section 368(a)(1) of the Code as follows:  The reorganization will be comprised of the acquisition by Champion Income Fund of substantially all of the assets of High Yield Fund in exchange for Class A, Class B, Class C, Class N and Class Y shares of
Champion Income Fund and the assumption by Champion Income Fund of certain liabilities of
High Yield Fund, followed by the distribution of such Class A, Class B, Class C, Class N and Class Y shares of Champion Income Fund to the Class A, Class B, Class C, Class N and
Class Y shareholders of High Yield Fund in exchange for their Class A, Class B, Class C,
Class N and Class Y shares of High Yield Fund, all upon and subject to the terms of the
Agreement hereinafter set forth.

      The share transfer books of High Yield Fund will be permanently closed at the close of business on the Valuation Date (as hereinafter defined) and only redemption requests received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by High Yield Fund; redemption requests received by High Yield Fund after that date shall be treated as requests for the redemption of the shares of Champion Income Fund to be distributed to the shareholder in question as provided in Section 5 hereof.

   2. On the Closing Date (as hereinafter defined), all of the assets of High Yield Fund on that date, excluding a cash reserve (the "cash reserve") to be retained by High Yield Fund sufficient in its discretion for the payment of the expenses of High Yield Fund's dissolution and its liabilities, but not in excess of the amount contemplated by Section
10E, shall be delivered as provided in Section 8 to Champion Income Fund, in exchange for and against delivery to High Yield Fund on the Closing Date of a number of Class A, Class
B, Class C, Class N and Class Y shares of Champion Income Fund, having an aggregate net asset value equal to the value of the assets of High Yield Fund so transferred and delivered.

   3. The net asset value of Class A, Class B, Class C, Class N and Class Y shares of
Champion Income Fund and the value of the assets of High Yield Fund to be transferred shall in each case be determined as of the close of business of The New York Stock Exchange on the Valuation Date.  The computation of the net asset value of the Class A, Class B, Class
C, Class N and Class Y shares of Champion Income Fund and the Class A, Class B, Class C,
Class N and Class Y shares of High Yield Fund shall be done in the manner used by Champion
Income Fund and High Yield Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses.  The methods used by Champion
Income Fund in such computation shall be applied to the valuation of the assets of High
Yield Fund to be transferred to Champion Income Fund.

      High Yield Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to High Yield Fund's shareholders all of High Yield Fund's investment company taxable income for taxable years ending on or prior to the Closing Date
(computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward).

   4. The closing (the "Closing") shall be at the offices of OppenheimerFunds, Inc. (the
"Agent"), 6803 S. Tucson Way, Centennial, CO 80112, on such time or such other place as the parties may designate or as provided below (the "Closing Date").  The business day preceding the Closing Date is herein referred to as the "Valuation Date."

      In the event that on the Valuation Date either party has, pursuant to the Investment
Company Act of 1940, as amended (the "Act"), or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefore, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to the
Agreement shall be permitted to terminate the Agreement without liability to either party for such termination.

   5.       In conjunction with the Closing, High Yield Fund shall distribute on a pro rata basis to the shareholders of High Yield Fund as of the Valuation Date Class A, Class B,
Class C, Class N and Class Y shares of Champion Income Fund received by High Yield Fund on the Closing Date in exchange for the assets of High Yield Fund in complete liquidation of
High Yield Fund; for the purpose of the distribution by High Yield Fund of Class A, Class
B, Class C, Class N and Class Y shares of Champion Income Fund to High Yield Fund's shareholders, Champion Income Fund will promptly cause its transfer agent to: (a) credit an appropriate number of Class A, Class B, Class C, Class N and Class Y shares of Champion
Income Fund on the books of Champion Income Fund to each Class A, Class B, Class C, Class N and Class Y shareholder of High Yield Fund in accordance with a list (the "Shareholder
List") of High Yield Fund shareholders received from High Yield Fund; and (b) confirm an appropriate number of Class A, Class B, Class C, Class N and Class Y shares of Champion
Income Fund to each Class A, Class B, Class C, Class N and Class Y shareholder of High
Yield Fund; certificates for Class A shares of Champion Income Fund will be issued upon written request of a former shareholder of High Yield Fund but only for whole shares, with fractional shares credited to the name of the shareholder on the books of Champion Income
Fund and only after any share certificates for High Yield Fund are returned to the transfer agent.

      The Shareholder List shall indicate, as of the close of business on the Valuation
Date, the name and address of each shareholder of High Yield Fund, indicating his or her share balance.  High Yield Fund agrees to supply the Shareholder List to Champion Income
Fund not later than the Closing Date.  Shareholders of High Yield Fund holding certificates representing their shares shall not be required to surrender their certificates to anyone in connection with the reorganization.  After the Closing Date, however, it will be necessary for such shareholders to surrender their certificates in order to redeem, transfer or pledge the shares of Champion Income Fund which they received.

   6. Within one year after the Closing Date, High Yield Fund shall (a) either pay or make provision for payment of all of its liabilities and taxes, and (b) either (i) transfer any remaining amount of the cash reserve to Champion Income Fund, if such remaining amount (as reduced by the estimated cost of distributing it to shareholders) is not material (as defined below) or (ii) distribute such remaining amount to the shareholders of High Yield
Fund on the Valuation Date.  Such remaining amount shall be deemed to be material if the amount to be distributed, after deduction of the estimated expenses of the distribution, equals or exceeds one cent per share of High Yield Fund outstanding on the Valuation Date.

   7.       Prior to the Closing Date, High Yield Fund's portfolio shall be analyzed to ensure that the requisite percentage of High Yield Fund's portfolio meets Champion Income
Fund's investment policies and restrictions so that, after the Closing, Champion Income
Fund will be in compliance with all of its investment policies and restrictions.  At the
Closing, High Yield Fund shall deliver to Champion Income Fund two copies of a list setting forth the securities then owned by High Yield Fund.  Promptly after the Closing, High Yield
Fund shall provide Champion Income Fund a list setting forth the respective federal income tax bases thereof.

   8.       Portfolio securities or written evidence acceptable to Champion Income Fund of record ownership thereof by The Depository Trust Company or through the Federal Reserve
Book Entry System or any other depository approved by High Yield Fund pursuant to Rule
17f-4 and Rule 17f-5 under the Act shall be endorsed and delivered, or transferred by appropriate transfer or assignment documents, by High Yield Fund on the Closing Date to
Champion Income Fund, or at its direction, to its custodian bank, in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any.
The cash delivered shall be in the form of certified or bank cashiers' checks or by bank wire or intra-bank transfer payable to the order of Champion Income Fund for the account of
Champion Income Fund.  Class A, Class B, Class C, Class N and Class Y shares of Champion
Income Fund representing the number of Class A, Class B, Class C, Class N and Class Y shares of Champion Income Fund being delivered against the assets of High Yield Fund, registered in the name of High Yield Fund, shall be transferred to High Yield Fund on the
Closing Date.  Such shares shall thereupon be assigned by High Yield Fund to its shareholders so that the shares of Champion Income Fund may be distributed as provided in
Section 5.

      If, at the Closing Date, High Yield Fund is unable to make delivery under this
Section 8 to Champion Income Fund of any of its portfolio securities or cash for the reason that any of such securities purchased by High Yield Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or High
Yield Fund's custodian, then the delivery requirements of this Section 8 with respect to said undelivered securities or cash will be waived and High Yield Fund will deliver to
Champion Income Fund by or on the Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to Champion Income Fund, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by Champion
Income Fund.

   9.       Champion Income Fund shall not assume the liabilities (except for portfolio securities purchased which have not settled and for shareholder redemption and dividend checks outstanding) of High Yield Fund, but High Yield Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the
Closing Date.  The cost of printing and mailing the proxies and proxy statements will be borne by High Yield Fund.  High Yield Fund and Champion Income Fund will bear the cost of their respective tax opinion.  Any documents such as existing prospectuses or annual reports that are included in that mailing will be a cost of the Fund issuing the document.
Any other out-of-pocket expenses of Champion Income Fund and High Yield Fund associated with this reorganization, including legal, accounting and transfer agent expenses, will be borne by High Yield Fund and Champion Income Fund, respectively, in the amounts so incurred by each.

   10.      The obligations of Champion Income Fund hereunder shall be subject to the following conditions:

      A.    The Board of Trustees of High Yield Fund shall have authorized the execution of the Agreement, and the shareholders of High Yield Fund shall have approved the Agreement and the transactions contemplated hereby, and High Yield Fund shall have furnished to
Champion Income Fund copies of resolutions to that effect certified by the Secretary or the
Assistant Secretary of High Yield Fund; such shareholder approval shall have been by the affirmative vote required by the Massachusetts Law and its charter documents at a meeting for which proxies have been solicited by the Proxy Statement and Prospectus (as hereinafter defined).

      B.    Champion Income Fund shall have received an opinion dated as of the Closing
Date from counsel to High Yield Fund, to the effect that (i) High Yield Fund is a business trust duly organized, validly existing and in good standing under the laws of the State of
Massachusetts with full corporate powers to carry on its business as then being conducted and to enter into and perform the Agreement; and (ii) that all action necessary to make the
Agreement, according to its terms, valid, binding and enforceable on High Yield Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by
High Yield Fund.  Massachusetts counsel may be relied upon for this opinion.

C.    The representations and warranties of High Yield Fund contained herein shall be true and correct at and as of the Closing Date, and Champion Income Fund shall have been furnished with a certificate of the President, or a Vice President, or the Secretary or the
Assistant Secretary or the Treasurer or the Assistant Treasurer of High Yield Fund, dated as of the Closing Date, to that effect.

D.    On the Closing Date, High Yield Fund shall have furnished to Champion Income Fund a certificate of the Treasurer or Assistant Treasurer of High Yield Fund as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to High Yield Fund as of the Closing Date.

      E.    The cash reserve shall not exceed 10% of the value of the net assets, nor 30%
in value of the gross assets, of High Yield Fund at the close of business on the Valuation
Date.

F.    A Registration Statement on Form N-14 filed by Champion Income Fund under the
Securities Act of 1933, as amended (the "1933 Act"), containing a preliminary form of the
Proxy Statement and Prospectus, shall have become effective under the 1933 Act.

      G.    On the Closing Date, Champion Income Fund shall have received a letter from a senior officer in the Legal Department of OppenheimerFunds, Inc. acceptable to Champion
Income Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material, actual or contingent liabilities of High Yield Fund arising out of litigation brought against High
Yield Fund or claims asserted against it, or pending or to the best of his or her knowledge threatened claims or litigation not reflected in or apparent from the most recent audited financial statements and footnotes thereto of High Yield Fund delivered to Champion Income
Fund.  Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

      H.    Champion Income Fund shall have received an opinion, dated as of the Closing
Date, of KPMG LLP, to the same effect as the opinion contemplated by Section 11.E. of the
Agreement.

I.    Champion Income Fund shall have received at the Closing all of the assets of High
Yield Fund to be conveyed hereunder, which assets shall be free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever.

   11.      The obligations of High Yield Fund hereunder shall be subject to the following conditions:

      A.    The Board of Trustees of Champion Income Fund shall have authorized the execution of the Agreement, and the transactions contemplated thereby, and Champion Income
Fund shall have furnished to High Yield Fund copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of Champion Income Fund.

      B.    High Yield Fund's shareholders shall have approved the Agreement and the transactions contemplated hereby, by an affirmative vote required by the Massachusetts Law and its charter documents and High Yield Fund shall have furnished Champion Income Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of High Yield Fund.

      C.    High Yield Fund shall have received an opinion dated as of the Closing Date from counsel to Champion Income Fund, to the effect that (i) Champion Income Fund is a business trust duly organized, validly existing and in good standing under the laws of the
Commonwealth of Massachusetts with full powers to carry on its business as then being conducted and to enter into and perform the Agreement; (ii) all actions necessary to make the Agreement, according to its terms, valid, binding and enforceable upon Champion Income
Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by Champion Income Fund, and (iii) the shares of Champion Income Fund to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable, except as set forth under "Shareholder and Trustee Liability" in Champion
Income Fund's Statement of Additional Information. Massachusetts counsel may be relied upon for this opinion.

      D.    The representations and warranties of Champion Income Fund contained herein shall be true and correct at and as of the Closing Date, and High Yield Fund shall have been furnished with a certificate of the President, a Vice President or the Secretary or
the Assistant Secretary or the Treasurer or the Assistant Treasurer of the Trust to that effect dated as of the Closing Date.

      E.    High Yield Fund shall have received an opinion of KPMG LLP to the effect that the federal tax consequences of the transaction, if carried out in the manner outlined in the Agreement and in accordance with (i) High Yield Fund's representation that there is no plan or intention by any High Yield Fund shareholder who owns 5% or more of High Yield
Fund's outstanding shares, and, to High Yield Fund's best knowledge, there is no plan or intention on the part of the remaining High Yield Fund shareholders, to redeem, sell, exchange or otherwise dispose of a number of Champion Income Fund shares received in the transaction that would reduce High Yield Fund shareholders' ownership of Champion Income
Fund shares to a number of shares having a value, as of the Closing Date, of less than 50%
of the value of all of the formerly outstanding High Yield Fund shares as of the same date, and (ii) the representation by each of High Yield Fund and Champion Income Fund that, as of the Closing Date, High Yield Fund and Champion Income Fund should qualify as regulated investment companies or should meet the diversification test of Section 368(a)(2)(F)(ii) of the Code, will be as follows:

a.    The transactions contemplated by the Agreement should qualify as a tax-free
"reorganization" within the meaning of Section 368(a)(1) of the Code, and under the regulations promulgated thereunder.

b.    High Yield Fund and Champion Income Fund should each qualify as a "party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

c.    No gain or loss should be recognized by the shareholders of High Yield Fund upon the distribution of Class A, Class B, Class C, Class N and Class Y shares of beneficial interest in Champion Income Fund to the shareholders of High Yield Fund pursuant to Section
354 of the Code.

d.    Under Section 361(a) of the Code no gain or loss should be recognized by High Yield
Fund by reason of the transfer of substantially all its assets in exchange for Class A,
Class B, Class C, Class N and Class Y shares of Champion Income Fund.

e.    Under Section 1032 of the Code no gain or loss should be recognized by Champion
Income Fund by reason of the transfer of substantially all of High Yield Fund's assets in exchange for Class A, Class B, Class C, Class N and Class Y shares of Champion Income Fund and Champion Income Fund's assumption of certain liabilities of High Yield Fund.

f.    The shareholders of High Yield Fund should have the same tax basis and holding period for the Class A, Class B, Class C, Class N and Class Y shares of beneficial interest in
Champion Income Fund that they receive as they had for High Yield Fund shares that they previously held, pursuant to Section 358(a) and 1223(1), respectively, of the Code.

g.    The securities transferred by High Yield Fund to Champion Income Fund should have the same tax basis and holding period in the hands of Champion Income Fund as they had for High
Yield Fund, pursuant to Section 362(b) and 1223(1), respectively, of the Code.

      F. The cash reserve shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets, of High Yield Fund at the close of business on the Valuation
Date.

      G. A Registration Statement on Form N-14 filed by Champion Income Fund under the 1933
Act, containing a preliminary form of the Proxy Statement and Prospectus, shall have become effective under the 1933 Act.

      H. On the Closing Date, High Yield Fund shall have received a letter from a senior officer in the Legal Department of OppenheimerFunds, Inc. acceptable to High Yield Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material, actual or contingent liabilities of Champion Income Fund arising out of litigation brought against Champion
Income Fund or claims asserted against it, or pending or, to the best of his or her knowledge, threatened claims or litigation not reflected in or apparent by the most recent audited financial statements and footnotes thereto of Champion Income Fund delivered to
High Yield Fund.  Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

I.    High Yield Fund shall acknowledge receipt of the Class A, Class B, Class C, Class N and Class Y shares of Champion Income Fund.

   12.      High Yield Fund hereby represents and warrants that:

A.    The audited financial statements of High Yield Fund as of June 30, 2005 and unaudited financial statements as of December 31, 2005 heretofore furnished to Champion Income Fund, present fairly the financial position, results of operations, and changes in net assets of
High Yield Fund as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from December
31, 2005 through the date hereof there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of High
Yield Fund, it being agreed that a decrease in the size of High Yield Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

B.    Contingent upon approval of the Agreement and the transactions contemplated thereby by High Yield Fund's shareholders, High Yield Fund has authority to transfer all of the assets of High Yield Fund to be conveyed hereunder free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever;

C.    The Prospectus, as amended and supplemented, contained in High Yield Fund's
Registration Statement under the 1933 Act, as amended, is true, correct and complete, conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

D.    There is no material contingent liability of High Yield Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of
High Yield Fund, threatened against High Yield Fund, not reflected in such Prospectus;

E.    Except for the Agreement, there are no material contracts outstanding to which High
Yield Fund is a party other than those ordinary in the conduct of its business;

F.    High Yield Fund is a Massachusetts business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts; and has all necessary and material Federal and state authorizations to own all of its assets and to carry on its business as now being conducted; and High Yield Fund that is duly registered under the Act and such registration has not been rescinded or revoked and is in full force and effect;

G.    All Federal and other tax returns and reports of High Yield Fund required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of High Yield Fund no such return is currently under audit and no assessment has been asserted with respect to such returns; and

H.    High Yield Fund has elected that High Yield Fund be treated as a regulated investment company and, for each fiscal year of its operations, High Yield Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and High Yield Fund intends to meet such requirements with respect to its current taxable year.

13.   Champion Income Fund hereby represents and warrants that:

A.    The audited financial statements of Champion Income Fund as of September 30, 2005 and
unaudited financial statements as of March 31, 2006 heretofore furnished to High Yield
Fund, present fairly the financial position, results of operations, and changes in net assets of Champion Income Fund, as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from
March 31, 2006 through the date hereof there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of
Champion Income Fund, it being understood that a decrease in the size of Champion Income
Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

B.    The Prospectus, as amended and supplemented, contained in Champion Income Fund's
Registration Statement under the 1933 Act, is true, correct and complete, conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

C.    Except for this Agreement, there is no material contingent liability of Champion
Income Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of Champion Income Fund, threatened against
Champion Income Fund, not reflected in such Prospectus;

D.    There are no material contracts outstanding to which Champion Income Fund is a party other than those ordinary in the conduct of its business;

E.    Champion Income Fund is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts; Champion Income Fund has all
necessary and material Federal and state authorizations to own all its properties and assets and to carry on its business as now being conducted; the Class A, Class B, Class C,
Class N and Class Y shares of Champion Income Fund which it issues to High Yield Fund pursuant to the Agreement will be duly authorized, validly issued, fully-paid and non-assessable, except as set forth under "Shareholder & Trustee Liability" in Champion
Income Fund's Statement of Additional Information, will conform to the description thereof contained in Champion Income Fund's Registration Statement and will be duly registered under the 1933 Act and in the states where registration is required; and Champion Income
Fund is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

F.    All federal and other tax returns and reports of Champion Income Fund required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of Champion Income Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of Champion Income Fund ended September 30, 2005 have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

      G.    Champion Income Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, Champion Income Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and Champion Income Fund intends to meet such requirements with respect to its current taxable year;

      H.    Champion Income Fund has no plan or intention (i) to dispose of any of the assets transferred by High Yield Fund, other than in the ordinary course of business, or
(ii) to redeem or reacquire any of the Class A, Class B, Class C, Class N and Class Y
shares issued by it in the reorganization other than pursuant to valid requests of shareholders; and

      I. After consummation of the transactions contemplated by the Agreement, Champion
Income Fund intends to operate its business in a substantially unchanged manner.

   14.      Each party hereby represents to the other that no broker or finder has been employed by it with respect to the Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the
Proxy Statement and Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles applied on a basis consistent with the preceding year.  Each party also represents and warrants to the other that the Agreement is valid, binding and enforceable in accordance with its terms and that the execution, delivery and performance of the Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party.  Champion Income Fund hereby represents to and covenants with High Yield Fund that, if the reorganization becomes effective, Champion Income Fund will treat each shareholder of High Yield Fund who received any of Champion Income Fund's shares as a result of the reorganization as having made the minimum initial purchase of shares of Champion Income
Fund received by such shareholder for the purpose of making additional investments in shares of Champion Income Fund, regardless of the value of the shares of Champion Income
Fund received.

   15.      Champion Income Fund agrees that it will prepare and file a Registration
Statement on Form N-14 under the 1933 Act which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the 1933 Act.  The final form of such proxy statement and prospectus is referred to in the Agreement as the "Proxy Statement and Prospectus."  Each party agrees that it will use its best efforts to have such
Registration Statement declared effective and to supply such information concerning itself for inclusion in the Proxy Statement and Prospectus as may be necessary or desirable in this connection.  High Yield Fund covenants and agrees to liquidate and dissolve under the laws of the State of Massachusetts, following the Closing, and, upon Closing, to cause the cancellation of its outstanding shares.

   16.       The obligations of the parties shall be subject to the right of either party to abandon and terminate the Agreement for any reason and there shall be no liability for damages or other recourse available to a party not so terminating this Agreement, provided, however, that in the event that a party shall terminate this Agreement without reasonable cause, the party so terminating shall, upon demand, reimburse the party not so terminating for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

   17.      The Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement.  The rights and obligations of each party pursuant to the Agreement shall not be assignable.

   18.      All prior or contemporaneous agreements and representations are merged into the
Agreement, which constitutes the entire contract between the parties hereto.  No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

   19.      Champion Income Fund understands that the obligations of High Yield Fund under the Agreement are not binding upon any Trustee or shareholder of High Yield Fund personally, but bind only High Yield Fund and High Yield Fund's property. Champion Income
Fund represents that it has notice of the provisions of the Declaration of Trust of High
Yield Fund disclaiming shareholder and trustee liability for acts or obligations of High
Yield Fund.

   20.      High Yield Fund understands that the obligations of Champion Income Fund under the Agreement are not binding upon any trustee or shareholder of Champion Income Fund personally, but bind only Champion Income Fund and Champion Income Fund's property.  High
Yield Fund represents that it has notice of the provisions of the Declaration of Trust of
Champion Income Fund disclaiming shareholder and trustee liability for acts or obligations of Champion Income Fund.

      IN WITNESS WHEREOF, each of the parties has caused the Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                              OPPENHEIMER HIGH YIELD FUND

                              By:   ______________________
                                    Robert G. Zack
                                    Vice President and Secretary

                              OPPENHEIMER CHAMPION INCOME FUND

                              By:   ______________________
                                    Robert G. Zack
                                    Vice President and Secretary

                                            B-1
                                                                                   EXHIBIT B

                                   PRINCIPAL SHAREHOLDERS

Principal Shareholders of Oppenheimer High Yield Fund.  As of June 15, 2006,
the only persons who owned of record or were known by High Yield Fund to own beneficially 5% or more of any class of the outstanding shares of High Yield
Fund were:

   Citigroup Global Markets Inc., Attn: Cindy Tempesta, 7th Floor, 333 West
   34th Street, New York, New York 10001-2483, which owned 830,112.075 Class C shares or 6.58% of the Class C shares then outstanding.

   Orchard Trust Company LLC, FBO Oppen Recordkeeperpro, 8515 E Orchard Rd.,
   Greenwood Village, Colorado  80111-5002, which owned 105,184.351 Class N shares or 6.65% of the Class N shares then outstanding.

   Oppenheimer Portfolio Series, Moderate Investor, Attn: FPA Trade Settle
   (2-FA), 6803 S. Tucson Way, Centennial, Colorado 80112-3924, which owned
   3,780,118.337 Class Y shares or 37.39% of the Class Y shares then outstanding.

   Mass Mutual Life Insurance Co., Attn: N225, Separate Investment Acct., 1295
   State St., Springfield, Massachusetts  01111-0001, which owned 3,406,994.854
   Class Y shares or 33.70% of the Class Y shares then outstanding.

   Oppenheimer Portfolio Series, Conservator Investor, Attn: FPA Trade Settle
   (2-FA), 6803 S. Tucson Way, Centennial, Colorado 80112-3924, which owned
   1,536,501.507 Class Y shares or 15.19% of the Class Y shares then outstanding.

   Oppenheimer Portfolio Series, Active Allocation Tact Comp, Attn: FPA Trade
   Settle (2-FA), 6803 S. Tucson Way, Centennial, Colorado 80112-3924, which owned 1,110,662.973 Class Y shares or 10.98% of the Class Y shares then outstanding.

Principal Shareholders of Oppenheimer Champion Income Fund.  As of June 15,
2006, the only persons who owned of record or were known by Champion Income
Fund to own beneficially 5% or more of any class of the outstanding shares of
Champion Income Fund were:

   Charles Schwab & Co. Inc., Special Custody Acct. For The Exclusive Benefit
   Of Customers, Attn: Mutual Funds, 101 Montgomery St, San Francisco,
   California  94104-4122, which owned 13,028,054.055 Class A shares or
   13.64% of the Class A shares then outstanding.

   MLPF&S For The Sole Benefit Of Its Customers, Attn: Fund Admn/#97c23, 4800
   Deer Lake Dr. E, Floor 3, Jacksonville, Florida  32246-6484, which owned
   1,566,096.309 Class C shares or 7.53% of the Class C shares then outstanding.

   UMB Bank N.A. Cust, AMFO & Co., FBO 320 Pooled, Attn:  Employee Benefits,
   1010 Grand Blvd., Kansas City, Missouri  64106-2202, which owned
   364,474.107 Class N shares or 10.82% of the Class N shares then outstanding.

                                                                                   EXHIBIT C

                  MANAGEMENT'S DISCUSSION OF CHAMPION INCOME FUND'S PERFORMANCE

      The following discussion is included in Champion Income Fund's annual report dated
September 30, 2005, the most recent annual report to shareholders (and therefore the most recent management's discussion of fund performance) available. (Although not a part of the
Management's Discussion of Fund Performance, for more current information on the Fund's performance, please see Champion Income Fund's semiannual report dated March 31, 2006 which includes an interview with the Fund's portfolio manager regarding the Fund's performance for the 6-month period ended March 31, 2006.)

      Management's Discussion of Fund's Performance (as of September 30, 2005)

      Over Champion Income Fund's12-month fiscal year end period ended September 30, 2005,
Champion Income Fund delivered very good performance, outperforming the performance of its primary benchmark, the Lehman Brothers Credit Index.  The Manager attributed the performance for the 12-month period ended September 30, 2005 to the Fund's generally neutral stance, which positioned it to benefit from attractive yields in the range-bound market that prevailed during most of the period.

      The Fund began the reporting period with a focus on relatively high-rated, short-term, high-coupon credits, a posture that limited results in the final months of 2004 when a rally lifted high-yield bond markets.  However, the Fund's defensive position bolstered performance during the first quarter of 2005, when inflation concerns caused prices of lower-rated credits to fall sharply.

      The Fund entered the second half of the reporting period with the Fund positioned neutrally in expectation that the market would trade sideways within a fairly narrow range.  This proved to be the case, except for a brief decline in May due to the downgrading of major U.S. automobile makers GM and Ford, and in September due to concerns regarding storm damage around the oil producing areas of the Gulf Coast.  Although the
Fund's holdings failed to appreciate in price in this environment, yields remained attractive and default rates remained benign.

      Heavy investments in the telecommunications sector produced many of the Fund's most significant contributions to performance.  Telecommunications companies benefited from a surge in merger and acquisition activity when AT&T Corp. agreed to be purchased by SBC
Communications, MCI, Inc. received bids from Verizon and Quest, and Western Wireless Corp.
was bought by Alltel.  The Fund also enjoyed relatively attractive returns from holdings in the cable television, energy and basic materials sectors, and from its relatively underweighted position in the airline industry.  Late in the reporting period, the Fund further benefited from its position in Western Financial Bank, which received a buy-out bid from Wachovia.

      On the negative side, few individual holdings substantially detracted from performance with the exception of an investment in Norse CBO Ltd., which was negatively affected by technical changes to the Fund's structured note.  Some of the Fund's holdings among movie theater operators also suffered due to weak box-office results.

      As of the end of the period, the Manager continued to allocate a relatively large percentage of the Fund's assets to instruments issued by wireless telecommunications companies, in which the Manager saw evidence of good revenue growth and positive cash flow.  The Manager also found a relatively large number of attractive investments in the gaming and leisure area, where it believed several solidly-capitalized companies were well-positioned to withstand a weakening business environment without experiencing a decline in credit quality.

      Finally, the Fund continued to hold a modestly overweighted position among cyclicals, where the Manager was watching for the long-term effects of the then-recent storm season.
Conversely, while the Fund has taken positions in GM and Ford, the Manager had trimmed the
Fund's exposure to more highly leveraged automotive suppliers and continued to maintain an underweighted position to the automobile industry as a whole.  The Fund also held relatively few airline securities in light of concerns regarding fuel costs, and few retail securities, where the Manager saw little value in the current environment.

      The Fund's portfolio holdings, allocations and strategies are subject to change.

Comparing The Fund's Performance To The Market

      The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2005.  In the case of Class A and
Class C shares, performance is measured over a ten fiscal year period.  In the case of
Class B shares, performance is measured from inception of the Class on October 2, 1995.  In the case of Class N shares, performance is measured from inception of the Class on March 1,
2001.  The Fund began offering Class Y shares in August 2006.  The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of Lehman Brothers Credit Index and the Merrill Lynch High Yield Master Index.  The Lehman Brothers Credit Index is an
unmanaged index of publicly-issued nonconvertible investment grade corporate debt of U.S.
issuers, widely recognized as a measure of the U.S. fixed-rate corporate bond market. The
Merrill Lynch High Yield Master Index is an index of below investment grade (ratings are generally comparable to below BBB of S&P) U.S.  corporate issuers.  It is widely recognized as a measure of the U.S. corporate high yield bond market.  Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes.  The
Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.

[Insert Graph from Champion Income Fund Annual Report]

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Champion Income Fund (Class A)
      Lehman Brothers Credit Index
      Merrill Lynch High Yield Master Index

[Insert Graph from Champion Income Fund Annual Report]

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Champion Income Fund (Class B)
      Lehman Brothers Credit Index
      Merrill Lynch High Yield Master Index

[Insert Graph from Champion Income Fund Annual Report]

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Champion Income Fund (Class C)
      Lehman Brothers Credit Index
      Merrill Lynch High Yield Master Index

[Insert Graph from Champion Income Fund Annual Report]

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Champion Income Fund (Class N)
      Lehman Brothers Credit Index
      Merrill Lynch High Yield Master Index

        The performance data quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance quoted.  For performance data current to the most recent month end, visit us at
www.oppenheimerfunds.com, or call us at 1.800.525.7048.  Fund returns include changes in share price, reinvested distributions, and the applicable sales charge:  for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period.  Because Class B shares convert to Class A shares 72 months after purchase, since-inception return for Class
B shares uses Class A performance for the period after conversion.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.  The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment.  Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

The Fund's investment strategy and focus can change over time.  The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds,  Inc.

Class A shares of the Fund were first publicly offered on 11/16/87. Unless otherwise noted,
Class A returns include the current maximum initial sales charge of 4.75%.

Class B shares of the Fund were first publicly offered on 10/2/95.  Unless otherwise noted,
Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and
2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the
"since inception" return for Class B uses Class A performance for the period after conversion.  Class B shares are
subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93.  Unless otherwise noted,
Class C returns include the contingent deferred sales charge of 1% for the 1-year period.
Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 8/__/06.  Class Y shares are offered only to certain institutional investors under special agreement with the
Distributor.

Appendix to Combined Prospectus and Proxy Statement of Oppenheimer Champion Income Fund

      Graphic material included under the heading "How have the Funds performed?":

A bar chart will be included in the combined Prospectus and Proxy Statement, depicting the annual total return of a hypothetical investment in Class A shares of Champion Income Fund for each of the ten most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

--------------------------------------------------------------------------------
          Calendar Year Ended:              Oppenheimer Champion Income Fund
                                                  Annual Total Returns
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/96                                 13.40%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/97                                 11.91%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/98                                 0.44%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/99                                 6.58%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/00                                 -4.34%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/01                                 1.64%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/02                                 -3.61%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/03                                 25.92%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/04                                 9.21%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/05                                 2.66%
--------------------------------------------------------------------------------

A bar chart will be included in the combined  Prospectus and Proxy Statement,  depicting the annual total returns of a  hypothetical  investment in Class A shares of High Yield Fund for each of the ten most calendar years,  without  deducting  sales charges.  Set forth below is the relevant data point that will appear on the bar chart.

--------------------------------------------------------------------------------
          Calendar Year Ended:                Oppenheimer High Yield Fund
                                                  Annual Total Returns
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/96                                 14.26%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/97                                 11.93%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/98                                 0.10%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/99                                 4.17%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/00                                 -3.89%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/01                                 -0.06%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/02                                 -4.38%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/03                                 26.35%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/04                                 9.51%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/05                                _______%
--------------------------------------------------------------------------------

                            STATEMENT OF ADDITIONAL INFORMATION
                             TO PROSPECTUS AND PROXY STATEMENT
                                             OF
                              OPPENHEIMER CHAMPION INCOME FUND

                                           PART B

                                Acquisition of the Assets of
                                OPPENHEIMER HIGH YIELD FUND

                              By and in exchange for Shares of
                              OPPENHEIMER CHAMPION INCOME FUND

      This Statement of Additional Information to this Prospectus and Proxy Statement (the
"SAI") relates specifically to the proposed delivery of substantially all of the assets of
Oppenheimer High Yield Fund ("High Yield Fund") for Class A, Class B, Class C, Class N and
Class Y shares of Oppenheimer Champion Income Fund ("Champion Income Fund") (the
"Reorganization").

      This SAI consists of this Cover Page and the following documents which are incorporated into this SAI by reference: (i) the Statement of Additional Information of
High Yield Fund dated October 28, 2005, revised December 6, 2005 and as supplemented April
27, 2006; (ii) the Statement of Additional Information of Champion Income Fund dated
January 27, 2006, which includes audited financial statements of Champion Income Fund for the 12-month period ended September 30, 2005; (iii) the annual report of High Yield Fund which includes audited financial statements of High Yield Fund for the 12-month period ended June 30, 2005.

      This SAI also includes the pro forma financial statements for the Surviving Champion
Income Fund for the 12-month period ended September 30, 2005.

      This SAI is not a Prospectus; you should read this SAI in conjunction with the combined Prospectus and Proxy Statement dated August 1, 2006 relating to the
Reorganization. You can request a copy of the Prospectus and Proxy Statement by calling
1.800.647.1963 or by writing OppenheimerFunds Services at P.O. Box 5270, Denver, Colorado
80217. The date of this SAI is August 1, 2006.

                               PRO FORMA FINANCIAL STATEMENTS

      Shown below are unaudited pro forma financial statements for the combined Champion
Income Fund, assuming the Reorganization had been consummated as of March 31, 2006.  The first table presents pro forma Statements of Assets and Liabilities for the combined
Champion Income Fund. The second table presents pro forma Statements of Operations for the combined Champion Income Fund. The third table presents a pro forma Statement of
Investments for the combined Champion Income Fund.

      The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position of High Yield and Champion Income Funds at
March 31,2006.  The unaudited pro forma statement of operations reflects the results of operations of High Yield and Champion Income Funds for the year ended March 31, 2006.
The unaudited pro forma combined financial statements may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at March 31, 2006.  The historical cost of investment securities will be carried forward to the surviving entity and results of operations of High Yield Fund for pre-combination periods will not be restated.  The unaudited pro forma statement of investments, and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information for each Fund.

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES MARCH 31, 2006
(UNAUDITED)

OPPENHEIMER HIGH YIELD FUND AND OPPENHEIMER CHAMPION INCOME FUND

                                                                                                                   PRO FORMA
                                                          OPPENHEIMER       OPPENHEIMER                            COMBINED
                                                        CHAMPION INCOME      HIGH YIELD       PRO FORMA            OPPENHEIMER
                                                             FUND               FUND         ADJUSTMENTS      CHAMPION INCOME FUND
                                                        ---------------------------------------------------------------------------
ASSETS:
Investments, at value (cost * )
    Unaffiliated Companies (cost $1,388,717,148 and
      $1,4474,653,544)                                  $ 1,380,737,911   $ 1,464,651,318                          $ 2,845,389,229
    Affiliated Companies (Cost $3,803,300 and
      $5,400,000)                                                 3,233             4,591                                    7,824
Cash                                                          2,303,459           332,704                                2,636,163
Futures margin                                                   47,880           (21,000)                                  26,880
Receivables:
    Investments sold                                         17,045,290        17,407,756                               34,453,046
    Interest, dividends and principal paydowns               23,624,004        24,968,831                               48,592,835
    Shares of beneficial interest sold                          266,340           603,631                                  869,971
Other                                                            43,103            40,987                                   84,090
                                                        ---------------------------------------------------------------------------
  Total assets                                          $ 1,424,071,220   $ 1,507,988,818                          $ 2,932,060,038
                                                        ---------------------------------------------------------------------------
LIABILITIES:
Return of collateral for securities loaned                      435,000                --                                  435,000
Payables and other liabilities:
    Investments purchased                                    30,140,507        45,657,019                               75,797,526
    Shares of beneficial interest redeemed                    2,568,474         1,735,693                                4,304,167
    Dividends                                                 7,657,962         8,524,951                               16,182,913
    Distributions and service plan fees                         857,922           833,528                                1,691,450
    Trustees' and Directors' fees                                37,114            34,891                                   72,005
    Shareholder reports                                         110,453           146,842                                  257,295
    Transfer and shareholder servicing agent fees               248,318           180,185                                  428,503
    Other                                                        29,499            50,694                                   80,193
                                                        ---------------------------------------------------------------------------
      Total liabilities                                      42,085,249        57,163,803             --                99,249,052
                                                        ---------------------------------------------------------------------------
NET ASSETS                                              $ 1,381,985,971   $ 1,450,825,015             --           $ 2,832,810,986
                                                        ===========================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital:
Par value of shares of capital stock                            147,075           154,550           (172) 1                301,453
Additional paid-in capital                                1,819,219,275     2,072,963,420            172  1          3,892,182,867
Undistributed net investment income                          (4,517,947)       (4,807,881)                              (9,325,828)
Accumulated net realized gain from investments and
  foreign currency transactions                            (421,186,525)     (602,394,392)                          (1,023,580,917)
Net unrealized appreciation on investments and
  translation of assets and liabilities denominated
  in foreign currencies                                     (11,675,907)      (15,090,682)                             (26,766,589)
                                                        ---------------------------------------------------------------------------
NET ASSETS                                              $ 1,381,985,971   $ 1,450,825,015             --           $ 2,832,810,986
                                                        ===========================================================================

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES MARCH 31, 2006
(UNAUDITED)

OPPENHEIMER HIGH YIELD FUND AND OPPENHEIMER CHAMPION INCOME FUND

                                                                                                                 PRO FORMA
                                                          OPPENHEIMER       OPPENHEIMER                           COMBINED
                                                        CHAMPION INCOME      HIGH YIELD        PRO FORMA         OPPENHEIMER
                                                             FUND               FUND         ADJUSTMENTS    CHAMPION INCOME FUND
                                                        ------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share
(based on net assets of $909,964,437,
$1,051,763,891, and $1,961,728,328 and 96,806,652,
111,743,600, and 208,696,427 shares of beneficial
interest or capital shares outstanding for
Oppenheimer Champion Income Fund, Oppenheimer High
Yield Fund and combined Oppenheimer Champion Income
Fund, respectively)                                     $          9.40    $         9.41                        $          9.40 2

Maximum offering price per share (net asset value
plus sales charge of 4.75% of offering price)           $          9.87    $         9.88                        $          9.87 2

Class B Shares:
Net asset value and redemption price per share
(based on net assets of $242,420,620,
$187,238,728, and $429,659,348 and 25,820,128,
20,205,930 and 45,760,355 shares of beneficial
interest or capital shares outstanding for
Oppenheimer Champion Income Fund, Oppenheimer High
Yield Fund and combined Oppenheimer Champion Income
Fund, respectively)                                     $          9.39    $         9.27                        $          9.39 2

Class C Shares:
Net asset value and redemption price per share
(based on net assets of $198,770,277,
$123,254,341, and $322,024,618 and 21,169,383,
13,130,783 and 34,295,510 shares of beneficial
interest or capital shares outstanding for
Oppenheimer Champion Income Fund, Oppenheimer High
Yield Fund and combined Oppenheimer Champion Income
Fund, respectively)                                     $          9.39    $         9.39                        $          9.39 2

Class N Shares:
Net asset value and redemption price per share
(based on net assets of $30,830,637, $16,761,133,
and $47,591,770 and 3,278,702, 1,777,603 and
5,061,802 shares of beneficial interest or capital
shares outstanding for Oppenheimer Champion Income
Fund, Oppenheimer High Yield Fund and combined
Oppenheimer Champion Income Fund, respectively)         $          9.40    $         9.43                        $          9.40 2

Class Y Shares:
Net asset value and redemption price per share
(based on net assets of $0, $71,806,922, and
$71,806,922 and 0, 7,692,029 and 7,639,034 shares
of beneficial interest or capital shares
outstanding for Oppenheimer Champion Income Fund,
Oppenheimer High Yield Fund and combined Oppenheimer
Champion Income Fund, respectively)                     $          9.40    $         9.34                        $          9.40
*Cost
Unaffiliated Cost                                       $ 1,388,690,739    $1,476,593,544                        $ 2,865,284,283
Affiliated Cost                                         $     3,803,300    $    5,400,000                        $     9,203,300

1     Represents the issuance of shares of Champion Income Fund in a tax-free exchange.

2     Oppenheimer High Yield Fund Class A shares will be exchanged for
      Oppenheimer Champion Income Fund Class A shares.

      Oppenheimer High Yield Fund Class B shares will be exchanged for
      Oppenheimer Champion Income Fund Class B shares.

      Oppenheimer High Yield Fund Class C shares will be exchanged for
      Oppenheimer Champion Income Fund Class C shares.

      Oppenheimer High Yield Fund Class N shares will be exchanged for
      Oppenheimer Champion Income Fund Class N shares.

      Oppenheimer High Yield Fund Class Y shares will be exchanged for
      Oppenheimer Champion Income Fund Class Y shares.

PRO FORMA COMBINING STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2006
(UNAUDITED)

OPPENHEIMER HIGH YIELD FUND AND OPPENHEIMER CHAMPION INCOME FUND

                                                                                                                 PRO FORMA
                                                        OPPENHEIMER       OPPENHEIMER                             COMBINED
                                                      CHAMPION INCOME     HIGH YIELD        PRO FORMA             OPPENHEIMER
                                                            FUND             FUND          ADJUSTMENTS       CHAMPION INCOME FUND
                                                      ----------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                              $   115,106,154   $  121,530,425                      $         236,636,579
Dividends (net of foreign withholding taxes of
  $1,784 and $1,110)                                        1,884,051        1,914,432                                  3,798,483
Portfolio lending fees                                            424               --                                        424
Other income                                                   27,152           30,091                                     57,243
                                                      ----------------------------------------------------------------------------
  Total income                                        $   117,017,781   $  123,474,948                      $         240,492,729
                                                      ----------------------------------------------------------------------------
EXPENSES:
Management fees                                             9,026,897        9,218,363     (1,835,152) 1               16,410,108
Distribution and service plan fees:
Class A                                                     2,296,466        2,549,975        (41,079) 1                4,805,362
Class B                                                     2,965,671        2,149,108           (280) 1                5,114,499
Class C                                                     2,160,852        1,300,764                                  3,461,616
Class N                                                       151,030           77,453                                    228,483
Transfer and shareholder servicing agent fees                                                                                  --
Class A                                                     2,019,842        1,668,982       (343,983) 1                3,344,841
Class B                                                       608,576          379,488       (206,302) 1                  781,762
Class C                                                       438,611          249,469        (90,466) 1                  597,614
Class N                                                       131,205           44,114                                    175,319
Class Y                                                                        159,763        (59,702) 1                  100,061
Shareholder reports                                                                                                            --
Class A                                                       142,063          195,400        (37,129) 1                  300,334
Class B                                                        49,138           49,060        (21,481) 1                   76,717
Class C                                                        33,430           27,490         (8,943) 1                   51,977
Class N                                                         3,898            3,471         (2,772) 1                    4,597
Custodian fees and expenses                                       436              933                                      1,369
Legal, auditing and other professional fees                        --               --                                         --
Administration service fees                                     1,500            1,500         (1,500) 1                    1,500
Trustees' or Directors' fees and expenses                      27,644           27,720                                     55,364
Registration and filing fees:                                      --               --                                         --
Other                                                         102,452          103,723        (53,483) 1                  152,692
Total Expenses                                             20,159,711       18,206,776     (2,702,272)                  35,664,215
                                                      ----------------------------------------------------------------------------
Less management fee waiver                                         --               --                                         --
Less waivers and reimbursements of expenses
Class A                                                            --               --                                         --
Class B                                                            --               --                                         --
Class C                                                            --               --                                         --
Class N                                                       (24,804)              --                                    (24,804)
Class Y                                                                        (50,502)                                   (50,502)
Net Expenses                                               20,134,907       18,156,274     (2,702,272)                 35,588,909
                                                      ----------------------------------------------------------------------------

1     Decrease due to the elimination of duplicative expenses achieved by merging the funds.

PRO FORMA COMBINING STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2006
(UNAUDITED)

                                                                                                                  PRO FORMA
                                                            OPPENHEIMER      OPPENHEIMER                           COMBINED
                                                          CHAMPION INCOME     HIGH YIELD       PRO FORMA          OPPENHEIMER
                                                                FUND            FUND          ADJUSTMENTS    CHAMPION INCOME FUND
                                                          ------------------------------------------------------------------------
NET INVESTMENT INCOME                                          96,882,874      105,318,674                            202,201,548
                                                          ------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
  Investments                                                  27,833,541        8,713,002                             36,546,543
  Foreign currency transactions                                   437,460          262,546                                700,006
                                                                       --               --                                     --
  Closing of futures contracts                                   (857,045)        (408,722)                            (1,265,767)
                                                          ------------------------------------------------------------------------
Net realized gain                                              27,413,956        8,566,826                             35,980,782
                                                          ------------------------------------------------------------------------

Net change in unrealized appreciation or
  depreciation on:
  Investments                                                 (33,167,132)     (17,288,045)                           (50,455,177)
  Translation of assets and liabilities denominated in
    foreign currencies                                         (1,521,175)      (1,359,176)                            (2,880,351)
                                                                       --               --                                     --
  Futures contracts                                               215,010           50,800                                265,810
                                                          ------------------------------------------------------------------------
Net unrealized gain                                           (34,473,297)     (18,596,421)                           (53,069,718)
                                                          ------------------------------------------------------------------------
Net realized and unrealized gain                               (7,059,341)     (10,029,595)                           (17,088,936)
                                                          ------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                 $    89,823,533   $   95,289,079                         $  185,112,612
                                                          ========================================================================

PRO FORMA COMBINING STATEMENTS OF CHANGES FOR THE YEAR ENDED MARCH 31, 2006
(UNAUDITED)

OPPENHEIMER HIGH YIELD FUND AND OPPENHEIMER CHAMPION INCOME FUND

                                                                                                                   PRO FORMA
                                                          OPPENHEIMER        OPPENHEIMER                           COMBINED
                                                        CHAMPION INCOME      HIGH YIELD         PRO FORMA          OPPENHEIMER
                                                             FUND               FUND           ADJUSTMENTS     CHAMPION INCOME FUND
                                                        ----------------------------------------------------------------------------
OPERATIONS
Net investment income                                        96,882,874        105,318,674                              202,201,548
Net realized gain                                            27,413,956          8,566,826                               35,980,782
Net unrealized gain                                         (34,473,297)       (18,596,421)                             (53,069,718)
                                                        ----------------------------------------------------------------------------
Net increase in net assets resulting from operations         89,823,533         95,289,079                              185,112,612

DIVIDENDS AND/DISTRIBUTIONS TO SHAREHOLDERS
Class A                                                     (63,847,860)       (77,852,183)                            (141,700,043)
Class B                                                     (17,973,028)       (14,066,403)                             (32,039,431)
Class C                                                     (13,115,574)        (8,504,231)                             (21,619,805)
Class N                                                      (1,946,407)        (1,079,365)                              (3,025,772)
Class Y                                                              --         (3,816,484)                              (3,816,484)

BENEFICIAL INTEREST TRANSACTIONS
Class A                                                     (59,799,511)       (14,279,865)                             (74,079,376)
Class B                                                    (118,711,838)       (61,520,364)                            (180,232,202)
Class C                                                     (34,713,114)       (16,365,567)                             (51,078,681)
Class N                                                         737,263          3,400,044                                4,137,307
Class Y                                                              --         21,355,317                               21,355,317

NET ASSETS
Total increase                                             (219,546,537)       (77,440,022)                            (296,986,559)
Beginning of period                                       1,601,532,508      1,528,265,037                            3,129,797,545
End of period                                             1,381,985,971      1,450,825,015                            2,832,810,986

PRO FORMA COMBINING STATEMENTS OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)
OPPENHEIMER CHAMPION INCOME FUND AND OPPENHEIMER HIGH YIELD FUND

                                          OPPENHEIMER   OPPENHEIMER                 OPPENHEIMER     OPPENHEIMER
                                          CHAMPION      HIGH YIELD    COMBINED      CHAMPION        HIGH YIELD       COMBINED
                                          INCOME FUND   FUND          PRO FORMA     INCOME FUND     FUND             PRO FORMA

                                          PRINCIPAL     PRINCIPAL     PRINCIPAL
                                          AMOUNT        AMOUNT        AMOUNT        VALUE           VALUE            VALUE
====================================================================================================================================
ASSET-BACKED SECURITIES--0.2%
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO
Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 12.54%,
6/13/11 1                                 $  2,125,400  $  2,125,400  $  4,250,800  $       21,254  $       21,254   $       42,508
------------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO, Home Equity
Pass-Through Certificates, Series
1999-I, Cl. ECFD, 1.079%, 1/25/29 1            437,665             0       437,665         100,663               0          100,663
------------------------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., Collateralized Bond
Obligations, Series 1A, Cl. C2, 9.342%
Sub. Bonds, 8/13/10 1                        2,444,479     3,585,236     6,029,715       2,248,921       3,298,417        5,547,338
                                                                                    ------------------------------------------------
Total Asset-Backed Securities
(Cost $4,412,219, Cost $5,117,500,
Combined $9,529,719)                                                                     2,370,838       3,319,671        5,690,509

====================================================================================================================================
MORTGAGE-BACKED OBLIGATIONS--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust,
Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G,
7.695%, 10/3/30 (Cost $1,151,643, Cost
$0, Combined $1,151,643)                     1,200,000             0     1,200,000         970,370               0          970,370

====================================================================================================================================
CORPORATE BONDS AND NOTES--87.1%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--30.6%
------------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.7%
Collins & Aikman Floorcoverings, Inc.,
9.75% Sr. Sub. Nts., Series B, 2/15/10       2,600,000     1,500,000     4,100,000       2,470,000       1,425,000        3,895,000
------------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts.,
9/1/13 2                                       480,000       550,000     1,030,000         333,600         382,250          715,850
------------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                         4,350,000     3,750,000     8,100,000       4,273,875       3,684,375        7,958,250
9% Sr. Unsec. Nts., 7/1/15                   2,450,000     3,270,000     5,720,000       2,499,000       3,335,400        5,834,400
------------------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc.,
9.75% Sr. Unsec. Sub. Nts., 11/1/13            900,000       900,000     1,800,000         792,000         792,000        1,584,000
------------------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts.,
5/1/12                                       1,900,000     2,600,000     4,500,000       1,729,000       2,366,000        4,095,000
------------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14        2,900,000     4,500,000     7,400,000       2,914,500       4,522,500        7,437,000
10.25% Sr. Sec. Nts., Series B, 7/15/13      2,400,000     2,300,000     4,700,000       2,676,000       2,564,500        5,240,500

------------------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr.
Sub. Nts., 6/15/13                           1,350,000     1,300,000     2,650,000       1,309,500       1,261,000        2,570,500
------------------------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                  2,600,000     1,700,000     4,300,000       2,015,000       1,317,500        3,332,500
8.25% Sr. Unsec. Nts., 8/1/10                2,300,000     3,900,000     6,200,000       1,909,000       3,237,000        5,146,000
                                                                                    ------------------------------------------------
                                                                                        22,921,475      24,887,525       47,809,000
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.5%
Ford Motor Co., 7.45% Bonds, 7/16/31         2,600,000     4,200,000     6,800,000       1,943,500       3,139,500        5,083,000
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                         5,850,000     6,250,000    12,100,000       5,352,797       5,718,800       11,071,597
5.80% Sr. Unsec. Nts., 1/12/09               1,100,000     1,200,000     2,300,000       1,005,204       1,096,586        2,101,790
7.25% Nts., 10/25/11                         1,000,000     1,000,000     2,000,000         912,238         912,238        1,824,476
7.375% Nts., 10/28/09                        7,100,000     7,650,000    14,750,000       6,680,028       7,197,495       13,877,523
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                         6,350,000     5,100,000    11,450,000       5,925,229       4,758,846       10,684,075
7.25% Nts., 3/2/11                           1,100,000       900,000     2,000,000       1,043,458         853,738        1,897,196
8% Bonds, 11/1/31                            7,900,000     8,600,000    16,500,000       7,485,850       8,149,154       15,635,004
------------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr.
Unsec. Debs., 7/15/33                          950,000     1,450,000     2,400,000         700,625       1,069,375        1,770,000
------------------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 3                    2,600,000     2,665,000     5,265,000       2,710,500       2,778,263        5,488,763
10.50% Sr. Sub. Nts., 1/1/16 3                 430,000       455,000       885,000         468,700         495,950          964,650
                                                                                    ------------------------------------------------
                                                                                        34,228,129      36,169,945       70,398,074
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.2%
SGS International, Inc., 12% Sr. Sub.
Nts., 12/15/13 3                             2,370,000     2,405,000     4,775,000       2,447,025       2,483,163        4,930,188
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Alderwoods Group, Inc., 7.75% Sr.
Nts., 9/15/12                                3,000,000     2,800,000     5,800,000       3,097,500       2,891,000        5,988,500
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.8%
Apcoa, Inc., 9.25% Sr. Unsec. Sub.
Nts., 3/15/08 1                              1,875,000     3,080,000     4,955,000       1,846,875       3,033,800        4,880,675
------------------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts.,
8/15/11                                      1,900,000     1,300,000     3,200,000       2,016,850       1,379,950        3,396,800
------------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub.
Nts., 4/15/12                                2,900,000     3,000,000     5,900,000       3,110,250       3,217,500        6,327,750
------------------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts.,
8/1/13 3                                     2,920,000     4,820,000     7,740,000       2,920,000       4,820,000        7,740,000
------------------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub.
Nts., 7/1/11                                 2,131,000     1,932,000     4,063,000       2,194,930       1,989,960        4,184,890
------------------------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC,
10.75% 1st. Mtg. Nts., 4/15/14 3,4           2,335,000     2,450,000     4,785,000       2,335,000       2,450,000        4,785,000
------------------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr.
Nts., 11/15/13                               1,400,000     1,400,000     2,800,000       1,466,500       1,466,500        2,933,000
------------------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr.
Nts., 12/1/13 3                              3,575,000     3,525,000     7,100,000       3,700,125       3,648,375        7,348,500
------------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec.
Nts., 10/15/13                               2,000,000     2,666,000     4,666,000       2,037,500       2,715,988        4,753,488
------------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14              3,150,000     4,900,000     7,300,000       3,126,375       4,863,250        7,989,625
9% Sr. Sub. Nts., 3/15/12                    2,400,000     2,200,000     4,600,000       2,559,000       2,345,750        4,904,750
------------------------------------------------------------------------------------------------------------------------------------
ITT Corp., 7.375% Unsec. Debs.,
11/15/15                                     2,100,000     2,100,000     4,200,000       2,278,500       2,278,500        4,557,000

------------------------------------------------------------------------------------------------------------------------------------
Kerzner International Ltd., 6.75% Sr.
Unsec. Sub. Nts., 10/1/15                      400,000       420,000       820,000         423,000         444,150          867,150
------------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                1,041,000     3,532,000     4,573,000       1,134,690       3,849,880        4,984,570
10.25% Sr. Unsec. Sub. Nts., Series B,
8/1/07                                       4,000,000             0     4,000,000       4,230,000               0        4,230,000
------------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15              1,000,000     1,600,000     2,600,000         988,750       1,582,000        2,570,750
6.75% Sr. Nts., 4/1/13 3,4                     845,000     1,350,000     2,195,000         845,000       1,350,000        2,195,000
8.375% Sr. Unsec. Sub. Nts., 2/1/11          5,350,000     6,950,000    12,300,000       5,671,000       7,367,000       13,038,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07           1,000,000     2,000,000     3,000,000       1,046,250       2,092,500        3,138,750
------------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13         1,250,000     1,240,000     2,490,000       1,239,063       1,229,150        2,468,213
6.375% Sr. Sub. Nts., 7/15/09                1,200,000     2,200,000     3,400,000       1,200,000       2,200,000        3,400,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15         1,750,000     1,735,000     3,485,000       1,747,813       1,732,831        3,480,644
8% Sr. Sub. Nts., 4/1/12                     4,100,000     2,750,000     6,850,000       4,315,250       2,894,375        7,209,625
------------------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts.,
7/15/14                                      2,250,000     2,700,000     4,950,000       2,340,000       2,808,000        5,148,000
------------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                4,500,000     3,700,000     8,200,000       4,803,750       3,949,750        8,753,500
9.375% Sr. Unsec. Sub. Nts., 2/15/07         3,350,000       950,000                     3,463,063         982,063        4,445,126
------------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15           1,245,000     1,235,000     2,480,000       1,251,225       1,241,175        2,492,400
6.875% Sr. Sub. Nts., 12/1/11                  200,000       900,000     1,100,000         204,500         920,250        1,124,750
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%
Sr. Unsec. Sub. Nts., 3/15/12                5,400,000     6,600,000    12,000,000       5,683,500       6,946,500       12,630,000
------------------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts.,
3/15/08 2,3                                  3,900,000             0     3,900,000               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10               2,300,000     1,400,000     3,700,000       2,302,875       1,401,750        3,704,625
9.625% Sr. Nts., 6/1/14                      1,646,000     1,397,000                     1,666,575       1,414,463        3,081,038
9.75% Sr. Nts., 4/15/13                      1,200,000     2,700,000     3,900,000       1,215,000       2,733,750        3,948,750
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide,
Inc., 7.875% Sr. Nts., 5/1/12                5,150,000     3,550,000     8,700,000       5,626,375       3,878,375        9,504,750
------------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14           8,150,000     7,400,000    15,550,000       8,099,063       7,353,750       15,452,813
6.875% Sr. Unsec. Sub. Nts., 3/1/16          1,230,000     1,245,000     2,475,000       1,242,300       1,257,450        2,499,750
------------------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc.,
8.50% Sec. Nts., 6/1/15                      6,700,000     7,050,000    13,750,000       6,549,250       6,891,375       13,440,625
------------------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners
Ltd., 11.75% Sr. Nts., 4/1/10                2,700,000     2,700,000     5,400,000       2,990,250       2,990,250        5,980,500
------------------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub.
Nts., 2/15/14                                2,700,000     2,700,000     5,400,000       2,679,750       2,679,750        5,359,500
------------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp., 6.625% Nts., 12/1/14          5,700,000     7,000,000    12,700,000       5,564,625       6,833,750       12,398,375
                                                                                      ----------------------------------------------
                                                                                       108,114,822     113,233,860      221,348,682
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
Beazer Homes USA, Inc., 8.375% Sr.
Nts., 4/15/12                                2,800,000     3,300,000     6,100,000       2,922,500       3,444,375        6,366,875
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub.
Nts., 9/15/10                                  600,000       800,000     1,400,000         676,062         901,416        1,577,478

------------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13          2,500,000     2,250,000     4,750,000       2,462,500       2,216,250        4,678,750
8.875% Sr. Sub. Nts., 4/1/12                 1,600,000     1,500,000     3,100,000       1,680,000       1,575,000        3,255,000
------------------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08               1,550,000     2,750,000     4,300,000       1,642,605       2,914,299        4,556,904
9.50% Sr. Unsec. Sub. Nts., 2/15/11          1,950,000     2,000,000     3,950,000       2,049,938       2,102,500        4,152,438
------------------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub.
Nts., 6/15/14                                1,165,000     2,195,000     3,360,000       1,223,250       2,304,750        3,528,000
------------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.:
7.75% Sr. Nts., 3/15/13                      1,300,000             0     1,300,000       1,275,625               0        1,275,625
9.25% Sr. Sub. Nts., 4/15/12                 2,000,000     1,200,000     3,200,000       2,057,500       1,234,500        3,292,000
------------------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts.,
12/1/11                                      1,500,000     1,750,000     3,250,000       1,571,250       1,833,125        3,404,375
------------------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub.
Nts., 5/1/12                                 1,900,000     1,100,000     3,000,000       1,942,750       1,124,750        3,067,500
------------------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr.
Nts., 4/1/13                                 2,500,000     2,500,000     5,000,000       2,531,250       2,531,250        5,062,500
                                                                                      ----------------------------------------------
                                                                                        22,035,230      22,182,215       44,217,445
------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc., 7.75% Sr.
Unsec. Nts., 2/1/13                          1,130,000     1,375,000     2,505,000       1,141,300       1,388,750        2,530,050
------------------------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub.
Nts., 12/15/12 1                             1,700,000     1,900,000     3,600,000       1,874,250       2,094,750        3,969,000
------------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7%
Sr. Nts., 3/1/14 3                             715,000       740,000     1,455,000         718,575         743,700        1,462,275
                                                                                      ----------------------------------------------
                                                                                         3,734,125       4,227,200        7,961,325
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--13.1%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 2             1,740,000             0     1,740,000       1,017,900               0        1,017,900
8.125% Sr. Nts., Series B, 7/15/03 2         2,870,000     1,150,000     1,150,000       1,722,000         690,000        2,412,000
8.375% Sr. Nts., Series B, 2/1/08 2                  0     2,700,000     5,570,000               0       1,606,500        1,606,500
9.875% Sr. Nts., Series B, 3/1/07 2                  0     2,200,000     2,200,000               0       1,309,000        1,309,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 2       1,300,000     1,200,000     1,200,000         825,500         762,000        1,587,500
10.875% Sr. Unsec. Nts., 10/1/10 2           2,700,000     1,500,000     4,200,000       1,606,500         892,500        2,499,000
------------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%
Sr. Unsec. Sub. Nts., 12/15/12               1,500,000     2,100,000     3,600,000       1,515,000       2,121,000        3,636,000
------------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14              2,100,000     3,300,000     5,400,000       1,884,750       2,961,750        4,846,500
9.50% Sr. Unsec. Sub. Nts., 2/1/11             609,000     1,499,000     2,108,000         595,298       1,465,273        2,060,571
------------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11         3,450,000     3,450,000     6,900,000       2,967,000       2,967,000        5,934,000
10.25% Sr. Unsec. Sub. Nts., Series B,
5/1/09                                         450,000     2,750,000     3,200,000         409,500       2,502,500        2,912,000
------------------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr.
Nts., 12/15/15 3                             1,665,000     1,685,000     3,350,000       1,640,025       1,659,725        3,299,750
------------------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub.
Nts., 2/15/14                                2,100,000     2,100,000     4,200,000       1,937,250       1,937,250        3,874,500
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC,
0%/11.75% Sr. Unsec. Unsub. Nts.,
5/15/14 6                                    1,445,000     2,410,000     3,855,000         758,625       1,265,250        2,023,875

------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II
LLC, 10.25% Sr. Unsec. Nts., 9/15/10         2,200,000     4,500,000     6,700,000       2,172,500       4,443,750        6,616,250
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II
LLC/Charter Communications Holdings II
Capital Corp., 10.25% Sr. Nts.,
9/15/10 3                                    4,810,000     4,925,000     9,735,000       4,737,850       4,851,125        9,588,975
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings
LLC/Charter Communications Holdings
Capital Corp., 8.375% Sr. Nts., Second
Lien, 4/30/14 3                             14,400,000    11,800,000    26,200,000      14,436,000      11,829,500       26,265,500
------------------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub.
Nts., 2/1/13                                 1,400,000     1,800,000     3,200,000       1,494,500       1,921,500        3,416,000
------------------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec.
Disc. Nts., 3/15/14 6                        4,800,000     5,700,000    10,500,000       3,696,000       4,389,000        8,085,000
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18             3,400,000     4,500,000     7,900,000       3,378,750       4,471,875        7,850,625
7.625% Sr. Unsec. Unsub. Nts., Series
B, 4/1/11                                    3,535,000     1,130,000     4,665,000       3,570,350       1,141,300        4,711,650
------------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East
Finance Co., 9.875% Sr. Unsec. Nts.,
11/15/09                                     3,500,000     3,000,000     6,500,000       3,753,750       3,217,500        6,971,250
------------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West
Finance Co.:
8.50% Sr. Nts., 8/15/10                      2,200,000     2,100,000     4,300,000       2,337,500       2,231,250        4,568,750
9.875% Sr. Sub. Nts., 8/15/13                3,613,000     3,516,000     7,129,000       4,014,946       3,907,155        7,922,101
------------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 6          1,100,000             0     1,100,000         935,000               0          935,000
0%/9% Unsec. Disc. Nts., 11/15/13 6          1,000,000     4,200,000     4,200,000         850,000       3,570,000        4,420,000
8% Unsec. Nts., 11/15/13                    14,600,000    14,825,000    29,425,000      15,111,000      15,343,875       30,454,875
------------------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index
Pass-Through Certificates, Series
6-T1, 8.625%, 6/29/11 3,4                    8,000,000    14,000,000    22,000,000       7,970,000      13,947,500       21,917,500
------------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14              1,250,000     2,150,000     3,400,000       1,214,063       2,088,188        3,302,251
7.125% Sr. Nts., 2/1/16 3                    2,000,000     1,900,000     3,900,000       1,977,500       1,878,625        3,856,125
------------------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec.
Sub. Nts., 5/15/12                           2,400,000     2,700,000     5,100,000       2,328,000       2,619,000        4,947,000
------------------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital,
Inc., 7.625% Sr. Unsec. Sub. Nts.,
3/1/14                                       1,500,000     1,500,000     3,000,000       1,537,500       1,537,500        3,075,000
------------------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr.
Sec. Nts., 12/1/10                           1,299,000     1,937,000     3,236,000       1,214,565       1,811,095        3,025,660
------------------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub.
Nts., 12/15/11                               1,750,000     1,750,000     3,500,000       1,863,750       1,863,750        3,727,500
------------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15         3,667,000     3,092,000     6,759,000       3,667,000       3,092,000        6,759,000
7.25% Sr. Unsec. Sub. Nts., 1/1/13           1,000,000     1,000,000     2,000,000       1,030,000       1,030,000        2,060,000
------------------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub.
Nts., 5/15/13                                2,525,000     2,530,000     5,055,000       2,386,125       2,390,850        4,776,975
------------------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50%
Sr. Sub. Debs., 6/15/13 1                      550,000     1,050,000     1,600,000         596,750       1,139,250        1,736,000
------------------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr.
Disc. Nts., 8/15/14 6                        4,000,000     4,500,000     8,500,000       2,620,000       2,947,500        5,567,500
------------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom
Broadband Corp., 8.50% Sr. Nts.,
10/15/15                                     1,475,000     1,495,000     2,970,000       1,423,375       1,442,675        2,866,050

------------------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp.,
9.50% Sr. Unsec. Nts., 1/15/13               2,346,000     3,647,000     5,993,000       2,334,270       3,628,765        5,963,035
------------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                 4,600,000     4,700,000     9,300,000       4,174,500       4,265,250        8,439,750
6.875% Sr. Unsec. Sub. Nts., 10/1/13         1,800,000       700,000     2,500,000       1,683,000         654,500        2,337,500
------------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.777%
Sr. Sec. Nts., 1/15/13 3,7                   3,105,000     3,130,000     6,235,000       3,089,475       3,114,350        6,203,825
------------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                         2,900,000     3,400,000     6,300,000       2,668,000       3,128,000        5,796,000
8.875% Sr. Unsec. Nts., 5/15/11              1,946,000     2,647,000     4,593,000       1,907,080       2,594,060        4,501,140
------------------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75%
Sr. Nts., 3/15/16 3                          1,180,000     1,225,000     2,405,000       1,156,737       1,200,850        2,357,587
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., 1/15/13 3             4,300,000     4,420,000     8,720,000       4,042,000       4,154,800        8,196,800
6.875% Sr. Disc. Nts., Series A-2,
1/15/13 3                                    7,780,000     7,990,000     7,990,000       7,313,200       7,510,600       14,823,800
6.875% Sr. Nts., 1/15/13                     5,600,000     6,300,000    14,080,000       5,264,000       5,922,000       11,186,000
8.875% Sr. Nts., Series A-3, 1/15/16 3       7,250,000     8,295,000    15,545,000       7,576,250       8,668,275       16,244,525
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I,
10.875% Sr. Sub. Nts., 12/15/12 3            3,100,000     3,900,000     7,000,000       3,452,625       4,343,625        7,796,250
------------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec.
Sub. Nts., Series B, 7/1/11                  1,950,000     1,950,000     3,900,000       2,057,250       2,057,250        4,114,500
------------------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75%
Sr. Nts., 9/1/12 3                           2,500,000     2,000,000     4,500,000       2,675,000       2,140,000        4,815,000
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12             8,650,000    10,350,000    19,000,000       8,866,250      10,608,750       19,475,000
8.75% Sr. Sub. Nts., 12/15/11                1,250,000     1,250,000     2,500,000       1,320,313       1,320,313        2,640,626
------------------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                  2,950,000     3,450,000     6,400,000       3,038,500       3,553,500        6,592,000
10.875% Sr. Unsec. Nts., Series B,
6/15/09                                      2,400,000     1,900,000     4,300,000       2,370,000       1,876,250        4,246,250
------------------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc.
Nts., 12/15/14 6                             4,152,000     6,327,000     8,727,000       3,077,670       4,689,889        7,767,559
                                                                                    ------------------------------------------------
                                                                                       175,262,242     196,676,538      371,938,780
------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Bon-Ton Stores, Inc. (The), 10.25% Sr.
Nts., 3/15/14 3                              5,900,000     6,600,000    12,500,000       5,705,300       6,382,200       12,087,500
------------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 3                      5,085,000     4,910,000     9,995,000       5,402,813       5,216,875       10,619,688
10.375% Sr. Sub. Nts., 10/15/15 3            1,040,000     1,205,000     1,205,000       1,110,200       1,286,338        2,396,538
                                                                                    ------------------------------------------------
                                                                                        12,218,313      12,885,413       25,103,726
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
Asbury Automotive Group, Inc., 9% Sr.
Sub. Nts., 6/15/12                           2,500,000     1,400,000     3,900,000       2,565,625       1,436,750        4,002,375
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375%
Sr. Unsec. Sub. Nts., 1/15/2014                950,000     1,950,000     2,900,000         904,875       1,857,375        2,762,250
------------------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec.
Sub. Nts., 10/15/14                          3,200,000     2,800,000     6,000,000       3,096,000       2,709,000        5,805,000

------------------------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts.,
5/1/09 1,2                                           0       700,000       700,000               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.366% Sr. Sec.
Nts., 1/15/14 3,7                            2,415,000     1,975,000     4,390,000       2,433,113       1,989,813        4,422,926
------------------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr.
Sub. Nts., 11/1/11 1                         3,000,000     3,500,000     6,500,000       3,232,500       3,771,250        7,003,750
------------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec.
Sub. Nts., Series B, 5/1/10                  1,100,000     1,100,000     2,200,000       1,105,500       1,105,500        2,211,000
                                                                                    ------------------------------------------------
                                                                                        13,337,613      12,869,688       26,207,301
------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.4%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3      5,540,000     4,550,000    10,090,000       5,955,500       4,891,250       10,846,750
------------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
9.28% Sr. Unsec. Unsub. Nts., 4/1/12 7       6,320,000     6,415,000    12,735,000       6,572,800       6,671,600       13,244,400
9.75% Sr. Unsec. Unsub. Nts., 1/15/15        1,310,000     2,556,000     3,866,000       1,385,325       2,702,970        4,088,295
------------------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr.
Nts., 6/1/11 1                               1,250,000     1,250,000     2,500,000       1,293,750       1,293,750        2,587,500
------------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec.
Nts., 4/15/15                                1,735,000     2,385,000     4,120,000       1,695,963       2,331,338        4,027,301
------------------------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10        2,000,000     1,500,000     3,500,000       2,085,000       1,563,750        3,648,750
                                                                                    ------------------------------------------------
                                                                                        18,988,338      19,454,658       38,442,996
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.4%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.2%
Constellation Brands, Inc., 8.125% Sr.
Sub. Nts., 1/15/12                           2,000,000     2,000,000     4,000,000       2,107,500       2,107,500        4,215,000
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Jean Coutu Group (PJC), Inc. (The),
8.50% Sr. Sub. Nts., 8/1/14                  4,400,000     4,300,000     8,700,000       4,059,000       3,966,750        8,025,750
------------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                 2,600,000     2,650,000     5,250,000       2,668,250       2,719,563        5,387,813
9.50% Sr. Sec. Nts., 2/15/11                 1,600,000     1,600,000     3,200,000       1,696,000       1,696,000        3,392,000
                                                                                    ------------------------------------------------
                                                                                         8,423,250       8,382,313       16,805,563
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.9%
American Seafoods Group LLC, 10.125% Sr.
Sub. Nts., 4/15/10                           3,500,000     3,500,000     7,000,000       3,677,205       3,677,205        7,354,410
------------------------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15          1,070,000       930,000     2,000,000       1,048,600         911,400        1,960,000
8.625% Sr. Sub. Nts., 12/15/12               3,600,000     3,300,000     6,900,000       3,820,500       3,502,125        7,322,625
------------------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
10.625% Sr. Unsec. Sub. Nts., 11/15/15       1,910,000     2,435,000     4,345,000       2,034,150       2,593,275        4,627,425
10.75% Sr. Nts., 3/1/10                      5,525,000     5,700,000    11,225,000       6,008,438       6,198,750       12,207,188
------------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                      2,291,000     1,909,000     4,200,000       2,313,910       1,928,090        4,242,000
8.875% Sr. Unsec. Nts., 3/15/11                467,000       475,000       942,000         464,665         472,625          937,290
------------------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec.
Sub. Nts., 10/1/11                           2,500,000     2,300,000     4,800,000       2,456,250       2,259,750        4,716,000
------------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                 0     2,240,000     2,240,000               0       2,296,000                0
8% Sr. Nts., Series B, 10/15/09              2,400,000       400,000     2,800,000       2,514,000         419,000        2,933,000

------------------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc:
10.625% Sr. Sub. Nts., 4/15/11 1 [EUR]       1,000,000     2,000,000     3,000,000       1,286,083       2,572,166        3,858,249
10.75% Sr. Sub. Nts., 4/15/11 1 [GBP]        1,000,000             0     1,000,000       1,834,051               0        1,834,051
                                                                                    ------------------------------------------------
                                                                                        27,457,852      26,830,386       54,288,238
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Church & Dwight Co., Inc., 6% Sr. Unsec.
Sub. Nts., 12/15/12                          2,650,000     1,800,000     4,450,000       2,620,188       1,779,750        4,399,938
------------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                     2,500,000     2,500,000     5,000,000       2,656,250       2,656,250        5,312,500
9.375% Sr. Unsec. Sub. Nts., 6/1/11          1,200,000     3,235,000     4,435,000       1,260,000       3,396,750        4,656,750
------------------------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec.
Sub. Nts., 2/1/15                              198,000       192,000       390,000         173,250         168,000          341,250
                                                                                    ------------------------------------------------
                                                                                         6,709,688       8,000,750       14,710,438
------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Elizabeth Arden, Inc., 7.75% Sr. Unsec.
Sub. Nts., 1/15/14                           2,550,000     2,600,000     5,150,000       2,626,500       2,678,000        5,304,500
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--8.7%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Dresser, Inc., 9.375% Sr. Sub. Nts.,
4/15/11                                      1,200,000     1,200,000     2,400,000       1,260,000       1,260,000        2,520,000
------------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec.
Sub. Nts., 12/15/10                          2,400,000     2,500,000     4,900,000       2,529,000       2,634,375        5,163,375
------------------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec.
Nts., Series A, 9/1/08                         662,000       662,000     1,324,000         680,205         680,205        1,360,410
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr.
Nts., 5/1/09                                 1,500,000     1,500,000     3,000,000       1,580,625       1,580,625        3,161,250
------------------------------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Nts.,
2/15/14 3                                    1,200,000     1,230,000     2,430,000       1,260,000       1,291,500        2,551,500
------------------------------------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc., LLC,
8.875% Sr. Unsec. Nts., 5/15/11              2,000,000             0     2,000,000       2,100,000               0        2,100,000
------------------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr.
Unsec. Sub. Nts., 5/15/10                    2,800,000     2,500,000     5,300,000       2,856,000       2,550,000        5,406,000
                                                                                    ------------------------------------------------
                                                                                        12,265,830       9,996,705       22,262,535
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--7.9%
Arch Western Finance LLC, 6.75% Sr.
Nts., 7/1/13                                 2,650,000     2,650,000     5,300,000       2,643,375       2,643,375        5,286,750
------------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr.
Nts., 12/15/15 3                             1,185,000     1,205,000     2,390,000       1,241,288       1,262,238        2,503,526
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15              1,700,000     1,400,000     3,100,000       1,680,875       1,384,250        3,065,125
6.875% Sr. Unsec. Nts., 1/15/16              3,120,000     2,784,000     5,904,000       3,159,000       2,818,800        5,977,800
------------------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr.
Unsec. Nts., 8/1/13                            990,000       995,000     1,985,000         935,550         940,275        1,875,825
------------------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp.:
7.625% Sr. Nts., 12/1/13                     1,675,000     1,650,000     3,325,000       1,683,375       1,658,250        3,341,625
7.625% Sr. Nts., 12/1/13 3,4                 1,870,000     1,960,000     3,830,000       1,879,350       1,969,800        3,849,150
------------------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Nts.,
3/1/16 3                                       720,000       740,000     1,460,000         748,800         769,600        1,518,400
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp.:
7.75% Sr. Nts., 1/15/32                      3,700,000     3,500,000     7,200,000       3,746,250       3,543,750        7,290,000
7.875% Sr. Unsec. Nts., 6/15/12              4,846,000     6,452,000    11,298,000       5,070,128       6,750,405       11,820,533
------------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts.,
7/15/11                                      1,800,000     1,600,000     3,400,000       1,863,000       1,656,000        3,519,000
------------------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75%
Sr. Unsec. Nts., 6/1/13                      6,550,000     7,450,000    14,000,000       6,820,188       7,757,313       14,577,501
------------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14     2,800,000     2,000,000     4,800,000       2,905,000       2,075,000        4,980,000
------------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec.
Nts., 8/1/14                                 2,000,000     1,900,000     3,900,000       2,040,000       1,938,000        3,978,000

------------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec.
Nts., 10/1/11                                1,500,000     1,100,000     2,600,000       1,503,750       1,102,750        2,606,500
------------------------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25%
Sr. Nts., 3/1/16 3                           2,255,000     1,920,000     4,175,000       2,322,650       1,977,600        4,300,250
------------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                    1,600,000     1,750,000     3,350,000       1,636,000       1,789,375        3,425,375
6.875% Sr. Nts., 12/15/13 3                    180,000       680,000       860,000         177,300         669,800          847,100
------------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14          4,500,000     3,200,000     7,700,000       4,533,750       3,224,000        7,757,750
8.375% Sr. Sub. Nts., 8/15/12                2,800,000     2,850,000     5,650,000       3,010,000       3,063,750        6,073,750
------------------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific
Energy Finance Corp., 6.25% Sr. Unsec.
Nts., 9/15/15                                  485,000       490,000       975,000         475,300         480,200          955,500
------------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec.
Nts., Series B, 3/15/13                      2,500,000     2,500,000     5,000,000       2,550,000       2,550,000        5,100,000
------------------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co.,
7.125% Sr. Nts., 6/15/14                     2,300,000     1,700,000     4,000,000       2,374,750       1,755,250        4,130,000
------------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr.
Nts., 2/1/13                                 2,400,000     2,000,000     4,400,000       2,661,108       2,217,590        4,878,698
------------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr.
Sub. Nts., 4/1/16                            2,360,000     2,435,000     4,795,000       2,342,300       2,416,738        4,759,038
------------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                1,355,000     1,125,000     2,480,000       1,341,450       1,113,750        2,455,200
7.375% Sr. Sub. Nts., 7/15/13                1,800,000     1,500,000     3,300,000       1,872,000       1,560,000        3,432,000
------------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                          6,800,000     3,800,000    10,600,000       7,028,698       3,927,802       10,956,500
8% Sr. Unsub. Nts., 3/1/32                   4,000,000     4,800,000     4,800,000       4,406,948       5,288,338        9,695,286
                                                                                                                     ---------------
8.875% Sr. Nts., 3/15/10                     1,800,000     1,800,000     3,600,000       1,923,750       1,923,750        3,847,500
------------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14         1,080,000     1,680,000     2,760,000       1,015,200       1,579,200        2,594,400
8.25% Sr. Unsec. Sub. Nts., 12/15/11         3,200,000     3,500,000     6,700,000       3,232,000       3,535,000        6,767,000
------------------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts.,
11/1/13 3                                    2,395,000     2,390,000     4,785,000       2,502,775       2,497,550        5,000,325
------------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts.,
7/15/11                                      3,000,000     3,175,000     6,175,000       3,315,000       3,508,375        6,823,375
------------------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds,
4/1/17                                       7,050,000     8,050,000    15,100,000       7,546,031       8,616,390       16,162,421
------------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 3                    1,805,000     1,770,000     3,575,000       1,782,438       1,747,875        3,530,313
6.625% Sr. Nts., 11/1/15 3                   1,805,000     1,770,000     3,575,000       1,795,975       1,761,150        3,557,125
------------------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.,
8.875% Sr. Unsub. Nts., Series B,
7/15/12                                        600,000     1,200,000     1,800,000         687,000       1,374,000        2,061,000
------------------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub.
Nts., 5/1/12                                 2,300,000     2,300,000     4,600,000       2,302,875       2,302,875        4,605,750
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                          5,700,000     1,700,000     7,400,000       5,892,375       1,757,375        7,649,750
7.625% Nts., 7/15/19                                 0       100,000       100,000               0         107,000          107,000
7.875% Nts., 9/1/21                            850,000             0             0         918,000               0          918,000
8.75% Unsec. Nts., 3/15/32                   3,700,000     8,300,000    12,000,000       4,347,500       9,752,500       14,100,000
------------------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc.,
6.50% Nts., 12/1/08                            800,000       800,000     4,500,000         808,000         808,000        1,616,000
                                                                                    ------------------------------------------------
                                                                                       112,721,102     111,575,039      224,296,141

------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--4.9%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Berry Plastics Corp., 10.75% Sr. Sub.
Nts., 7/15/12                                5,450,000     6,100,000    11,550,000       6,022,250       6,740,500       12,762,750
------------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr.
Unsec. Sub. Nts., Series B, 9/30/08 1        3,450,000     3,700,000     7,150,000       2,484,000       2,664,000        5,148,000
------------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                731,000     1,939,000     2,670,000         749,275       1,987,475        2,736,750
8% Sr. Nts., 6/15/11                         2,070,000     2,095,000                     2,160,563       2,186,656        4,347,219
                                                                                    ------------------------------------------------
                                                                                        11,416,088      13,578,631       24,994,719
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
ABN Amro Bank NV (NY Branch), 5% Sec.
Nts., 11/5/17 1,7                            2,808,552     2,069,459     4,878,011       2,640,039       1,945,291        4,585,330
------------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1       578,000        78,000       656,000         621,350          83,850          705,200
------------------------------------------------------------------------------------------------------------------------------------
Bankunited Capital Trust, 10.25% Capital
Securities, 12/31/26 1                         750,000             0       750,000         811,875               0          811,875
------------------------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec.
Sub. Debs., 5/15/12                          1,600,000     1,700,000     3,300,000       1,804,000       1,916,750        3,720,750
                                                                                                    --------------------------------
                                                                                         5,877,264       3,945,891        9,823,155
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.6%
Affinia Group, Inc., 9% Sr. Unsec. Sub.
Nts., 11/30/14                               1,000,000     1,600,000     2,600,000         865,000       1,384,000        2,249,000
------------------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub
3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series
B, 10/1/14 6                                 3,100,000     3,100,000     6,200,000       2,418,000       2,418,000        4,836,000
9.625% Sr. Sub. Nts., 6/15/14                3,933,000     4,794,000     8,727,000       4,375,463       5,333,325        9,708,788
------------------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index
Pass-Through Certificates, Series 6-T3,
8.125%, 6/29/11 3,4                         12,500,000    21,000,000    33,500,000      12,359,375      20,763,750       33,123,125
------------------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub.
Nts., 4/1/15                                 2,390,000     2,470,000     4,860,000       2,258,550       2,334,150        4,592,700
------------------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3     7,430,000     7,980,000    15,410,000       7,411,425       7,960,050       15,371,475
------------------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                 650,000       900,000     1,550,000         658,125         911,250        1,569,375
9.43% Sr. Unsec. Nts., 5/1/10 7                775,000       775,000     1,550,000         790,500         790,500        1,581,000
                                                                                    ------------------------------------------------
                                                                                        31,136,438      41,895,025       73,031,463
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Texas Gas Transmission Corp., 7.25%
Debs., 7/15/27                               1,000,000     1,000,000     2,000,000       1,126,224       1,126,224        2,252,448
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.0%
American Casino & Entertainment
Properties LLC, 7.85% Sr. Sec. Nts.,
2/1/12                                       1,750,000     1,750,000     3,500,000       1,802,500       1,802,500        3,605,000
------------------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11       3,540,000     2,552,000     6,092,000       3,894,000       2,807,200        6,701,200
------------------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts.,
Series B, 8/1/08                               589,000       618,000     1,207,000         596,363         625,725        1,222,088
------------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts.,
Series O, 3/15/15                            1,120,000     2,580,000     3,700,000       1,107,400       2,550,975        3,658,375
------------------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp., 9.125% Sr.
Unsec. Nts., 1/15/11                         2,096,000     2,797,000     4,893,000       2,436,600       3,251,513        5,688,113
------------------------------------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr.
Unsec. Nts., 4/1/15                          2,970,000     3,200,000     6,170,000       2,992,275       3,224,000        6,216,275
                                                                                    ------------------------------------------------
                                                                                        12,829,138      14,261,913       27,091,051

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--5.2%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals, Inc., 7.75%
Sr. Sub. Nts., 4/1/14 3                      1,175,000     1,215,000     2,390,000       1,192,625       1,233,225        2,425,850
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Inverness Medical Innovations, Inc.,
8.75% Sr. Sub. Nts., 2/15/12                 1,100,000     1,100,000     2,200,000       1,089,000       1,089,000        2,178,000
------------------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125%
Sr. Sub. Nts., 6/15/12 1                     2,500,000     2,200,000     4,700,000       2,650,000       2,332,000        4,982,000
------------------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc.,
10.125% Sr. Unsec. Nts., 11/1/11             1,700,000     2,150,000     3,850,000       1,772,250       2,241,375        4,013,625
                                                                                    ------------------------------------------------
                                                                                         5,511,250       5,662,375       11,173,625
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.5%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub.
Nts., 4/1/13 1                               2,000,000     2,000,000     4,000,000       2,120,000       2,120,000        4,240,000
------------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50%
Sr. Unsec. Sub. Nts., 12/15/12               2,800,000     2,400,000     5,200,000       2,726,500       2,337,000        5,063,500
------------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13              2,630,000     2,320,000     4,950,000       2,636,575       2,325,800        4,962,375
7.25% Sr. Unsec. Sub. Nts., 3/15/15          2,880,000     4,080,000     6,960,000       2,908,800       4,120,800        7,029,600
------------------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                 1,000,000       600,000     1,600,000       1,035,000         621,000        1,656,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10           2,200,000     1,900,000     4,100,000       2,334,750       2,016,375        4,351,125
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II,
7.875% Nts., 2/1/08                          2,800,000     2,800,000     5,600,000       2,877,000       2,877,000        5,754,000
------------------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub.
Nts., 10/15/13                               1,100,000     1,300,000     2,400,000       1,168,750       1,381,250        2,550,000
------------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12               7,500,000     3,200,000    10,700,000       7,357,823       3,139,338       10,497,161
6.375% Nts., 1/15/15                         1,750,000     6,550,000     8,300,000       1,711,981       6,407,701        8,119,682
8.75% Sr. Nts., 9/1/10                       4,600,000     2,000,000     6,600,000       5,012,450       2,179,326        7,191,776
------------------------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub.
Nts., Series B, 8/15/12                      2,900,000     3,200,000     6,100,000       2,204,000       2,432,000        4,636,000
------------------------------------------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub.
Nts., 11/1/11 3                                650,000       650,000     1,300,000         715,293         715,293        1,430,586
------------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                   45,000        55,000       100,000          45,000          55,000          100,000
6.875% Sr. Sub. Nts., 12/15/15                 280,000       295,000       575,000         280,700         295,738          576,438
------------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr.
Unsec. Sub. Nts., 7/15/15                    1,245,000     1,220,000     2,465,000       1,273,013       1,247,450        2,520,463
------------------------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr.
Unsec. Sub. Nts., 4/1/12 1                   2,200,000     2,400,000     4,600,000       2,299,000       2,508,000        4,807,000
------------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec.
Sub. Nts., 2/1/15                            5,380,000     5,600,000    10,980,000       4,882,350       5,082,000        9,964,350
------------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                     3,260,000     4,020,000     7,280,000       2,958,450       3,648,150        6,606,600
7.375% Nts., 2/1/13                            146,000       147,000       293,000         133,955         134,873          268,828
9.875% Sr. Nts., 7/1/14                      6,550,000     7,875,000    14,425,000       6,664,625       8,012,813       14,677,438
------------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts.,
11/15/13                                     1,340,000     1,740,000     3,080,000       1,326,600       1,722,600        3,049,200
------------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                  1,700,000     2,150,000     3,850,000       1,768,000       2,236,000        4,004,000
10.75% Sr. Unsec. Sub. Nts., 8/15/14         1,300,000     2,550,000     3,850,000       1,426,750       2,798,625        4,225,375

------------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC,
0%/11.25% Sr. Disc. Nts., 10/1/15 6          5,400,000     4,500,000     9,900,000       3,969,000       3,307,500        7,276,500
                                                                                    ------------------------------------------------
                                                                                        61,836,365      63,721,632      125,557,997
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International,
Inc., 7% Sr. Nts., 12/15/11                  2,800,000     2,900,000     5,700,000       2,786,000       2,885,500        5,671,500
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.1%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.5%
Alliant Techsystems, Inc., 6.75% Sr.
Sub. Nts., 4/1/16                            2,350,000     2,450,000     4,800,000       2,385,250       2,486,750        4,872,000
------------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10               1,100,000     1,100,000     2,200,000       1,174,250       1,174,250        2,348,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11            846,000       147,000       993,000         884,070         153,615        1,037,685
------------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                      1,925,000     1,975,000     3,900,000       1,925,000       1,975,000        3,900,000
6.875% Sr. Unsec. Sub. Nts., 11/1/13         1,000,000       700,000     1,700,000       1,005,000         703,500        1,708,500
7.625% Sr. Sub. Nts., 2/1/18                   845,000       865,000     1,710,000         874,575         895,275        1,769,850
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                2,367,000       900,000     3,267,000       2,266,403         861,750        3,128,153
6.125% Sr. Unsec. Sub. Nts., 1/15/14         1,050,000     1,350,000     2,400,000       1,026,375       1,319,625        2,346,000
6.375% Sr. Unsec. Sub. Nts., Series B,
10/15/15                                     2,730,000     3,345,000     6,075,000       2,702,700       3,311,550        6,014,250
7.625% Sr. Sub. Nts., 6/15/12                1,850,000     1,250,000     3,100,000       1,919,375       1,296,875        3,216,250
------------------------------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts.,
7/15/11                                      2,600,000     2,800,000     5,400,000       2,730,000       2,940,000        5,670,000
------------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                     1,784,000     1,517,000     3,301,000       1,937,870       1,647,841        3,585,711
11% Sr. Sub. Nts., 2/15/13                   1,493,000     1,299,000     2,792,000       1,675,893       1,458,128        3,134,021
                                                                                    ------------------------------------------------
                                                                                        22,506,761      20,224,159       42,730,920
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp.:
12.125% Sr. Unsec. Unsub. Nts.,
6/15/10 1,2                                          0     2,000,000     2,000,000               0          90,000           90,000
13% Sr. Unsec. Nts., 2/1/09 1,2              6,825,000     6,720,000    13,545,000         307,125         302,400          609,525
                                                                                    ------------------------------------------------
                                                                                           307,125         392,400          699,525
------------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75% Sr.
Sub. Nts., 4/15/12                           2,000,000     1,500,000     3,500,000       2,085,000       1,563,750        3,648,750
------------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875%
Sr. Unsec. Sub. Nts., 12/15/12               1,300,000     1,950,000     3,250,000       1,290,250       1,935,375        3,225,625
------------------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec.
Nts., 7/1/10                                 1,789,000     1,944,000     3,733,000       1,927,648       2,094,660        4,022,308
------------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub.
Nts., 9/1/14                                 2,000,000     1,550,000     3,550,000       2,045,000       1,584,875        3,629,875
                                                                                    ------------------------------------------------
                                                                                         7,347,898       7,178,660       14,526,558
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                      1,360,000       150,000     1,510,000       1,394,000         153,750        1,547,750
7.375% Sr. Sec. Nts., Series B, 4/15/14      5,050,000    11,600,000    16,650,000       5,024,750      11,542,000       16,566,750
8.875% Sr. Nts., Series B, 4/1/08            3,200,000     3,300,000     6,500,000       3,376,000       3,481,500        6,857,500
                                                                                    ------------------------------------------------
9.25% Sr. Sec. Debs., Series B, 9/1/12       1,100,000             0     1,100,000       1,192,125               0        1,192,125

------------------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub.
Nts., Series B, 11/15/05 1,2                 1,500,000     2,500,000     4,000,000               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts.,
12/1/13                                      3,500,000     4,300,000     7,800,000       3,438,750       4,224,750        7,663,500
------------------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts.,
Series B, 12/1/07                            1,080,000     2,400,000     3,480,000       1,086,750       2,415,000        3,501,750
------------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13          2,750,000     2,200,000     4,950,000       2,719,063       2,175,250        4,894,313
7.50% Sr. Nts., 5/1/11                       1,350,000     1,350,000     2,700,000       1,397,250       1,397,250        2,794,500
------------------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts.,
3/15/12                                      2,750,000     3,050,000     5,800,000       2,973,438       3,297,813        6,271,251
                                                                                    ------------------------------------------------
                                                                                        22,602,126      28,687,313       51,289,439
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Belden & Blake Corp., 8.75% Sec. Nts.,
7/15/12                                      2,150,000     3,175,000     5,325,000       2,225,250       3,286,125        5,511,375
------------------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec.
Sub. Nts., 6/15/09                           1,100,000     1,050,000     2,150,000         924,000         882,000        1,806,000
------------------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts.,
11/15/10                                     2,000,000     2,200,000     4,200,000       2,170,000       2,387,000        4,557,000
------------------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts.,
2/15/12                                      1,000,000       700,000     1,700,000       1,072,500         750,750        1,823,250
                                                                                    ------------------------------------------------
                                                                                         6,391,750       7,305,875       13,697,625
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Covalence Specialty Materials Corp.,
10.25% Sr. Sub. Nts., 3/1/16 3               1,720,000     1,440,000     3,160,000       1,814,600       1,519,200        3,333,800
------------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr.
Unsec. Sub. Nts., 12/15/13                     900,000     1,800,000     2,700,000         846,000       1,692,000        2,538,000
                                                                                    ------------------------------------------------
                                                                                         2,660,600       3,211,200        5,871,800
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.2%
Case New Holland, Inc., 7.125% Sr. Nts.,
3/1/14 3                                     1,890,000     1,970,000     3,860,000       1,875,825       1,955,225        3,831,050
------------------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts.,
1/15/12 3                                    1,600,000     2,000,000     3,600,000       1,560,000       1,950,000        3,510,000
------------------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec.
Nts., 5/15/15                                2,020,000     1,945,000     3,965,000       2,126,050       2,047,113        4,173,163
------------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                       600,000       600,000     1,200,000         615,000         615,000        1,230,000
10.50% Sr. Sub. Nts., 8/1/12                 2,174,000     2,174,000     4,348,000       2,418,575       2,418,575        4,837,150
------------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec.
Nts., 5/15/11                                3,600,000     4,700,000     8,300,000       3,312,000       4,324,000        7,636,000
------------------------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09      1,900,000     1,600,000     3,500,000       1,995,002       1,680,002        3,675,004
------------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr.
Nts., 3/15/14                                2,550,000     1,950,000     4,500,000       2,562,750       1,959,750        4,522,500
------------------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts.,
4/1/09                                       2,000,000             0     2,000,000       1,660,000               0        1,660,000
                                                                                    ------------------------------------------------
                                                                                        18,125,202      16,949,665       35,074,867
------------------------------------------------------------------------------------------------------------------------------------
MARINE--0.1%
Navigator Gas Transport plc, 10.50%
First Priority Ship Mtg. Nts.,
6/30/07 2,3                                    726,000     1,108,000     1,834,000         832,178       1,270,045        2,102,223
------------------------------------------------------------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec.
Nts., 7/15/05 1,2                            3,500,000     5,000,000     8,500,000               0               0                0
                                                                                    ------------------------------------------------
                                                                                           832,178       1,270,045        2,102,223
------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Kansas City Southern Railway Co. (The),
7.50% Sr. Nts., 6/15/09                      2,800,000     2,000,000     4,800,000       2,856,000       2,040,000        4,896,000

------------------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                    275,000       375,000       650,000         259,875         354,375          614,250
7.50% Sr. Unsec. Nts., 11/1/13               2,783,000     2,693,000     5,476,000       2,762,128       2,672,803        5,434,931
9.625% Sr. Nts., 12/1/12                     1,800,000     2,000,000     3,800,000       1,971,000       2,190,000        4,161,000
                                                                                    ------------------------------------------------
                                                                                         7,849,003       7,257,178       15,106,181
------------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.7%
United Rentals, Inc., 7% Sr. Sub. Nts.,
2/15/14                                      9,400,000    11,000,000    20,400,000       9,094,500      10,642,500       19,737,000
------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12          1,339,000     1,813,000     3,152,000       1,422,688       1,926,313        3,349,001
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.1%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.7%
Loral Skynet Corp., 14% Sr. Sec. Nts.,
11/21/15 8                                     572,000       916,000     1,488,000         692,120       1,108,360        1,800,480
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec.
Debs., 3/15/29                               9,000,000    10,800,000    19,800,000       8,167,500       9,801,000       17,968,500
------------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr.
Unsub. Disc. Nts., 1/15/07 2                 3,315,000     5,310,000     8,625,000          49,725          79,650          129,375
                                                                                    ------------------------------------------------
                                                                                         8,909,345      10,989,010       19,898,355
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr.
Nts., 5/15/09                                1,700,000     1,700,000     3,400,000       1,774,375       1,774,375        3,548,750
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Flextronics International Ltd., 6.25%
Sr. Sub. Nts., 11/15/14                      3,350,000     3,650,000     7,000,000       3,299,750       3,595,250        6,895,000
------------------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                 920,000     2,275,000     3,195,000         880,900       2,178,313        3,059,213
8.125% Sr. Sub. Nts., 3/1/16                 2,100,000     2,175,000     4,275,000       2,131,500       2,207,625        4,339,125
------------------------------------------------------------------------------------------------------------------------------------
Solectron Corp., 8% Sr. Sub. Nts.,
3/15/16 3                                    1,670,000     1,725,000     3,395,000       1,682,525       1,737,938        3,420,463
                                                                                    ------------------------------------------------
                                                                                         7,994,675       9,719,126       17,713,801
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr.
Nts., 12/15/09 1,2 [EUR]                     3,386,201     4,232,751     7,618,952               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc.,
12.875% Nts., 2/15/10 1,2                    1,521,315     1,040,900     2,562,215               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts.,
12/1/06 1,2 [EUR]                            3,250,000     1,000,000     4,250,000               0               0                0
                                                                                    ------------------------------------------------
                                                                                                 0               0                0
------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.0%
DI Finance/DynCorp International LLC,
9.50% Sr. Unsec. Sub. Nts., Series B,
2/15/13 1                                    2,655,000     4,665,000     7,320,000       2,774,475       4,874,925        7,649,400
------------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec.
Sub. Nts., 4/1/13                            1,600,000     2,400,000     4,000,000       1,672,000       2,508,000        4,180,000
------------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 3            5,450,000     5,070,000     5,070,000       5,790,625       5,386,875       11,177,500
10.25% Sr. Sub. Nts., 8/15/15 3              1,940,000     4,050,000     5,990,000       2,051,550       4,282,875        6,334,425
                                                                                    ------------------------------------------------
                                                                                        12,288,650      17,052,675       29,341,325

------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
Advanced Micro Devices, Inc., 7.75%
Sr. Unsec. Nts., 11/1/12                     3,083,000     3,538,000     6,621,000       3,241,004       3,719,323        6,960,327
------------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                      4,200,000     1,800,000     6,000,000       3,885,000       1,665,000        5,550,000
9.25% Sr. Unsec. Sub. Nts., 2/15/08          2,439,000     4,686,000     7,125,000       2,499,975       4,803,150        7,303,125
                                                                                                                     ---------------
                                                                                         9,625,979      10,187,473       19,813,452
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--10.7%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.7%
AEP Industries, Inc., 7.875% Sr.
Unsec. Unsub. Nts., 3/15/13                  1,000,000       700,000     1,700,000       1,010,000         707,000        1,717,000
------------------------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts.,
8/1/12                                       1,800,000     2,800,000     4,600,000       2,034,000       3,164,000        5,198,000
------------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar
Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                146,000       147,000       293,000         155,855         156,923          312,778
10.625% Sr. Unsec. Nts., 5/1/11              4,000,000     4,400,000     8,400,000       4,350,000       4,785,000        9,135,000
------------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co.
plc, 10.125% Sr. Unsec. Sub. Nts.,
7/1/09                                       4,085,000     4,572,000     8,657,000       4,207,550       4,709,160        8,916,710
------------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.875%
Sr. Sub. Nts., 1/1/15 3,7                    1,780,000     1,670,000     3,450,000       1,806,700       1,695,050        3,501,750
------------------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 7            1,325,000     2,535,000     3,860,000       1,530,375       2,927,925        4,458,300
11.625% Sr. Unsec. Nts., 10/15/10               95,000        95,000       190,000         108,063         108,063          216,126
------------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
10.875% Sr. Unsec. Nts., 8/1/13                146,000       147,000       293,000         167,900         169,050          336,950
10.875% Sr. Unsec. Nts., Series B,
6/1/08                                         115,000        46,000       161,000         126,213          50,485          176,698
------------------------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50%
Nts., 2/15/16 3                              3,155,000     3,475,000     6,630,000       3,013,025       3,318,625        6,331,650
------------------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec.
Sub. Nts., 8/15/14                           3,000,000     3,300,000     6,300,000       3,135,000       3,448,500        6,583,500
------------------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr.
Unsec. Sub. Disc. Nts., 11/15/14 6           1,300,000     2,850,000     4,150,000         949,000       2,080,500        3,029,500
------------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                       86,000        86,000       172,000          89,870          89,870          179,740
9.50% Sr. Sec. Nts., 12/15/08                  412,000       412,000       824,000         430,540         430,540          861,080
9.625% Sr. Sec. Nts., Series A,
5/1/07                                       2,050,000     2,500,000     4,550,000       2,126,875       2,593,750        4,720,625
10.50% Sr. Sec. Nts., 6/1/13                 1,150,000     1,250,000     2,400,000       1,279,375       1,390,625        2,670,000
11.125% Sr. Sec. Nts., 7/15/12               1,000,000       700,000     1,700,000       1,102,500         771,750        1,874,250
------------------------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr.
Unsec. Sub. Nts., 6/15/08                      940,000       746,000     1,686,000         959,975         761,853        1,721,828
------------------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09 1                 1,550,000     1,650,000     3,200,000       1,604,250       1,707,750        3,312,000
13.50% Sr. Unsec. Sub. Nts.,
11/15/10                                     1,200,000     1,350,000     2,550,000       1,288,500       1,449,563        2,738,063
------------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                1,000,000     1,000,000     2,000,000       1,010,000       1,010,000        2,020,000
10.625% Sr. Unsec. Sub.
Nts., 5/15/11 1                                692,000       693,000     1,385,000         762,930         764,033        1,526,963
------------------------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance
Corp., 9.50% Sr. Nts., 12/1/12 3             2,385,000     2,350,000     4,735,000       2,516,175       2,479,250        4,995,425
                                                                                    ------------------------------------------------
                                                                                        35,764,671      40,769,265       76,533,936

------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
NTK Holdings, Inc., 0%/10.75% Sr.
Disc. Nts., 3/1/14 6                         1,845,000     6,090,000     7,935,000       1,356,075       4,476,150        5,832,225
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--4.0%
Ball Corp., 6.625% Sr. Nts., 3/15/18         2,350,000     2,450,000     4,800,000       2,344,125       2,443,875        4,788,000
------------------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr.
Nts., 11/15/15 3                             1,920,000     2,390,000     4,310,000       2,001,600       2,491,575        4,493,175
------------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                900,000     1,200,000     2,100,000         913,500       1,218,000        2,131,500
9.875% Sr. Unsec. Sub. Nts.,
10/15/14                                     4,500,000     3,700,000     8,200,000       4,578,750       3,764,750        8,343,500
------------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International
Corp.:
8.50% Sr. Nts., 8/15/11                      3,100,000     3,300,000     6,400,000       3,084,500       3,283,500        6,368,000
9.50% Sr. Sub. Nts., 8/15/13                 3,000,000     2,100,000     5,100,000       2,820,000       1,974,000        4,794,000
------------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13           600,000       650,000     1,250,000         567,000         614,250        1,181,250
8.25% Sr. Unsec. Nts., 10/1/12               4,237,000     5,131,000     9,368,000       4,178,741       5,060,449        9,239,190
------------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr.
Nts., 10/1/12                                2,800,000     2,500,000     5,300,000       2,975,000       2,656,250        5,631,250
------------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container,
Inc.:
7.75% Sr. Sec. Nts., 5/15/11                   900,000             0       900,000         942,750               0          942,750
8.25% Sr. Unsec. Nts., 5/15/13               2,446,000     2,447,000     4,893,000       2,568,300       2,569,350        5,137,650
8.75% Sr. Sec. Nts., 11/15/12                4,000,000     5,400,000     9,400,000       4,300,000       5,805,000       10,105,000
8.875% Sr. Sec. Nts., 2/15/09                4,700,000     3,000,000     7,700,000       4,917,375       3,138,750        8,056,125
------------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.625% Sr. Sec.
Nts., 6/15/09 2                              1,485,737     1,485,737     2,971,474       1,671,454       1,671,454        3,342,908
------------------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts.,
2/15/14                                      5,425,000     5,850,000    11,275,000       5,126,625       5,528,250       10,654,875
------------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                      2,000,000     1,500,000     3,500,000       1,980,000       1,485,000        3,465,000
9.25% Sr. Unsec. Nts., 2/1/08                3,000,000     1,000,000     4,000,000       3,138,750       1,046,250        4,185,000
9.75% Sr. Unsec. Nts., 2/1/11                4,000,000     4,000,000     8,000,000       4,130,000       4,130,000        8,260,000
------------------------------------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of
Canada II, 7.375% Sr. Unsec. Nts.,                   0     1,300,000     1,300,000               0       1,215,500        1,215,500
------------------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec.
Nts., 8/15/12 3                                755,000       735,000     1,490,000         839,938         817,688        1,657,626
------------------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec.
Sub. Nts., 6/15/12                           5,400,000     6,100,000    11,500,000       4,968,000       5,612,000       10,580,000
                                                                                    ------------------------------------------------
                                                                                        58,046,408      56,525,891      114,572,299
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.6%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12               2,096,000     1,997,000     4,093,000       2,130,060       2,029,451        4,159,511
7.875% Sr. Unsec. Nts., 2/15/09                500,000       900,000     1,400,000         505,000         909,000        1,414,000
------------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr.
Unsec. Nts., 8/15/14                         3,200,000     2,800,000     6,000,000       3,344,000       2,926,000        6,270,000
------------------------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr.
Sub. Nts., 12/1/15 1                         2,530,000     2,510,000     5,040,000       2,561,625       2,541,375        5,103,000
------------------------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr.
Sec. Nts., 10/15/10                          1,900,000     2,200,000     4,100,000       2,104,250       2,436,500        4,540,750
------------------------------------------------------------------------------------------------------------------------------------
International Utility Structures,
Inc., 13% Unsec. Sub. Nts., 2/1/08 1,2         433,000       814,000     1,247,000               0               0                0

------------------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13            850,000       850,000     1,700,000         930,750         930,750        1,861,500
------------------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec.
Nts., 4/1/14                                 3,830,000     4,543,000     8,373,000       4,338,831       5,146,556        9,485,387
------------------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr.
Sec. Nts., 6/1/12                            2,500,000     2,500,000     5,000,000       2,712,500       2,712,500        5,425,000
------------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.,
10.875% Sr. Nts., Series B,
10/15/06 2                                   3,000,000     2,000,000     5,000,000       1,575,000       1,050,000        2,625,000
------------------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr.
Sec. Nts., 10/15/13                          1,738,000     1,908,000     3,646,000       1,911,800       2,098,800        4,010,600
------------------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125%
Sr. Nts., 3/1/10                               850,000       850,000     1,700,000         901,000         901,000        1,802,000
------------------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.75% Sr. Nts.,
2/15/15 3,7                                  4,090,000     5,200,000     9,290,000       3,946,850       5,018,000        8,964,850
------------------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr.
Nts., 7/15/09 1                              3,550,000     5,750,000     9,300,000       3,780,750       6,123,750        9,904,500
------------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr.
Nts., 3/15/09                                1,500,000     1,500,000     3,000,000       1,573,125       1,573,125        3,146,250
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                      1,430,000     1,514,000     2,944,000       1,551,550       1,642,690        3,194,240
10.75% Sr. Nts., 8/1/08                      1,299,000     1,493,000     2,792,000       1,435,395       1,649,765        3,085,160
                                                                                    ------------------------------------------------
                                                                                        35,302,486      39,689,262       74,991,748
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.2%
Abitibi-Consolidated Co. of Canada,
8.375% Sr. Unsec. Sub. Nts., 4/1/15          2,650,000     2,650,000     5,300,000       2,597,000       2,597,000        5,194,000
------------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55%
Nts., 8/1/10                                 1,250,000     1,250,000     2,500,000       1,262,500       1,262,500        2,525,000
------------------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr.
Nts., 6/15/11                                2,200,000     2,250,000     4,450,000       2,222,000       2,272,500        4,494,500
------------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50%
Sr. Nts., 10/1/13                            1,000,000     1,000,000     2,000,000       1,012,500       1,012,500        2,025,000
------------------------------------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 8.625% Sr.
Unsec. Nts., Series D, 6/15/11                 500,000             0       500,000         505,000               0          505,000
------------------------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15           1,150,000     1,150,000     2,300,000       1,023,500       1,023,500        2,047,000
------------------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr.
Unsec. Nts., 11/15/07 2                      4,700,000     5,400,000    10,100,000       3,055,000       3,510,000        6,565,000
------------------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts.,
10/1/15 3,8 [EUR]                              824,750       819,360     1,644,110       1,019,468       1,012,806        2,032,274
------------------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25%
Sr. Nts., 2/15/13                            1,190,000     2,290,000     3,480,000       1,065,050       2,049,550        3,114,600
------------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr.
Unsec. Nts., 3/1/14                          2,200,000     2,200,000     4,400,000       2,090,000       2,090,000        4,180,000
------------------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 7.75% Sr.
Nts., 3/15/12                                1,750,000     1,960,000     3,710,000         997,500       1,117,200        2,114,700
                                                                                    ------------------------------------------------
                                                                                        16,849,518      17,947,556       34,797,074
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.3%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.4%
American Tower Corp., 7.125% Sr.
Unsec. Nts., 10/15/12                                0     1,500,000     1,500,000               0       1,567,500        1,567,500
------------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co.
Ltd., 8.625% Sr. Nts., 1/15/15               3,490,000     3,535,000     7,025,000       3,620,875       3,667,563        7,288,438
------------------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts.,
8/15/14                                      2,730,000     3,770,000     6,500,000       2,886,975       3,986,775        6,873,750
------------------------------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375%
Sr. Unsec. Disc. Nts., 11/1/14 6             1,250,000     1,250,000     2,500,000         906,250         906,250        1,812,500
------------------------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75%
Gtd. Nts., 7/15/05 1,2                       4,000,000     4,000,000     8,000,000         140,000         140,000          280,000
------------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11            1,800,000     3,400,000     5,200,000       1,833,750       3,463,750        5,297,500
7.90% Unsec. Nts., 8/15/10                   4,271,000     4,372,000     8,643,000       4,463,195       4,568,740        9,031,935

------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International,
Inc., 7.25% Sr. Unsec. Sub. Nts.,
2/15/11 7                                    1,100,000     1,500,000     2,600,000       1,133,000       1,545,000        2,678,000
------------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub.
Nts., 3/15/12 7                              6,900,000     6,100,000    13,000,000       7,745,250       6,847,250       14,592,500
------------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts.,
12/1/07 1,2                                  2,250,000     2,300,000     4,550,000               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc.,
9.25% Sr. Unsec. Unsub. Nts.,
2/15/14                                      5,375,000     6,175,000    11,550,000       5,791,563       6,653,563       12,445,126
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125%
Sr. Unsec. Sub. Nts., 2/1/11                   850,000     1,150,000     2,000,000         897,813       1,214,688        2,112,501
------------------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications
Enterprises LLC, 7.75% Sr. Unsec.
Sub. Nts., 2/15/15                           1,120,000     1,370,000     2,490,000       1,178,800       1,441,925        2,620,725
------------------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 1,2                 4,500,000             0     4,500,000               0               0                0
                                                                                    ------------------------------------------------
                                                                                        30,597,471      36,003,004       66,600,475
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.9%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                      2,050,000     2,150,000     4,200,000       2,219,125       2,327,375        4,546,500
11% Sr. Unsec. Nts., 7/31/10                   146,000       147,000       293,000         163,155         164,273          327,428
12.50% Sr. Unsec. Nts., 2/1/11 1             2,000,000     2,200,000     4,200,000       2,170,000       2,387,000        4,557,000
------------------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr.
Nts., Series B, 8/1/11                       2,570,000     4,820,000     7,390,000       2,801,300       5,253,800        8,055,100
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr.
Nts., 5/1/12                                 4,600,000     6,450,000    11,050,000       4,841,500       6,788,625       11,630,125
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 7            2,724,000     2,959,000     5,683,000       2,948,068       3,202,398        6,150,466
9.75% Sr. Nts., 11/15/31 7                     300,000       300,000       600,000         359,294         359,294          718,588
------------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr.
Unsec. Disc. Nts., 10/1/07 1,2               4,749,000     9,220,000    13,969,000               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co.
LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13             5,950,000     7,350,000    13,300,000       6,530,125       8,066,625       14,596,750
------------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc.,
8.375% Sr. Sec. Nts., 11/1/11                1,480,000     1,660,000     3,140,000       1,572,500       1,763,750        3,336,250
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.85% Sr. Unsec. Nts., 10/15/12 7              730,000       740,000     1,470,000         728,175         738,150        1,466,325
8.875% Sr. Nts., 10/1/13                     1,697,000     3,671,000     5,368,000       1,713,970       3,707,710        5,421,680
------------------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 8.35% Sr. Sec.
Nts., 1/15/12 7                                710,000       570,000     1,280,000         742,838         596,363        1,339,201
------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%
Sr. Nts., Series D, 8/1/15                  16,620,000    11,460,000    28,080,000      17,442,773      12,027,327       29,470,100
------------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr.
Nts., 7/1/11                                 2,150,000     3,300,000     5,450,000       2,284,375       3,506,250        5,790,625
------------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                     3,800,000     2,100,000     5,900,000       3,809,500       2,105,250        5,914,750
7.50% Sec. Nts., 3/15/15                     2,450,000     2,700,000     5,150,000       2,639,875       2,909,250        5,549,125
8% Sr. Sub. Nts., 12/15/12                     850,000     1,700,000     2,550,000         906,313       1,812,625        2,718,938
------------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                 6,896,000     8,747,000     8,747,000       7,033,920       8,921,940       15,955,860
9.875% Sr. Nts., 2/1/10                      6,300,000     4,800,000    11,100,000       6,756,750       5,148,000       11,904,750

------------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr.
Unsec. Nts., Cl. A, 12/1/12                  2,045,000     2,823,000     4,868,000       2,280,175       3,147,645        5,427,820
------------------------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA
Communications Corp., 0%/9.75% Sr.
Disc. Nts., 12/15/11 6                       3,950,000     5,192,000     9,142,000       3,792,000       4,984,320        8,776,320
------------------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec.
Nts., 6/1/13                                   851,000     1,128,000     1,979,000         812,705       1,077,240        1,889,945
------------------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr.
Nts., 3/1/11                                 2,200,000     4,200,000     6,400,000       2,414,500       4,609,500        7,024,000
------------------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts.,
6/15/12 1                                    1,500,000     1,625,000     3,125,000       1,689,375       1,830,156        3,519,531
                                                                                    ------------------------------------------------
                                                                                        78,652,311      87,434,866      166,087,177
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--5.1%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.8%
AES Corp. (The):
8.375% Sr. Unsec. Unsub.
Nts., 3/1/11 [GBP]                                   0     2,500,000     2,500,000               0       4,386,956        4,386,956
8.75% Sr. Sec. Nts., 5/15/13 3,9             3,200,000     3,800,000     7,000,000       3,472,000       4,123,000        7,595,000
------------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                      1,146,000     1,147,000     2,293,000       1,184,678       1,185,711        2,370,389
7.75% Sr. Nts., 8/1/10                       1,300,000     1,400,000     2,700,000       1,368,250       1,473,500        2,841,750
------------------------------------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power LLC:
5.608% Nts., 3/10/24 3                       1,701,180     1,130,952     2,832,132       1,638,476       1,089,266        2,727,742
6.125% Nts., 3/25/19 3                         923,062       715,844     1,638,906         899,237         697,367        1,596,604
------------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec.
Nts., 5/1/34                                 8,400,000    10,000,000    18,400,000       9,135,000      10,875,000       20,010,000
------------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30%
Sr. Unsec. Nts., 5/1/11                      7,650,000     7,850,000    15,500,000       7,956,000       8,164,000       16,120,000
------------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy
Finance Co. II, Inc., 7.375% Sr. Sec.
Nts., Series B, 9/1/10                       3,000,000     3,350,000     6,350,000       3,105,000       3,467,250        6,572,250
------------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy
Finance Co., Inc., 8.50% Sr. Sec. Nts.,
9/1/10                                       1,400,000     1,300,000     2,700,000       1,491,000       1,384,500        2,875,500
------------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                   396,000       797,000     1,193,000         398,475         801,981        1,200,456
9.50% Sr. Sec. Nts., 7/15/13                   700,000     1,160,000     1,860,000         704,375       1,167,250        1,871,625
------------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr.
Nts., 8/15/17 3                              4,779,000     4,695,000     9,474,000       4,820,816       4,736,081        9,556,897
                                                                                    ------------------------------------------------
                                                                                        36,173,307      43,551,862       79,725,169
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.9%
Dynegy Holdings, Inc., 8.375% Sr.
Unsec. Nts., 5/1/16 3,4                        240,000       350,000       590,000         240,000         350,000          590,000
------------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.50% Sr. Unsec. Nts., 10/1/21               1,300,000     1,000,000     2,300,000       1,329,250       1,022,500        2,351,750
9.125% Sr. Unsec. Nts., 5/1/31               2,700,000     2,400,000     5,100,000       2,889,000       2,568,000        5,457,000
------------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.25% Sr. Nts., 2/1/14                         720,000       740,000     1,460,000         733,500         753,875        1,487,375
7.375% Sr. Nts., 2/1/16                      7,755,000     7,900,000    15,655,000       7,939,181       8,087,625       16,026,806
                                                                                    ------------------------------------------------
                                                                                        13,130,931      12,782,000       25,912,931

------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts.,
5/15/08                                      1,000,000     1,100,000     2,100,000       1,010,586       1,111,645        2,122,231
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--
1.3%
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19     2,465,305     2,465,305     4,930,610       2,699,509       2,699,509        5,399,018
9.20% Sr. Sec. Bonds, Series B, 11/30/29     1,500,000             0     1,500,000       1,695,000               0        1,695,000
------------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11        1,813,000     2,886,000     4,699,000       1,758,610       2,799,420        4,558,030
8.75% Sr. Nts., 2/15/12                      1,002,000     1,159,000     2,161,000       1,052,100       1,216,950        2,269,050
10.125% Sr. Sec. Nts., 7/15/13 3             7,450,000     6,200,000    13,650,000       8,544,778       7,111,090       15,655,868
------------------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec.
Pass-Through Certificates, Series A,
6/30/12                                      3,262,377     2,342,980     5,605,357       3,477,469       2,497,455        5,974,924
------------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec.
Nts., 11/1/14                                1,630,000     1,000,000     2,630,000       1,613,645         989,966        2,603,611
                                                                                    ------------------------------------------------
                                                                                        20,841,111      17,314,390       38,155,501
                                                                                    ------------------------------------------------

Total Corporate Bonds and Notes
(Cost $1,191,359,612)
(Cost $1,273,911,582)
(Combined $2,465,271,194)                                                            1,189,865,656   1,278,216,172    2,468,081,828

                                                SHARES
====================================================================================================================================
PREFERRED STOCKS--1.0%
------------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr.
Exchangeable, Non-Vtg. 1,10                    137,443       110,146       247,589               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv.,
Series F (converts into Dobson
Communications Corp., Cl. A common
stock), Non-Vtg. 3                               2,657         3,100         5,757         485,899         566,913        1,052,812
------------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75%
Jr. Redeemable, Non-Vtg. 1,10                      721         3,738         4,459              72             374              446
------------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75%
Cum. Exchangeable, Series B,
Non-Vtg. 1,10                                   15,000        28,000        43,000               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25%
Exchangeable, Non-Vtg. 1,10                      3,727             1         3,728               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A,
Non-Vtg. 10,3                                    4,711         7,547        12,258         944,556       1,513,174        2,457,730
------------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. Jr. Exchangeable,
Non-Vtg. 1,8                                       639           949         1,588       5,576,873       8,278,235       13,855,108
14.25% Cum. Jr. Exchangeable,
Non-Vtg. 10                                          0             0             0             514               0              514
------------------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A,
Non-Vtg. 1,10                                      160           192           352             306             367              673
------------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum.,
Series B, Non-Vtg. 1,10                            855         1,243         2,098       1,043,100       1,516,460        2,559,560
------------------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust,
12% Non-Cum., Series A 1                        26,250        26,250        52,500       3,839,063       3,839,063        7,678,126
                                                                                    -----------------------------------------------
Total Preferred Stocks
(Cost $17,875,408, Cost $20,090,870,
Combined $37,966,278)                                                                   11,890,383      15,714,586       27,604,969

====================================================================================================================================
COMMON STOCKS--2.5%
------------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc. 10                  6,820             0         6,820         226,151               0          226,151
------------------------------------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                     5,090             0         5,090         311,406               0          311,406
------------------------------------------------------------------------------------------------------------------------------------
American Stock Exchange Basic
Industries SPDR                                 35,000             0        35,000       1,132,250               0        1,132,250
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp. 10                         69,066        60,609       129,675       2,094,081       1,837,665        3,931,746
------------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                         2,740             0         2,740         276,767               0          276,767
------------------------------------------------------------------------------------------------------------------------------------
Aon Corp.                                        7,000             0         7,000         290,570               0          290,570
------------------------------------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                       8,790             0         8,790         295,784               0          295,784
------------------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                    4,290             0         4,290         304,933               0          304,933
------------------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 1,10                         15,987        20,488        36,475         159,870         204,880          364,750
------------------------------------------------------------------------------------------------------------------------------------
Avaya, Inc. 10                                  25,140             0        25,140         284,082               0          284,082
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                    2,130             0         2,130         295,431               0          295,431
------------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 10                         5,750             0         5,750         248,170               0          248,170
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.               3,580             0         3,580         298,321               0          298,321
------------------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                       3,120             0         3,120         286,759               0          286,759
------------------------------------------------------------------------------------------------------------------------------------
CA, Inc.                                        10,460             0        10,460         284,617               0          284,617
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                3,750             0         3,750         269,288               0          269,288
------------------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,10           15,012         6,613        21,625               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                     4,184             0         4,184         259,366               0          259,366
------------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories
International, Inc. 10                          19,200             0        19,200         941,184               0          941,184
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                         25,000        40,000        65,000         785,250       1,256,400        2,041,650
------------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                      2,900             0         2,900         276,776               0          276,776
------------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                  5,200             0         5,200         278,304               0          278,304
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                  1,339         2,479         3,818          63,241         117,062          180,303
------------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 10                             20,000             0        20,000         259,000               0          259,000
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 10                         30,000             0        30,000         784,800               0          784,800
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                   4,512             0         4,512         284,933               0          284,933
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                      8,100             0         8,100         297,270               0          297,270
------------------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 10            132,227       132,227       264,454         255,198         255,198          510,396
------------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                    2,600             0         2,600         273,260               0          273,260
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                8,410             0         8,410         279,380               0          279,380
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 10          131,073       157,019       288,092       1,051,205       1,259,292        2,310,497
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                          45,000        35,000        80,000       1,827,000       1,421,000        3,248,000
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                               10,000             0        10,000         291,500               0          291,500
------------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 10                      10,990             0        10,990         296,510               0          296,510
------------------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                              444             0           444          28,309               0           28,309
------------------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                     1,497             0         1,497          95,494               0           95,494
------------------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                             5,600             0         5,600         286,608               0          286,608

------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                  110,000             0       110,000       1,325,500               0        1,325,500
------------------------------------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                  21,600             0        21,600       1,173,528               0        1,173,528
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                    10,000             0        10,000         529,000               0          529,000
------------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 10                         3,230             0         3,230         283,917               0          283,917
------------------------------------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund               35,900             0        35,900       1,168,545               0        1,168,545
------------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.,
Cl. B                                            5,250             0         5,250         313,793               0          313,793
------------------------------------------------------------------------------------------------------------------------------------
Globix Corp. 10                                 45,871        80,275       126,146         126,604         221,559          348,163
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                  1,990             0         1,990         312,350               0          312,350
------------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.
(The)                                            3,400             0         3,400         273,870               0          273,870
------------------------------------------------------------------------------------------------------------------------------------
Health Care Select Sector SPDR Fund             10,000             0        10,000         319,800               0          319,800
------------------------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,10              66,667        93,333       160,000               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. 1,10                             54,796        54,796       109,592       1,004,685       1,004,685        2,009,370
------------------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings
Ltd. 10                                         79,703       168,429       248,132         450,322         951,624        1,401,946
------------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 10                                   23,291        39,304        62,595       1,094,677       1,847,288        2,941,965
------------------------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                            4,800             0         4,800         268,512               0          268,512
------------------------------------------------------------------------------------------------------------------------------------
KB Home                                          4,250             0         4,250         276,165               0          276,165
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 10            13,600        17,168        30,768         592,824         748,353        1,341,177
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                   1,930             0         1,930         278,943               0          278,943
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                              4,800             0         4,800         289,824               0          289,824
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                  30,285        30,141        60,426         619,934         616,986        1,236,920
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 10               30,285        30,141        60,426         598,129         595,285        1,193,414
------------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                           5,100             0         5,100         278,409               0          278,409
------------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 10            35,710        57,200        92,910       1,023,092       1,638,780        2,661,872
------------------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                         10,000             0        10,000         272,000               0          272,000
------------------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 10               80,836        72,415       153,251       3,271,433       2,930,635        6,202,068
------------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                        6,325         3,772        10,097         576,524         343,818          920,342
------------------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                               3,883             0         3,883         295,768               0          295,768
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        3,600             0         3,600         283,536               0          283,536
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                           5,500             0         5,500         297,385               0          297,385
------------------------------------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp. 11                         15,000             0        15,000         427,500               0          427,500
------------------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 10                                 29,640             0        29,640         227,635               0          227,635
------------------------------------------------------------------------------------------------------------------------------------
NTL, Inc. 10                                   271,778             0       271,778       7,911,458               0        7,911,458
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                      3,200             0         3,200         335,328               0          335,328
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 10                                  5,710             0         5,710         326,955               0          326,955
------------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                       2,990             0         2,990         277,024               0          277,024
------------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 10                       10,765        14,063        24,828         170,302         222,477          392,779

------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                               4,000             0         4,000         322,120               0          322,120
------------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.               4,000             0         4,000         269,240               0          269,240
------------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 10                   16,249         8,124        24,373         437,098         218,536          655,634
------------------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,10,12                         323,326       459,132       782,458           3,233           4,591            7,824
------------------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 1,10                     288,828             0       288,828               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                       3,700             0         3,700         280,497               0          280,497
------------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                          2,700             0         2,700         284,850               0          284,850
------------------------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                              6,300             0         6,300         282,114               0          282,114
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 10                      6,023         4,014        10,037          61,736          41,144          102,880
------------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 10                       50,000             0        50,000         256,500               0          256,500
------------------------------------------------------------------------------------------------------------------------------------
Technology Select Sector SPDR Fund              50,000             0        50,000       1,108,000               0        1,108,000
------------------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc.                               50,000             0        50,000         806,000               0          806,000
------------------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc. 10                                19,000             0        19,000         302,100               0          302,100
------------------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 10                         50,000        30,000        80,000          50,000          30,000           80,000
------------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                        5,280             0         5,280         236,333               0          236,333
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                        4,850             0         4,850         294,298               0          294,298
------------------------------------------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund               36,100             0        36,100       1,114,407               0        1,114,407
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                              4,980             0         4,980         297,704               0          297,704
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                    11,696        14,036        25,732         398,366         478,066          876,432
------------------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 10                14,411        13,172        27,583              72              66              138
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                          6,600             0         6,600         281,292               0          281,292
------------------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 10               395,470       467,777       863,247         744,988         881,200        1,626,188
------------------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,10                             8,794         9,471        18,265              88              95              183
------------------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc. 10                            14,787        22,247        37,034          58,409          87,876          146,285
                                                                                    ------------------------------------------------

Total Common Stocks (Cost $52,868,024,
Cost $32,180,360, Combined $85,048,384)                                                 51,137,784      19,214,561       70,352,345

                                                 UNITS         UNITS         UNITS
====================================================================================================================================
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 10           2,000             0         2,000               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,10           3,300         2,000         5,300               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp.
12/15/07 1,10                                    2,320         3,330         5,650               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts.,
Exp. 9/30/08 1,10                                3,450         4,000         7,450               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp.
3/1/08 1,10                                      6,000         7,500        13,500               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp.
9/27/09 1,10                                         0         1,445         1,445               0               0                0

------------------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd.
Wts.:
Exp. 5/16/06 1,10                               19,990        42,243        62,233             100             211              311
Exp. 5/16/06 1,10                                   30            63            93               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,10               3,600         3,750         7,350               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts.,
Exp. 4/13/08 10,3                                1,390         2,800         4,190               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,10             5,000         5,000        10,000               0               0                0
------------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp.
9/19/10 10                                     100,000       100,000       200,000          31,000          31,000           62,000
------------------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 1,10         3,500             0         3,500              35               0               35
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp.
12/19/08 1,10                                    9,778         6,519        16,297               3               2                5
------------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 10                  29,581        44,505        74,086          13,311          20,027           33,338
Series B Wts., Exp. 1/16/10 10                  22,185        33,376        55,561           6,877          10,347           17,224
Series C Wts., Exp. 1/16/10 10                  22,185        33,376        55,561           5,524           8,344           13,868
------------------------------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp.
8/12/12 10                                           0        30,800        30,800               0             308              308
                                                                                    ------------------------------------------------

Total Rights, Warrants and Certificates
(Cost $349,158, Cost $468,214, Combined
$817,372)                                                                                   56,850          70,239          127,089

                                             PRINCIPAL     PRINCIPAL     PRINCIPAL
                                                AMOUNT        AMOUNT        AMOUNT
====================================================================================================================================
STRUCTURED NOTES--1.1%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High
Yield Targeted Return Index Securities,
Series 2005-1, 7.651%, 6/15/15 1,5
(Cost $16,136,975, Cost $14,112,018,
Combined Cost $30,248,993)                $ 15,621,951    13,487,805    29,109,756      16,108,263      13,907,680       30,015,943

====================================================================================================================================
JOINT REPURCHASE AGREEMENTS--8.5%
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 71.64% in
repurchase agreement (Principal
Amount/Value $150,621,000, with a
maturity value of $150,677,483) with DB
Alex Brown LLC, 4.50%, dated 3/31/06, to
be repurchased at $107,946,465 on
4/3/06, collateralized by U.S. Treasury
Bonds, 4.50%, 2/15/16 with a value of
$153,696,194                               107,906,000             0   107,906,000     107,906,000               0      107,906,000
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 6.54% in joint
repurchase agreement (Principal
Amount/Value $2,051,676,000, with a
maturity value of $2,052,457,347) with
UBS Warburg LLC, 4.57%, dated 3/31/06,
to be repurchased at $134,264,113 on
4/3/06, collateralized by Federal
National Mortgage Assn., 5%--6%,
3/1/34--3/1/36, with a value of
$2,098,378,320                                       0   134,213,000   134,213,000               0     134,213,000      134,213,000
                                                                                     -----------------------------------------------
Total Joint Repurchase Agreements (Cost
$242,119,000)                                                                           107,906,000     134,213,000     242,119,000
                                                                                     -----------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $1,392,059,039)                                                                 1,380,306,144   1,464,655,909   2,844,962,053

====================================================================================================================================
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED--0.0%
------------------------------------------------------------------------------------------------------------------------------------

Undivided interest of 0.04% in joint
repurchase agreement (Principal
Amount/Value $1,000,000,000, with a
maturity value of $1,000,407,917) with
Bank of America NA, 4.895%, dated
3/31/06, to be repurchased at $435,177
on 4/3/06, collateralized by U.S. Agency
Mortgages, 5.50%, 12/1/34, with a value
of $1,020,000,001 13 (Cost $435,000)           435,000            0       435,000         435,000               0          435,000

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$1,392,494,039, COST $1,480,093,544,
COMBINED $2,872,587,583)                          99.9%       101.0%        100.4%   1,380,741,144   1,464,655,909    2,845,397,053
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                    0.1         (1.0)         (0.4)       1,244,827     (13,830,894)     (12,586,067)
                                         -------------------------------------------------------------------------------------------
NET ASSETS                                       100.0%       100.0%        100.0%  $1,381,985,971  $1,450,825,015   $2,832,810,986
                                         ===========================================================================================

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR   Euro
GBP   British Pound Sterling

1.    Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2006 was $71,488,096, $78,391,245
      (Combined $149,879,341), which represents 5.15%, 5.41% (Combined 5.29%) of the Fund's net assets, of which $1,007,918, $0 (Combined $1,007,948) are considered restricted.

2.    Issue is in default. Non-income producing.

3.    Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $184,004,628 or
      13.27%, $203,576,376 or 14.05% (Combined $387,581,004 or 13.68%) of the
      Fund's net assets as of March 31, 2006.

4.    When-issued security or forward commitment to be delivered and settled after March 31, 2006.

5.    Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

6.    Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7.    Represents the current interest rate for a variable or increasing rate security.

8.    Interest or dividend is paid-in-kind.

9.    All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,437,625, $2,956,500
      (Combined $4,394,125).

10.   Non-income producing security.

11.   Partial or fully-loaned security.

12.   Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
      Investment Company Act of 1940, at or during the period ended March 31,
      2006. Transactions during the period in which the issuer was an affiliate are as follows:

OPPENHEIMER CHAMPION INCOME FUND

                                                SHARES                                      SHARES
                                         SEPTEMBER 30,         GROSS         GROSS       MARCH 31,                         DIVIDEND
                                                  2005     ADDITIONS    REDUCTIONS            2006           VALUE           INCOME
------------------------------------------------------------------------------------------------------------------------------------
Prandium, Inc.                                 323,326            --            --         323,326         $ 3,233             $ --

OPPENHEIMER HIGH YIELD FUND

                                                SHARES                                      SHARES
                                         SEPTEMBER 30,         GROSS         GROSS       MARCH 31,                         DIVIDEND
                                                  2005     ADDITIONS    REDUCTIONS            2006           VALUE           INCOME
------------------------------------------------------------------------------------------------------------------------------------
Prandium, Inc.                                 459,132            --            --         459,132         $ 4,591             $ --

13.   The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

                                         PROXY CARD
                                OPPENHEIMER HIGH YIELD FUND

Proxy for a Special Meeting of Shareholders to be held on October 6, 2006

The undersigned,  revoking prior proxies,  hereby appoints Brian Wixted, Brian Szilagyi and
Kathleen  Ives,  and each of them,  as  attorneys-in-fact  and proxies of the  undersigned, with full power of  substitution,  to vote  shares held in the name of the  undersigned  on the record date at the  Special  Meeting of  Shareholders  of  Oppenheimer  High Yield Fund
(the "Fund") to be held at 6803 South Tucson Way, Centennial,  Colorado,  80112, on October
6, 2006, at 1:00 p.m.  Mountain  time,  or at any  adjournment  thereof,  upon the proposal described in the Notice of Meeting and accompanying  Prospectus and Proxy Statement,  which have been received by the undersigned.

This proxy is solicited on behalf of the Fund's  Board of Trustees,  and the proposal  (set forth on the reverse  side of this proxy card) has been  proposed by the Board of Trustees.
When  properly  executed,  this proxy will be voted as  indicated  on the  reverse  side or
"FOR" the proposal if no choice is indicated.  The proxy will be voted in  accordance  with the proxy holders' best judgment as to any other matters that may arise at the Meeting.

VOTE VIA THE INTERNET: https://vote.proxy-direct.com
VOTE VIA THE TELEPHONE: 1-866-241-6192

CONTROL NUMBER:  999  9999  9999  999
Note:  Please sign this proxy  exactly as your name or names  appear  hereon.  Each joint owner should sign.  Trustees and other fiduciaries  should indicate the capacity in which they sign. If a corporation,  partnership or other entity,  this signature should be that of a duly authorized individual who should state his or her title.

Signature

Signature of joint owner, if any

Date

  PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY IN THE
                                    ENCLOSED ENVELOPE

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example: [ ]

1.    To approve an Agreement  and Plan of  Reorganization  between  Oppenheimer  High Yield
   Fund ("High Yield Fund") and Oppenheimer  Champion  Income Fund  ("Champion  Income
   Fund") and the transactions  contemplated thereby,  including:  (a) the transfer of substantially  all  the  assets  of High  Yield  Fund to  Champion  Income  Fund in exchange  for Class A,  Class B,  Class C,  Class N and Class Y shares of  Champion
   Income Fund,  (b) the  distribution  of such shares of Champion  Income Fund to the
   Class A, Class B, Class C, Class N and Class Y  shareholders  of High Yield Fund in
   complete   liquidation  of  High  Yield  Fund  and  (c)  the  cancellation  of  the outstanding shares of High Yield Fund.

                        OPPENHEIMER CHAMPION INCOME FUND

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the  provisions  of Article  Seven of  Registrant's  Amended and Restated  Declaration  of Trust filed as Exhibit  16(1) to this  Registration
Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of
1933,  as amended (the "1933 Act") may be  permitted  to  trustees,  officers and controlling  persons  of  Registrant  pursuant  to the  foregoing  provisions  or otherwise,  Registrant  has been  advised  that in the opinion of the  Securities and  Exchange  Commission  such  indemnification  is  against  public  policy  as expressed in the 1933 Act and is, therefore,  unenforceable.  In the event that a claim for  indemnification  against such  liabilities  (other than the payment by
Registrant  of  expenses  incurred or paid by a trustee,  officer or  controlling
person  of  Registrant  in  the  successful  defense  of  any  action,   suit  or
proceeding)  is  asserted  by  such  trustee,   officer  or  controlling  person,
Registrant  will,  unless in the  opinion  of its  counsel  the  matter  has been settled by controlling precedent,  submit to a court of appropriate  jurisdiction the  question  whether such  indemnification  by it is against  public  policy as expressed  in the 1933 Act and will be  governed  by the  final  adjudication  of such issue.

Item 16. - Exhibits

(1)   (i) Amended and Restated  Declaration of Trust dated  10/24/00:  Previously
filed  with  Registrant's   Post-Effective   Amendment  No.  22,  11/16/00,   and
incorporated herein by reference.

      (ii)   Amendment   No.  1  dated   1/25/02  to  the  Amended  and  Restated
Declaration  of  Trust  dated  10/24/00:   Previously  filed  with   Registrant's
Post-Effective Amendment No. 24, 1/25/02, and incorporated herein by reference.

      (iii)   Amendment   No.  2  dated  4/16/02  to  the  Amended  and  Restated
Declaration  of  Trust  dated  10/24/00:   Previously  filed  with   Registrant's
Post-Effective Amendment No. 25, 11/22/02, and incorporated herein by reference.

      (iv)   Amendment   No.  3  dated   8/27/02  to  the  Amended  and  Restated
Declaration  of  Trust  dated  10/24/00:   Previously  filed  with   Registrant's
Post-Effective Amendment No. 25, 11/22/02, and incorporated herein by reference.

      (v) Amendment  No. 4 dated 6/16/06 to the Amended and Restated  Declaration of Trust  dated  10/24/00:  Previously  filed  with  Registrant's  Post-Effective
Amendment No. 30, 06/19/06, and incorporated herein by reference.

(2)   Amended and Restated By-Laws dated as of 10/24/00: Previously filed with
Registrant's Post-Effective Amendment No. 24, 1/25/02, and incorporated herein by reference.

(3)   Not Applicable.

(4)   Not Applicable.

(5)   (i)   Specimen   Class  A  Share   Certificate:   Previously   filed   with
Registrant's  Post-Effective  Amendment No. 24, 1/25/02,  and incorporated herein by reference.

      (ii)   Specimen   Class  B  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective  Amendment No. 24, 1/25/02,  and incorporated herein by reference.

      (iii)  Specimen   Class  C  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective  Amendment No. 24, 1/25/02,  and incorporated herein by reference.

      (iv)   Specimen   Class  N  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective  Amendment No. 24, 1/25/02,  and incorporated herein by reference.

(6)   Amended  and  Restated   Investment   Advisory   Agreement   dated  1/1/05:
Previously  filed with  Registrants  Post-Effective  Amendment No. 28,  11/28/05,
and incorporated herein by reference.

(7)   (i) General Distributor's  Agreement dated 10/13/92:  Previously filed with
Post-Effective   Amendment  No.  10  to  Registrant's   Registration   Statement,
1/28/93,  and  refiled  with  Registrant's   Post-Effective   Amendment  No.  13,
1/24/95,  pursuant to Item 102 of  Regulation  S-T,  and  incorporated  herein by reference.

(ii)  Dealer Agreement of OppenheimerFunds  Distributor,  Inc.:  Previously filed
with   Post-Effective   Amendment  No.  45  to  the  Registration   Statement  of
Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),  10/26/01,  and  incorporated herein by reference.

(iii) Broker Agreement of OppenheimerFunds  Distributor,  Inc.:  Previously filed
with   Post-Effective   Amendment  No.  45  to  the  Registration   Statement  of
Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),  10/26/01,  and  incorporated herein by reference.

(iv)  Agency Agreement of OppenheimerFunds  Distributor,  Inc.:  Previously filed
with   Post-Effective   Amendment  No.  45  to  the  Registration   Statement  of
Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),  10/26/01,  and  incorporated herein by reference.

(v)   Trust   Company   Fund/SERV   Purchase   Agreement   of    OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective  Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High  Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

(vi)  Trust  Company  Agency  Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to  the  Registration
Statement  of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

(8)   Form    of    Deferred    Compensation    Agreement    for    Disinterested
Trustees/Directors:  Previously  filed with  Post-Effective  Amendment  No. 40 to the  Registration  Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),
10/26/98, and incorporated herein by reference.

(9)   (i)  Global  Custody  Agreement  dated  August 16, 2002:  Previously  filed
with   Post-Effective   Amendment  No.  41  to  the  Registration   Statement  of
Oppenheimer   Variable   Account  Funds  (Reg.  No.  2-93177),   (4/28/03),   and
incorporated herein by reference.

      (ii) Amendment  dated  October  2,  2003 to the  Global  Custody  Agreement dated August 16, 2002:  Previously  filed with  Pre-Effective  Amendment No. 1 to the  Registration  Statement of Oppenheimer  Principal  Protected  Trust II (Reg.
333-108093), (11/6/03), and incorporated herein by reference.

(10)  (i) Amended and  Restated  Service  Plan and  Agreement  for Class A shares dated 4/26/04:  Previously filed with Registrant's  Post-Effective  Amendment No.
27, 11/24/04, and incorporated herein by reference.

      (ii) Amended and Restated  Distribution  and Service Plan and Agreement for
Class B shares dated 2/24/98:  Previously filed with Registrant's  Post-Effective
Amendment No. 27, 11/24/04, and incorporated herein by reference.

      (iii)  Amended and Restated  Distribution  and Service  Plan and  Agreement
for  Class  C  shares  dated   2/23/04:   Previously   filed  with   Registrant's
Post-Effective Amendment No. 27, 11/24/04, and incorporated herein by reference.

      (iv)  Distribution  and Service Plan and Agreement for Class N shares dated
10/24/00  under  Rule 12b-1 of the  Investment  Company  Act of 1940:  Previously
filed  with  Registrant's   Post-Effective   Amendment  No.  25,  11/22/02,   and
incorporated herein by reference.

      (v)  Oppenheimer  Funds  Multiple  Class  Plan  under  Rule  18f-3  updated through  8/11/05:  Previously  filed with  Post-Effective  Amendment No. 5 to the
Registration  Statement of  Oppenheimer  Main Street  Opportunity  Fund (Reg. No.
333-40186), (9/27/05), and incorporated herein by reference.

(11)  Opinion and Consent of Counsel: To be filed by Amendment.

(12)  Tax Opinion: To be filed by Amendment.

(13)  Not Applicable.

(14)  Consent of Deloitte & Touche LLP:  To be filed by Amendment.

(15)  Not Applicable.

(16)   (i)  Powers   of   Attorney    dated    December    13,   2004   for   all
Trustees/Directors and Officers:  Previously filed with Post-Effective  Amendment
No. 44 to the  Registration  Statement  of  Oppenheimer  Variable  Account  Funds
(Reg. No. 2-93177), (2/25/05), and incorporated herein by reference.

(17)  Not Applicable.

Item 17. - Undertakings

(1)   The undersigned  registrant  agrees that prior to any public  reoffering of the  securities  registered  through the use of a  prospectus  which is a part of this  registration  statement  by any  person  or party  who is  deemed  to be an underwriter  within the  meaning  of Rule  145(c) of the  Securities  Act [17 CFR
230.145c],  the reoffering  prospectus will contain the information called for by the  applicable  registration  form for the  reofferings  by  persons  who may be deemed  underwriters,  in  addition  to the  information  called for by the other items of the applicable form.

(2)   The  undersigned  registrant  agrees  that every  prospectus  that is filed under  paragraph  (1)  above  will  be  filed  as a part of an  amendment  to the registration  statement  and will not be used until the  amendment is  effective, and that, in determining  any liability  under the 1933 Act, each  post-effective amendment  shall be deemed to be a new  registration  statement or the securities offered  therein,  and the  offering  of the  securities  at that  time  shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 19day of June, 2006.

                                    Oppenheimer Champion Income Fund

                                    By:  /s/ John V. Murphy*

                                    ---------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ William L. Armstrong*     Chairman of the               June 19, 2006
William L. Armstrong          Board of Trustees

/s/ John V. Murphy*           President, Principal          June 19 2006
John V. Murphy                Executive Officer and Trustees

/s/ Brian W. Wixted*          Treasurer, Principal          June 19, 2006
Brian W. Wixted               Financial & Accounting Officer

/s/ Robert G. Avis*           Trustee                       June 19, 2006
Robert G. Avis

/s/ George C. Bowen*          Trustee                       June 19, 2006
George C. Bowen

/s/ Edward L. Cameron*                                      Trustee     June
19, 2006
Edward L. Cameron

/s/ Jon S. Fossel*            Trustee                       June 19, 2006
Jon S. Fossel

/s/ Sam Freedman*             Trustee                       June 19, 2006
Sam Freedman

/s/ Beverly L. Hamilton*                                    Trustee     June
19, 2006
Beverly L. Hamilton

/s/ Robert J. Malone*                                       Trustee     June
19, 2006
Robert J. Malone

/s/ F. William Marshall, Jr.* Trustee                       June 19, 2006
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                        OPPENHEIMER CHAMPION INCOME FUND

                            Registration No. 33-16494

                                  EXHIBIT INDEX

Exhibit No.    Description